As filed with the Securities and Exchange Commission on April 24, 1998
                                     Registration No. 33-66102*
======================================================================


              SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C. 20549
                      ___________________

               POST-EFFECTIVE AMENDMENT NO. 4 TO
                           FORM S-6
           FOR REGISTRATION UNDER THE SECURITIES ACT
           OF 1933 OF SECURITIES OF UNIT INVESTMENT
               TRUSTS REGISTERED ON FORM N-8B-2
                      ___________________

A.   Exact Name of Trust:
                   NATIONAL MUNICIPAL TRUST,
                          Series 165
                     Multistate Series 62

B.   Name of depositor:
              PRUDENTIAL SECURITIES INCORPORATED

C.   Complete address of depositor's principal executive office:
                       One Seaport Plaza
                       199 Water Street
                   New York, New York 10292

D.   Name and complete address of agent for service:
                                           Copy to:
  LEE B. SPENCER, JR., ESQ.          KENNETH W. ORCE, ESQ.
    PRUDENTIAL SECURITIES           CAHILL GORDON & REINDEL
         INCORPORATED
      One Seaport Plaza                 80 Pine Street
       199 Water Street            New York, New York 10005
   New York, New York 10292

It is proposed that this filing will become effective (check appropriate box.)
 __
/__/  immediately upon filing on (date) pursuant to paragraph (b);
 __
/X_/  on April 30, 1998 pursuant to paragraph (b);
 __
/__/  60 days after filing pursuant to paragraph (a);
 __
/__/  on (date) pursuant to paragraph (a) of rule 485.

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*    This Registration Statement combines two Registration
     Statements (File Nos. 33-51039 and 33-66102) pursuant to
     Rule 429.

CUSIPS: 63701J439R;63701J447R;63701J454R;63701J462R                  MAIL CODE A

Prospectus--PART A

NOTE: PART A of this Prospectus may not be distributed unless accompanied by Part B.

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                                              NATIONAL MUNICIPAL TRUST
                                              Series 165
NMT
                                              Multistate Series 62
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The initial public offering of Units in each Trust has been completed. The Units offered hereby are issued and outstanding Units which have been acquired by the Sponsor either by purchase from the Trustee of Units tendered for redemption or in the secondary market.

National Municipal Trust, Series 165 designated as the National Trust (Laddered Maturities) ('National Trust (Uninsured)') and Multistate Series 62 which consists of three separate underlying unit investment trusts designated as the California Trust (Laddered Maturities), the Florida Trust (Insured (Laddered Maturities)) and the New York Trust (Laddered Maturities) (the 'California Trust'), the 'Florida Trust (Insured)'and the 'New York Trust (Uninsured)', collectively, the 'State Trusts', or singularly, the 'State Trust') (the 'Trusts' or the 'Trust' or in the case of the Florida Trust (Insured) the 'Insured Trust' as the context requires) are composed of interest-bearing municipal bonds and contracts and funds for the purchase thereof (the 'Securities.') The Securities in the State Trusts are issued primarily by or on behalf of the State for which the State Trust is named and counties, municipalities, authorities and political subdivisions thereof. The interest on these bonds, in the opinion of bond counsel to the issuing governmental authorities is, under existing law, excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holder) and, as respects the underlying State Trusts, exempt from State and any local income taxes to individual Unit Holders resident in the State for which the State Trust is named.

The objectives of each Trust are the providing of interest income which, in the opinion of counsel is, under existing law, excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holder), through investment in a fixed portfolio consisting primarily of investment grade intermediate-term state, municipal and public authority debt obligations, and the conservation of capital. In addition, in the opinion of bond counsel to the issuers of the obligations, the interest income on the obligations held by a State Trust is exempt from state and any local income taxes to individual Unit Holders resident in the State for which the State Trust is named. There is, of course, no guarantee that the Trusts' objectives will be achieved. The value of the Units of each Trust will fluctuate with the value of the portfolio of underlying Securities. Each municipal bond in the Insured Trust is covered by an irrevocable insurance policy as a result of which the Units of the Insured Trust were rated AAA by Standard & Poor's Corporation as of the Date of Deposit. Insurance guaranteeing the scheduled payment of principal of and interest on the securities in the Florida Trust (Insured) to the maturity of such Securities has been obtained at the cost of the issuer at the time of issuance. No representation is made as to the insurers' ability to meet their commitments. The National Trust (Uninsured), the California Trust, the Florida Trust (Insured) and the New York Trust (Uninsured) are structured to return to Unit Holders each year beginning in approximately the seventh year of each Trust, approximately 20% of the per Unit principal amount of the Securities included in each Trust. The Securities in Series 165 and the New York Trust (Uninsured) are not insured. The Securities in the Trusts are not insured by The Prudential Insurance Company of America. The Prospectus indicates the extent to which interest income of each Trust is subject to alternative minimum tax under the Internal Revenue Code of 1986, as amended. See 'Schedule of Portfolio Securities' and 'Portfolio Summary.'

                            Minimum Purchase: 1 Unit

PUBLIC OFFERING PRICE of the Units of each Trust is equal to the aggregate bid side evaluation of the underlying Securities in each Trust's Portfolio divided by the number of Units outstanding in such Trust, plus a sales charge as set forth in the table herein. (See Part B--'Public Offering of Units--Volume Discount.') Units are offered at the Public Offering Price plus accrued interest. (See Part B--'Public Offering of Units.')

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Sponsor:
                                             (LOGO)
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THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
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Please read and retain                               Prospectus dated
this Prospectus for future reference                 April 30, 1998

                            NATIONAL MUNICIPAL TRUST
                                   Series 165
                              Multistate Series 62
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                               TABLE OF CONTENTS
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                                                                                                      Page
Summary.................................................................................   Part A      A-i
Summary of Essential Information........................................................               A-v
Independent Auditors' Report............................................................               A-1
Statement of Financial Condition........................................................               A-2
Schedule of Portfolio Securities........................................................               A-7
The Trust...............................................................................   Part B        1
     Portfolio Summary..................................................................                 2
     Insurance on the Securities in the Portfolio of an Insured Trust--General..........                 9
     Insurance on the Securities in the Portfolio of an Insured Trust--Insurers.........                 9
     Objectives and Securities Selection................................................                14
     Estimated Annual Income Per Unit...................................................                14
Tax Status..............................................................................                15
Public Offering of Units................................................................                18
     Public Offering Price..............................................................                18
     Public Distribution................................................................                19
     Secondary Market...................................................................                20
     Sponsor's and Underwriters' Profits................................................                20
     Secondary Market Sales Charge......................................................                20
     Volume Discount....................................................................                21
     Employee Discount..................................................................                21
Exchange Option.........................................................................                21
     Tax Consequences...................................................................                23
Reinvestment Program....................................................................                23
Expenses and Charges....................................................................                23
     Expenses...........................................................................                23
     Fees...............................................................................                23
     Other Charges......................................................................                25
Rights of Unit Holders..................................................................                25
     Certificates.......................................................................                25
     Distribution of Interest and Principal.............................................                25
     Reports and Records................................................................                27
     Redemption.........................................................................                27
Sponsor.................................................................................                28
     Limitations on Liability...........................................................                29
     Responsibility.....................................................................                30
     Resignation........................................................................                30
Trustee.................................................................................                30
     Limitations on Liability...........................................................                31
     Responsibility.....................................................................                31
     Resignation........................................................................                31
Evaluator...............................................................................                31
     Limitations on Liability...........................................................                31
     Responsibility.....................................................................                31
     Resignation........................................................................                31
Amendment and Termination of the Indenture..............................................                32
     Amendment..........................................................................                32
     Termination........................................................................                32
Legal Opinions..........................................................................                32
Auditors................................................................................                32
Bond Ratings............................................................................                32

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This Prospectus does not contain all of the information with respect to the investment company set forth in its registration statement and exhibits relating thereto which have been filed with the Securities and Exchange Commission, Washington, D.C. under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.
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No person is authorized to give any information or to make any representations with respect to this investment company not contained herein; and any information or representations not contained herein must not be relied upon as having been authorized. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.
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                                    SUMMARY

    INSURANCE guaranteeing the scheduled payments of principal of and interest on the Securities in the portfolio of the Insured Trust has been obtained by the issuer at the cost of the issuer at the time of issuance of the Securities from AMBAC Indemnity Corporation ('AMBAC'), Capital Market Assurance Corporation ('CapMAC'), Connie Lee Insurance Company ('Connie Lee'), Financial Security Assurance ('FSA'), MBIA Insurance Corporation ('MBIA'), Municipal Bond Investors Assurance Corporation ('MBIAC') and/or Financial Guaranty Insurance Company ('Financial Guaranty' or 'FGIC') (singularly, each an 'Insurance Company' and, collectively, the 'Insurance Companies'). (See Part B--'The Trust--Insurance on the Securities in the Portfolio of an Insured Trust.') As a result of the insurance, the Securities and the Units of the Insured Trust have received a rating of 'AAA' by Standard & Poor's Corporation. There can be no assurance that Units of the Insured Trust will retain this 'AAA' rating. There is, of course, no guarantee that the objectives of the Insured Trust will be achieved since an issuer may be unable to meet its principal and interest payment obligations and, in such event, the Insurance Company involved may be unable to satisfy its insurance obligation. Insurance is not a substitute for the basic credit of an issuer, but supplements the issuer's existing credit and provides additional security therefor. NO REPRESENTATION IS MADE AS TO THE ABILITY OF THE INSURANCE COMPANIES TO MEET THEIR COMMITMENTS.

    THE CALIFORNIA TRUST. Insurance guaranteeing the scheduled payments of principal of and interest on seven of the Securities in the Portfolio of the California Trust has been obtained by the issuer at the cost of the issuer at the time of issuance of the Securities from one of the above-listed insurance companies. The remaining two Securities in the Portfolio of the California Trust are not insured but are collateralized by a mortgage-backed security of the modified pass-through type, fully guaranteed as to principal and interest by the Government National Mortgage Association ('Ginnie Mae'), as a result of which the Securities are rated Aaa by Moody's Investors Service. Ginnie Maes are backed by the full faith and credit of the United States. The mortgage loan which backs the Ginnie Mae is insured by the Federal Housing Administration. There is, of course, no guarantee that the objectives of the California Trust will be achieved since those Securities that are insured are subject to the risks stated above under 'INSURANCE' and those issues that are collateralized subject a Unit Holder to the risk that in the event that the mortgage loan is prepaid redemptions of the Securities would result in a return of principal earlier than scheduled which principal may be able to be reinvested by a Unit Holder at such time only at lower rates of interest.

    MONTHLY DISTRIBUTIONS of principal, premium, if any, and interest received by each Trust will be made on or shortly after the twenty-fifth day of each month to Unit Holders of record as of the immediately preceding Record Date. (See Part B--'Rights of Unit Holders--Distribution of Interest and Principal.') Alternatively, Unit Holders may elect to have their distributions reinvested in the Reinvestment Program of the Sponsor, as, if and when such program is available to Unit Holders. (See Part B--'Reinvestment Program.')

    THE SPONSOR, although not obligated to do so, presently intends to maintain a secondary market for the Units in each Trust based on the aggregate bid side evaluation of the underlying Securities, as more fully described under Part B--'Public Offering of Units--Secondary Market--Public Offering Price.' If such a market is not maintained, a Unit Holder may be able to dispose of his Units only through redemption at prices based on the aggregate bid side evaluation of the underlying Securities. (See Part B--'Rights of Unit Holders--Redemption--Computation of Redemption Price per Unit.')

    SPECIAL CONSIDERATIONS. An investment in Units of each Trust should be made with an understanding of the risks which an investment in fixed rate intermediate term debt obligations may entail, including the risk that the value of the Units will decline with increases in interest rates. Insurance obtained by the Security issuer does not guarantee the market value of the Securities or the value of the Units. Any such insurance obtained by the issuer may be considered to represent an element of market value in regard to the Securities thus insured. The insurance on the Securities in the Insured Trust does not protect Unit Holders from the risk that the value of the units may decline. (See Part B--'The Trust--Portfolio Summary.') The ratings of the Securities set forth in Part A--'Schedule of Portfolio Securities' may have declined due to, among other factors (including a decline in the creditworthiness of an insurer in the case of an insured trust which may also result in a decline in the AAA rating of the Units of an insured trust), a decline in creditworthiness of the issuer of said Securities.

    LADDERED MATURITIES. The National Trust (Uninsured), the California Trust, the Florida Trust (Insured) and the New York Trust (Uninsured) are structured to return to Unit Holders each year beginning in approximately the seventh year of each Trust approximately 20% of the per Unit principal amount of the Securities included in each Trust. (See 'Schedule of Portfolio Securities.') The timing and percentage amount of principal return may vary from the estimated cash flow schedule on the Date of Deposit if Securities are sold for credit reasons or as a result of redemptions or if an issuer calls or fails to call a Security. Such sale, call or failure to call may result in an increase in, a decrease in, or the elimination of, a return of principal in one or more years. If interest rates rise, Unit Holders may be able to reinvest their principal distributions as received in higher-yielding obligations. Conversely, however, if interest rates decline, Unit Holders will be receiving payments of principal at times when only lower-yielding investments of comparable quality are available. Reinvesting at such time may result in an over-all lower yield than would result from a single investment maturing at the close of the life of the Trust.

    Note: In Part B 'Trustee' the location of the unit investment trust office of The Chase Manhattan Bank is amended to read 4 New York Plaza, New York, New York 10004.

    Under the Code, capital gain of individuals, estates and trusts from the disposition of a Unit Holder's pro rata interest in a Security when the Unit Holder has held his or her Units, and the Trust has held the Security, for more than 1 year, but not more than 18 months, will be subject to a maximum nominal rate of 28%. When the Unit Holder has held his or her Units and the Trust has held the Security for more than 18 months, the maximum nominal rate is 20%.

    Note: The second paragraph in Part B 'Sponsor' is amended to delete such paragraph and replace it with the following:

    Prudential Securities is distributor for series of Prudential Government Securities Trust, The BlackRock Government Income Trust, Command Government Fund, Command Money Fund, Command Tax-Free Fund, Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc., Prudential Allocation Fund, Prudential California Municipal Fund, Prudential Distressed Securities Fund, Inc., Prudential Diversified Bond Fund, Inc., Prudential Dryden Fund, Prudential Emerging Growth Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity Income Fund, Prudential Europe Growth Fund, Inc., Prudential Global Genesis Fund, Inc., The Global Government Plus Fund, Inc., Prudential Global Limited Maturity Fund, Inc., Prudential Global Natural Resources Fund, Inc., The Global Total Return Fund, Inc., Prudential Government Income Fund, Prudential High Yield Fund, Inc., Prudential Institutional Liquidity Portfolio, Inc., Prudential Intermediate Global Income Fund, Inc., Prudential Jennison Series Fund, Inc., Prudential MoneyMart Assets, Inc., Prudential Mortgage Income Fund, Inc., Prudential Multi-Sector Fund, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Small Companies Fund, Inc., Prudential Special Money Market Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential Tax-Free Money Fund, Inc., Prudential Utility Fund, Inc. and Prudential World Fund, Inc.

    The following paragraph replaces the last paragraph that begins on page B-17 and continues on to page B-18.

    The Code also imposed an additional 12/100% ($12.00 per $10,000) environmental tax on the alternative minimum taxable income (determined without regard to any alternative tax net operating loss deduction) of a corporation in excess of $2,000,000 for each taxable year beginning before January 1, 1996. The Clinton Administration has proposed to reinstate the environmental tax, most recently in its 1999 budget proposal, which was released on February 2, 1998, to taxable years after December 31, 1997 and before January 1, 2009. The environmental tax was an excise tax and was deductible for United States Federal income tax purposes (but not for purposes of the environmental tax itself). Although the environmental tax was based on alternative minimum taxable income, the environmental tax had to be paid in addition to any Federal income taxes payable by the corporation.

Portfolio Summary

   National Trust (Uninsured)

    The Portfolio contains nine issues of Securities of issuers located in eight states and the District of Columbia. Three of the issues (25.0%* of the Trust) are general obligations of governmental entities and are backed by the general taxing powers of those entities. The remaining issues are payable from the income of specific projects or authorities and are not supported by the issuer's power to levy taxes. Although income to pay such Securities may be derived from more than one source, the primary sources of such income and the percentage of issues deriving income from such sources are as follows: health and hospital facilities: 5.7%* of the Trust; education facilities: 33.1%* of the Trust; pollution control facilities: 8.2%* of the Trust; power facilities: 16.7%* of the Trust; water and sewer facilities: 11.3%* of the Trust. The Trust is concentrated in education facilities and general obligation Securities.

    44.2%* of the Securities in the Trust are rated by Standard & Poor's Corporation (19.0%* being rated AAA and 25.2%* being rated A). 55.8%* of the Securities in the Trust are rated by Moody's (16.7%* being rated Aaa, 16.7%* being rated Aa, 8.6%* being rated A and 13.8%* being rated Ba). For a description of the meaning of the applicable rating symbols as published by Standard & Poor's, see Part B--'Bond Ratings.' It should be emphasized, however, that the ratings of Standard & Poor's represent its opinion as to the quality of the Securities which it undertakes to rate and that these ratings are general and are not absolute standards of quality.

    Five Securities in the Trust have been issued with an 'original issue discount.' (See Part B--'Tax Status.')

    Of these original issue discount bonds, approximately 3.9% of the aggregate principal amount of the Securities in the Trust (although only 2.6%* of the aggregate bid price of all Securities in the Trust) are zero coupon bonds (including bonds known as multiplier bonds, money multiplier bonds, capital appreciation bonds, capital accumulator bonds, compound interest bonds and discount maturity payment bonds).

   Alternative Minimum Tax

    As of the date of the Summary of Essential Information, the Sponsor's affiliate, The Prudential Investment Corporation, estimates that 34.2% of the estimated annual income per Unit consists of interest on private activity bonds, which interest is to be treated as a tax preference item for alternative minimum tax purposes. (See 'Tax Status' and 'Schedule of Portfolio Securities.')

    The Sponsor participated as sole underwriter or manager or member of underwriting syndicates from which approximately 8.6%* of the Trust was acquired.

   California Trust

    The Portfolio contains nine issues of Securities of issuers located in the State of California. All of the issues are payable from the income of specific projects or authorities and are not supported by the issuer's power to levy taxes. Although income to pay such Securities may be derived from more than one source, the primary sources of such income and the percentage of issues deriving income from such sources are as follows: certificates of participation: 17.8%* of the Trust; health and hospital facilities: 47.2%* of the Trust; housing facilities: 17.4%* of the Trust; tax allocation bonds: 17.6%* of the Trust. The Trust is concentrated in health and hospital facilities securities.

    82.6%* of the Securities in the Trust are rated AAA by Standard & Poor's Corporation and 17.4%* of the Securities in the Trust are rated Aaa by Moody's Investors Service. For a description of the meaning of the applicable rating symbols as published by Standard & Poor's and Moody's, see Part B--'Bond Ratings.' It should be emphasized, however, that the ratings of Standard & Poor's and Moody's represent their opinions as to the quality of the Securities which they undertake to rate and that these ratings are general and are not absolute standards of quality.

    Four Securities in the Trust have been issued with an 'original issue discount.' (See Part B--'Tax Status.')

    Of these original issue discount bonds, approximately 1.5% of the aggregate principal amount of the Securities in the Trust (although only 1.2%* of the aggregate bid price of all Securities in the Trust) are zero coupon bonds (including bonds known as multiplier bonds, money multiplier bonds, capital appreciation bonds, capital accumulator bonds, compound interest bonds and discount maturity payment bonds).

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    * Percentages computed on the basis of the aggregate bid price of the Securities in the National Trust on March 30, 1998, and in the California, Florida and New York Trust on March 18, 1998.

    82.6%* of the Securities in the Trust are insured to maturity by the insurance obtained by the issuer from the following insurance companies: AMBAC:
17.8%*; Connie Lee: 17.9%*; FGIC: 1.2%*; MBIA & MBIAC: 45.7%*. 17.4%* of the
Securities in the Trust are backed by Ginnie Mae.

   Florida Trust (Insured)

    The Portfolio contains six issues of Securities of issuers located in the State of Florida. One of the issues (16.4%* of the Trust) is a general obligation of a governmental entity and is backed by the general taxing power of such entity. The remaining issues are payable from the income of specific projects or authorities and are not supported by the issuer's power to levy taxes. Although income to pay such Securities may be derived from more than one source, the primary sources of such income and the percentage of issues deriving income from such sources are as follows: education facilities: 16.5%* of the Trust; health and hospital facilities: 17.4%* of the Trust; lease facilities:
16.6%* of the Trust; utility facilities: 16.5%* of the Trust; water and sewer facilities: 16.6%* of the Trust.

    100%* of the Securities in the Trust are rated AAA by Standard & Poor's Corporation. For a description of the meaning of the applicable rating symbols as published by Standard & Poor's, see Part B--'Bond Ratings.' It should be emphasized, however, that the ratings of Standard & Poor's represent its opinion as to the quality of the Securities which it undertakes to rate and that these ratings are general and are not absolute standards of quality.

    Three Securities in the Trust have been issued with an 'original issue discount.' (See Part B--'Tax Status.')

    The Securities in the Trust are insured to maturity by the insurance obtained by the issuer from the following insurance companies: AMBAC: 34.0%*;
FSA: 49.5%*; MBIA & MBIAC: 16.5%*.

    The Sponsor participated as sole underwriter or manager or member of underwriting syndicates from which approximately 49.4%* of the Trust was acquired.

   New York Trust (Uninsured)

    The Portfolio contains eight issues of Securities of issuers located in the State of New York. Two of the issues (17.5%* of the Trust) are general obligations of governmental entities and are backed by the general taxing powers of those entities. The remaining issues are payable from the income of specific projects or authorities and are not supported by the issuer's power to levy taxes. Although income to pay such Securities may be derived from more than one source, the primary sources of such income and the percentage of issues deriving income from such sources are as follows: health and hospital facilities: 33.1%* of the Trust; lease facilities: 15.3%* of the Trust; capital improvement bonds:
16.5%* of the Trust; transportation facilities: 16.5%* of the Trust; miscellaneous: 1.1%* of the Trust. The Trust is concentrated in health and hospital facilities Securities.

    The Portfolio also contains Securities representing 17.4%* of the Trust (single-family housing securities) which are subject to the requirements of
Section 103A of the Internal Revenue Code of 1954, as amended, or Section 143 of the Internal Revenue Code of 1986.

    66.0%* of the Securities in the Trust are rated by Standard & Poor's Corporation. (32.9%* being rated AAA, 16.6%* being rated A and 16.5%* being rated BBB) and 34.0%* of the Securities in the Trust are rated A by Moody's Investors Service. For a description of the meaning of the applicable rating symbols as published by Standard & Poor's and Moody's, see Part B--'Bond Ratings.' It should be emphasized, however, that the ratings of Standard & Poor's and Moody's represent their opinions as to the quality of the Securities which they undertake to rate and that these ratings are general and are not absolute standards of quality.

    Six Securities in the Trust have been issued with an 'original issue discount.' (See Part B--'Tax Status.')

    Of these original issue discount bonds, approximately 0.2% of the aggregate principal amount of the Securities in the Trust (although only 0.1%* of the aggregate bid price of all Securities in the Trust) are zero coupon bonds (including bonds known as multiplier bonds, money multiplier bonds, capital appreciation bonds, capital accumulator bonds, compound interest bonds and discount maturity payment bonds).

    The Sponsor participated as sole underwriter or manager or member of underwriting syndicates from which approximately 35.0%* of the Trust was acquired.

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    * Percentages computed on the basis of the aggregate bid price of the Securities in the National Trust on March 30, 1998, and in the California, Florida and New York Trust on March 18, 1998.

                        SUMMARY OF ESSENTIAL INFORMATION
                            NATIONAL MUNICIPAL TRUST
                                   SERIES 165
                                  (UNINSURED)
                              As of March 30, 1998

FACE AMOUNT OF SECURITIES.......................... $4,080,000.00

NUMBER OF UNITS....................................         4,104

FRACTIONAL UNDIVIDED INTEREST IN THE TRUST
  REPRESENTED BY EACH UNIT.........................     1/4,104th

PUBLIC OFFERING PRICE

  Aggregate bid side evaluation of Securities in
    the Trust...................................... $4,127,076.56

  Divided by 4,104 Units........................... $    1,005.62

  Plus sales charge of 3.250% of Public Offering
    Price (3.359% of net amount invested in
    Securities).................................... $       33.78
                                                    -------------

  Public Offering Price per Unit(2)(4)............. $    1,039.40
                                                    -------------
                                                    -------------

REDEMPTION PRICE AND SPONSOR'S REPURCHASE PRICE PER
  UNIT (based on bid side evaluation of underlying
  Securities, $33.78 less than Public Offering
  Price per Unit)(4)............................... $    1,005.62
                                                    -------------
                                                    -------------

MINIMUM PRINCIPAL DISTRIBUTION: No distribution need be made from the Principal Account if the balance therein is less than $1 per Unit.
SPONSOR'S ANNUAL PORTFOLIO SUPERVISION FEE: Maximum $.25 per
  $1,000 face amount of underlying Securities.
PREMIUM AND DISCOUNT ISSUES IN PORTFOLIO:
  Face amount of Securities with bid side evaluation:
  over par--96.1%; at par--0%; at a discount from par--3.9%
EVALUATOR'S FEE FOR EACH EVALUATION: Maximum of $14.
EVALUATION TIME: 3:30 p.m. New York time
MANDATORY TERMINATION DATE: The Trust must be terminated no later than one year after the maturity date of the latest maturing
  Security listed under the Trust's Schedule of Portfolio
  Securities.
MINIMUM VALUE OF TRUST: The Trust may be terminated if the value of the Trust is less than $3,016,000.
Percentage of Unit Holders required to consent in order to amend
  (as permitted) the Trust Indenture and Agreement (except under certain circumstances when Unit Holder consent is not
  required).................................................. 51%
Percentage of Unit Holders required to consent in order to
  terminate the Trust........................................ 51%
DATE OF DEPOSIT: January 26, 1994(1)

                                                                                                    Monthly
                                                                                                    -------
CALCULATION OF ESTIMATED NET ANNUAL INCOME PER UNIT
  Estimated Annual Income per Unit...............................................................   $48.09
  Less estimated annual expenses per Unit(3).....................................................     2.10
                                                                                                    -------
  Estimated Net Annual Income per Unit...........................................................   $45.99
                                                                                                    -------
                                                                                                    -------
Trustee's Annual Fee per $1,000 principal amount of underlying Securities........................   $ 1.24
Daily Rate of Income Accrual per Unit............................................................   $.1278
Estimated Current Return (based on Public Offering Price)(5)(6)..................................     4.42 %
Estimated Long-Term Return(6)....................................................................     3.71 %
INTEREST DISTRIBUTION
  Estimated Net Annual Income per Unit / 12......................................................   $ 3.83
Record Dates--Monthly: tenth day of each month
Distribution Dates--Monthly: twenty-fifth day of each month

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    (1) The Date of Deposit is the date on which the Indenture was signed and the deposit of Securities with the Trustee was made.
    (2) This Public Offering Price is computed as of March 30, 1998 and may vary from the Public Offering Price on the date of this Prospectus or any subsequent date.
    (3) Includes Trustee's fee, Sponsor's Portfolio supervision fee, estimated expenses and Evaluator's fees.
    (4) Exclusive of accrued interest which to April 2, 1998, the expected date of settlement for the purchase of Units on March 30, 1998 was $3.45.
    (5) The estimated current return is increased for transactions entitled to a reduced sales charge. (See Part B--'The Trust'--'Estimated Annual Income and Current Return per Unit.')
    (6) The Estimated Current Return is calculated by dividing the Estimated Net Annual Income per Unit by the Public Offering Price per Unit. The Estimated Net Annual Income per Unit will vary with changes in fees and expenses of the Trustee and the Evaluator and with the principal prepayment, redemption, maturity, exchange or sale of Securities while the Public Offering Price will vary with changes in the bid price of the underlying Securities; therefore, there is no assurance that the present Estimated Current Return indicated above will be realized in the future. The Estimated Long-Term Return is calculated on a pretax basis using a formula which takes into consideration, and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Securities in the Trust and takes into account the expenses and sales charge associated with each Unit. Since the market values and estimated retirements of the Securities and the expenses of the Trust will change, there is no assurance that the present Estimated Long-Term Return as indicated above will be realized in the future. The after-tax Estimated Long-Term Return will be lower to the extent of any taxation on the disposition of Securities. The after-tax Estimated Long-Term Return will be lower to the extent of any taxation on the disposition of Securities. The Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price as of the above indicated calculation date of the Summary of Essential Information.

                        SUMMARY OF ESSENTIAL INFORMATION
                            NATIONAL MUNICIPAL TRUST
                              MULTISTATE SERIES 62
                                CALIFORNIA TRUST
                              As of March 18, 1998

FACE AMOUNT OF SECURITIES.......................... $1,955,000.00

NUMBER OF UNITS....................................         1,969

FRACTIONAL UNDIVIDED INTEREST IN THE TRUST
  REPRESENTED BY EACH UNIT.........................     1/1,969th

PUBLIC OFFERING PRICE

  Aggregate bid side evaluation of Securities in
    the
    Trust.......................................... $2,000,078.27

  Divided by 1,969 Units........................... $    1,016.09

  Plus sales charge of 3.508% of Public Offering
    Price (3.636% of net amount invested in
    Securities).................................... $       36.94
                                                    -------------

  Public Offering Price per Unit(2)(4)............. $    1,053.03
                                                    -------------
                                                    -------------

REDEMPTION PRICE AND SPONSOR'S REPURCHASE PRICE PER
  UNIT (based on bid side evaluation of underlying
  Securities, $36.94 less than Public Offering
  Price per Unit(4)................................ $    1,016.09
                                                    -------------
                                                    -------------

MINIMUM PRINCIPAL DISTRIBUTION: No distribution need be made from the Principal Account if the balance therein is less than $1 per Unit.
SPONSOR'S ANNUAL PORTFOLIO SUPERVISION FEE: Maximum $.25 per
  $1,000 face amount of underlying Securities.
PREMIUM AND DISCOUNT ISSUES IN PORTFOLIO:
  Face amount of Securities with bid side evaluation:
  over par--98.5%; at par--0%; at a discount from par--1.5%
EVALUATOR'S FEE FOR EACH EVALUATION: Maximum of $14.
EVALUATION TIME: 3:30 p.m. New York time
MANDATORY TERMINATION DATE: The Trust must be terminated no later than one year after the maturity date of the latest maturing
  Security listed under the Trust's Schedule of Portfolio
  Securities.
MINIMUM VALUE OF TRUST: The Trust may be terminated if the value of the Trust is less than $1,200,000.
Percentage of Unit Holders required to consent in order to amend
  (as permitted) the Trust Indenture and Agreement (except under certain circumstances when Unit Holder consent is not
  required).................................................. 51%
Percentage of Unit Holders required to consent in order to
  terminate the Trust........................................ 51%
DATE OF DEPOSIT: January 26 1994(1)

                                                                                                    Monthly
                                                                                                    -------
CALCULATION OF ESTIMATED NET ANNUAL INCOME PER UNIT
  Estimated Annual Income per Unit...............................................................   $45.76
  Less estimated annual expenses per Unit(3).....................................................     2.47
                                                                                                    -------
  Estimated Net Annual Income per Unit...........................................................   $43.29
                                                                                                    -------
                                                                                                    -------
Trustee's Annual Fee per $1,000 principal amount of underlying Securities........................   $ 1.22
Daily Rate of Income Accrual per Unit............................................................   $.1203
Estimated Current Return (based on Public Offering Price)(5)(6)..................................     4.11 %
Estimated Long-Term Return(6)....................................................................    3.338 %
INTEREST DISTRIBUTION
  Estimated Net Annual Income per Unit / 12......................................................   $ 3.60
Record Dates--Monthly: tenth day of each month
Distribution Dates--Monthly: twenty-fifth day of each month

------------
    (1) The Date of Deposit is the date on which the Indenture was signed and the deposit of Securities with the Trustee was made.
    (2) This Public Offering Price is computed as of March 18, 1998 and may vary from the Public Offering Price on the date of this Prospectus or any subsequent date.
    (3) Includes Trustee's fee, Sponsor's Portfolio supervision fee, estimated expenses and Evaluator's fees.
    (4) Exclusive of accrued interest which to March 23, 1998, the expected date of settlement for the purchase of Units on March 18, 1998 was $1.92.
    (5) The estimated current return is increased for transactions entitled to a reduced sales charge. (See Part B--'The Trust'--'Estimated Annual Income and Current Return per Unit.')
    (6) The Estimated Current Return is calculated by dividing the Estimated Net Annual Income per Unit by the Public Offering Price per Unit. The Estimated Net Annual Income per Unit will vary with changes in fees and expenses of the Trustee and the Evaluator and with the principal prepayment, redemption, maturity, exchange or sale of Securities while the Public Offering Price will vary with changes in the bid price of the underlying Securities; therefore, there is no assurance that the present Estimated Current Return indicated above will be realized in the future. The Estimated Long-Term Return is calculated on a pretax basis using a formula which takes into consideration, and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Securities in the Trust and takes into account the expenses and sales charge associated with each Unit. Since the market values and estimated retirements of the Securities and the expenses of the Trust will change, there is no assurance that the present Estimated Long-Term Return as indicated above will be realized in the future. The after-tax Estimated Long-Term Return will be lower to the extent of any taxation on the disposition of Securities. The Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price as of the above indicated calculation date of the Summary of Essential Information.

                        SUMMARY OF ESSENTIAL INFORMATION
                            NATIONAL MUNICIPAL TRUST
                              MULTISTATE SERIES 62
                                 FLORIDA TRUST
                                   (INSURED)
                              As of March 18, 1998
                   STANDARD & POOR'S CORPORATION RATING: AAA

FACE AMOUNT OF SECURITIES.......................... $1,660,000.00
NUMBER OF UNITS....................................         1,668
FRACTIONAL UNDIVIDED INTEREST IN THE TRUST
  REPRESENTED BY EACH UNIT.........................     1/1,668th
PUBLIC OFFERING PRICE
  Aggregate bid side evaluation of Securities in
    the
    Trust.......................................... $1,684,860.21
  Divided by 1,668 Units........................... $    1,010.11
  Plus sales charge of 3.514% of Public Offering
    Price (3.642% of net amount invested in
    Securities).................................... $       36.79
                                                    -------------
  Public Offering Price per Unit(2)(4)............. $    1,046.90
                                                    -------------
                                                    -------------
REDEMPTION PRICE AND SPONSOR'S REPURCHASE PRICE PER
  UNIT (based on bid side evaluation of underlying
  Securities, $36.79 less than Public Offering
  Price per Unit(4)................................ $    1,010.11
                                                    -------------
                                                    -------------

MINIMUM PRINCIPAL DISTRIBUTION: No distribution need be made from the Principal Account if the balance therein is less than $1 per Unit.
SPONSOR'S ANNUAL PORTFOLIO SUPERVISION FEE: Maximum $.05 per
  $1,000 face amount of underlying Securities.
PREMIUM AND DISCOUNT ISSUES IN PORTFOLIO:
  Face amount of Securities with bid side evaluation:
  over par--100%; at par--0%; at a discount from par--0%
EVALUATOR'S FEE FOR EACH EVALUATION: Maximum of $14.
EVALUATION TIME: 3:30 p.m. New York time
MANDATORY TERMINATION DATE: The Trust must be terminated no later than one year after the maturity date of the latest maturing
  Security listed under the Trust's Schedule of Portfolio
  Securities.
MINIMUM VALUE OF TRUST: The Trust may be terminated if the value of the Trust is less than $1,200,000.
Percentage of Unit Holders required to consent in order to amend
  (as permitted) the Trust Indenture and Agreement (except under certain circumstances when Unit Holder consent is not
  required).................................................. 51%
Percentage of Unit Holders required to consent in order to
  terminate the Trust........................................ 51%
DATE OF DEPOSIT: January 26, 1994(1)

                                                                                                    Monthly
                                                                                                    -------
CALCULATION OF ESTIMATED NET ANNUAL INCOME PER UNIT
  Estimated Annual Income per Unit...............................................................   $44.43
  Less estimated annual expenses per Unit(3).....................................................     2.35
                                                                                                    -------
  Estimated Net Annual Income per Unit...........................................................   $42.08
                                                                                                    -------
                                                                                                    -------
Trustee's Annual Fee per $1,000 principal amount of underlying Securities........................   $ 1.21
Daily Rate of Income Accrual per Unit............................................................   $.1169
Estimated Current Return (based on Public Offering Price)(5)(6)..................................     4.02 %
Estimated Long-Term Return(6)....................................................................    3.360 %
INTEREST DISTRIBUTION
  Estimated Net Annual Income per Unit / 12......................................................   $ 3.50
Record Dates--Monthly: tenth day of each month
Distribution Dates--Monthly: twenty-fifth day of each month

------------
    (1) The Date of Deposit is the date on which the Indenture was signed and the deposit of Securities with the Trustee was made.
    (2) This Public Offering Price is computed as of March 18, 1998 and may vary from the Public Offering Price on the date of this Prospectus or any subsequent date.
    (3) Includes Trustee's fee, Sponsor's Portfolio supervision fee, estimated expenses and Evaluator's fees.
    (4) Exclusive of accrued interest which to March 23, 1998, the expected date of settlement for the purchase of Units on March 18, 1998 was $1.86.
    (5) The estimated current return is increased for transactions entitled to a reduced sales charge. (See Part B--'The Trust'--'Estimated Annual Income and Current Return per Unit.')
    (6) The Estimated Current Return is calculated by dividing the Estimated Net Annual Income per Unit by the Public Offering Price per Unit. The Estimated Net Annual Income per Unit will vary with changes in fees and expenses of the Trustee and the Evaluator and with the principal prepayment, redemption, maturity, exchange or sale of Securities while the Public Offering Price will vary with changes in the bid price of the underlying Securities; therefore, there is no assurance that the present Estimated Current Return indicated above will be realized in the future. The Estimated Long-Term Return is calculated on a pretax basis using a formula which takes into consideration, and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Securities in the Trust and takes into account the expenses and sales charge associated with each Unit. Since the market values and estimated retirements of the Securities and the expenses of the Trust will change, there is no assurance that the present Estimated Long-Term Return as indicated above will be realized in the future. The after-tax Estimated Long-Term Return will be lower to the extent of any taxation on the disposition of Securities. The Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price as of the above indicated calculation date of the Summary of Essential Information.

                        SUMMARY OF ESSENTIAL INFORMATION
                            NATIONAL MUNICIPAL TRUST
                              MULTISTATE SERIES 62
                                 NEW YORK TRUST
                                  (UNINSURED)
                              As of March 18, 1998

FACE AMOUNT OF SECURITIES.......................... $2,740,000.00
NUMBER OF UNITS....................................         2,735
FRACTIONAL UNDIVIDED INTEREST IN THE TRUST
  REPRESENTED BY EACH UNIT.........................     1/2,735th

PUBLIC OFFERING PRICE

  Aggregate bid side evaluation of Securities in
    the
    Trust.......................................... $2,808,234.93

  Divided by 2,735 Units........................... $    1,026.78

  Plus sales charge of 3.512% of Public Offering
    Price (3.640% of net amount invested in
    Securities).................................... $       37.37
                                                    -------------

  Public Offering Price per Unit(2)(4)............. $    1,064.15
                                                    -------------
                                                    -------------
REDEMPTION PRICE AND SPONSOR'S REPURCHASE PRICE PER
  UNIT (based on bid side evaluation of underlying
  Securities, $37.37 less than Public Offering
  Price per Unit)(4)............................... $    1,026.78
                                                    -------------
                                                    -------------

MINIMUM PRINCIPAL DISTRIBUTION: No distribution need be made from the Principal Account if the balance therein is less than $1 per Unit.
SPONSOR'S ANNUAL PORTFOLIO SUPERVISION FEE: Maximum $.25 per
  $1,000 face amount of underlying Securities.
PREMIUM AND DISCOUNT ISSUES IN PORTFOLIO:
  Face amount of Securities with bid side evaluation:
  over par--99.8%; at par--0%; at a discount from par--.2%
EVALUATOR'S FEE FOR EACH EVALUATION: Maximum of $14.
EVALUATION TIME: 3:30 p.m. New York time
MANDATORY TERMINATION DATE: The Trust must be terminated no later than one year after the maturity date of the latest maturing
  Security listed under the Trust's Schedule of Portfolio
  Securities.
MINIMUM VALUE OF TRUST: The Trust may be terminated if the value of the Trust is less than $1,206,000.
Percentage of Unit Holders required to consent in order to amend
  (as permitted) the Trust Indenture and Agreement (except under certain circumstances when Unit Holder consent is not
  required).................................................. 51%
Percentage of Unit Holders required to consent in order to
  terminate the Trust........................................ 51%
DATE OF DEPOSIT: January 26, 1994(1)

                                                                                                    Monthly
                                                                                                    -------
CALCULATION OF ESTIMATED NET ANNUAL INCOME PER UNIT
  Estimated Annual Income per Unit...............................................................   $49.42
  Less estimated annual expenses per Unit(3).....................................................     2.03
                                                                                                    -------
  Estimated Net Annual Income per Unit...........................................................   $47.39
                                                                                                    -------
                                                                                                    -------
Trustee's Annual Fee per $1,000 principal amount of underlying Securities........................   $ 1.05
Daily Rate of Income Accrual per Unit............................................................   $.1316
Estimated Current Return (based on Public Offering Price)(5)(6)..................................     4.45 %
Estimated Long-Term Return(6)....................................................................    3.598 %
INTEREST DISTRIBUTION
  Estimated Net Annual Income per Unit / 12......................................................   $ 3.94
Record Dates--Monthly: tenth day of each month
Distribution Dates--Monthly: twenty-fifth day of each month

------------
    (1) The Date of Deposit is the date on which the Indenture was signed and the deposit of Securities with the Trustee was made.
    (2) This Public Offering Price is computed as of March 18, 1998 and may vary from the Public Offering Price on the date of this Prospectus or any subsequent date.
    (3) Includes Trustee's fee, Sponsor's Portfolio supervision fee, estimated expenses and Evaluator's fees.
    (4) Exclusive of accrued interest which to March 23, 1998, the expected date of settlement for the purchase of Units on March 18, 1998 was $1.83.
    (5) The estimated current return is increased for transactions entitled to a reduced sales charge. (See Part B--'The Trust'--'Estimated Annual Income and Current Return per Unit.')
    (6) The Estimated Current Return is calculated by dividing the Estimated Net Annual Income per Unit by the Public Offering Price per Unit. The Estimated Net Annual Income per Unit will vary with changes in fees and expenses of the Trustee and the Evaluator and with the principal prepayment, redemption, maturity, exchange or sale of Securities while the Public Offering Price will vary with changes in the bid price of the underlying Securities; therefore, there is no assurance that the present Estimated Current Return indicated above will be realized in the future. The Estimated Long-Term Return is calculated on a pretax basis using a formula which takes into consideration, and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Securities in the Trust and takes into account the expenses and sales charge associated with each Unit. Since the market values and estimated retirements of the Securities and the expenses of the Trust will change, there is no assurance that the present Estimated Long-Term Return as indicated above will be realized in the future. The after-tax Estimated Long-Term Return will be lower to the extent of any taxation on the disposition of Securities. The Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price as of the above indicated calculation date of the Summary of Essential Information.

Risk Factors

    Potential purchasers of the Units of a State Trust should consider the fact that the Trust's Portfolio consists primarily of Securities issued by the state for which such State Trust is named or its municipalities or authorities and realize the substantial risks associated with an investment in such Securities. Each State Trust is subject to certain additional risk factors:

    The Sponsor believes the information summarized below describes some of the more significant aspects of the State Trust. The sources of such information are the official statements of issuers as well as other publicly available documents. While the Sponsor has not independently verified this information, it has no reason to believe that such information is not correct in all material respects.

California Trust

    The State Trust will be affected by any political, economic or regulatory developments affecting the ability of California issuers to pay interest or repay principal on their obligations. Various developments regarding the California Constitution and State statutes which limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to maintain debt service on their obligations. The following information constitutes only a brief summary and is not intended as a complete description.

    In 1978, Proposition 13, an amendment to the California Constitution, was approved, limiting real property valuation for property tax purposes and the power of local governments to increase real property tax revenues and revenues from other sources. Legislation adopted after Proposition 13 provided for assistance to local governments, including their distribution of the then-existing surplus in the General Fund, reallocation of revenues to local governments, and assumption by State of certain local government obligations. However, more recent legislation reduced such State assistance. There can be no assurance that any particular level of State aid to local governments will be maintained in future years. In Nordinger v. Hahn, the United States Supreme Court upheld certain provisions of Proposition 13 against claims that it violated the equal protection clause of the Constitution.

    In 1979, an amendment was passed adding Article XIIIB to the State Constitution. As amended in 1990, Article XIIIB imposes an 'appropriations limit' on the spending authority of the State and local government entities. In general, the appropriations limit is based on certain 1978-79 expenditures, adjusted annually to reflect changes in the cost of living, population and certain services provided by State and local government entities. The 'appropriations limit' does not include appropriations for qualified capital outlay projects, certain increases in transportation-related taxes and certain emergency appropriations.

    If a government entity raises revenues beyond its 'appropriation limit' in any year, a portion of the excess which cannot be appropriated within the following year's limit must be returned to the entity's taxpayers within two subsequent fiscal years, generally by a tax credit, refund or temporary suspension of tax rates or fee schedules. 'Debt service' is excluded from these limitations, and is defined as 'appropriations required to pay the cost of interest and redemption charges, including the funding of any reserve or sinking fund required in connection therewith, on indebtedness existing or legally authorized as of January 1, 1979 or on bonded indebtedness thereafter approved [by the voters].' In addition, Article XIIIB requires the State Legislature to establish a prudent State reserve, and to require the transfer of 50% of excess revenue to the State School Fund; any amounts allocated to the State School Fund will increase the appropriations limit.

    In 1986, California voters approved an initiative statute known as Proposition 62. This initiative (i) requires that any tax for general governmental purposes imposed by local governments be approved by resolution or ordinance adopted by a two-thirds vote of the governmental entity's legislative body and by a majority vote of the electorate of the governmental entity, (ii) requires that any special tax (defined as tax levied for other than general governmental purposes) imposed by local governmental entity be approved by a two-thirds vote of the voters within that jurisdiction, (iii) restricts the use of revenues from a special tax to the purposes or for the service for which the special tax was imposed, (iv) prohibits the imposition of ad valorem taxes on real property by local governmental entities except as permitted by the Proposition 13 amendment, (v) prohibits the imposition of transaction taxes and sales taxes on the sale of real property by local governments, (vi) requires that any tax imposed by a local government on or after August 1, 1985, be ratified by a majority vote of the electorate within two years of the adoption of the initiative or be terminated by November 15, 1989, (vii) requires that, in the event a local government fails to comply with the provisions of this measure, a reduction of the amount of property tax revenue allocated to such local government occurs in an amount equal to the revenues received by such entity attributable to the tax levied in violation of the initiative, and (viii) permits these provisions to be amended exclusively by the voters of the State of California.

    In September 1995, the California Supreme Court upheld the constitutionality of Proposition 62, creating uncertainty as to the legality of certain local taxes enacted by noncharter cities in California without voter approval. It is not possible to predict the impact of the decision.

    In November 1988, California voters approved Proposition 98. This initiative requires that revenues in excess of amounts permitted to be spent and which would otherwise be returned by revisions of tax rates or fee schedules, be transferred and allocated (up to a maximum of 40%) to the State School Fund and be expended solely for purposes of instructional improvement and accountability. No such transfer or allocation of funds will be required if certain designated state officials determine that annual student expenditures and class size meet certain criteria as set forth in Proposition 98. All funds allocated to the State School Fund shall cause the appropriation limits to be annually increased for any such allocation made in the prior year. Proposition 98 also requires the State of California to provide a minimum level of funding for public schools and community colleges. The initiative permits the enactment of legislation, by a two-thirds vote, to suspend the minimum funding requirement for one year.

    In November 1996, California voters approved Proposition 218. This initiative applied the provisions of Proposition 62 to all entities, including charter cities. It requires that all taxes for general purposes obtain a simple majority popular vote and that taxes for special purposes obtain a two-thirds majority vote. Prior to the effectiveness of Proposition 218, charter cities could levy certain taxes such as transient occupancy taxes and utility user's taxes without a popular vote. Proposition 218 will also limit the authority of local governments to impose property-related assessments, fees and charges, requiring that such assessments be limited to the special benefit conferred and prohibiting their use for general governmental services. Proposition 218 also allows voters to use their initiative power to reduce or repeal previously-authorized taxes, assessments, fees and charges.

    Certain tax-exempt securities in which the State Trust may invest, may be obligations payable solely from the revenues of specific institutions, or may be secured by specific properties, which are subject to provisions of California law that could adversely affect the holders of such obligations. For example, the revenues of California health care institutions may be subject to state laws, and California law limits the remedies of a creditor secured by a mortgage or deed of trust on real property.

    From 1990 to 1993, California (the 'State') faced the worst economic, fiscal and budget conditions since the 1930s. Construction, manufacturing (especially aerospace), exports and financial services, among others, were severely affected. Job losses were the worst of any post-war recession and have been estimated to exceeded 800,000. California's economy has been recovering and growing steadily stronger since the start of 1994. The rate of economic growth in California in 1996, in terms of job gains, exceeded that of the rest of the United States. The State added nearly 350,000 jobs during 1996, surpassing its pre-recession employment peak of 12.7 million jobs. The unemployment rate, while still higher than the national average, fell to the low 6 percent range in mid-1997, compared to over 10 percent during the recession. Many of the new jobs were created in such industries as computer services, software design, motion pictures and high technology manufacturing. Business services, export trade and other manufacturing also experienced growth. All major economic regions of the State grew, with particularly large gains in the Silicon Valley region of Northern California. Personal income grew by over 7 percent in 1996 and by nearly 7% again in 1997. The residential construction sector of the State's economy remained weak in 1996, with permits for new housing increasing modestly from the previous year, but rebounded in 1997 with permits for new construction up by 18%. In addition, the restructuring and consolidation occurring in California's aerospace and financial services industries, while aimed at making the companies involved more efficient and competitive in the longer term, has produced some negative economic consequences in the shorter term, including uncertain job outlook for many workers.

    The recession affected State tax revenues, which mirror economic conditions. It has also caused increased expenditures for health and welfare programs. The State has also been facing a structural imbalance in its budget with the largest programs supported by the General Fund (K-12 schools and community colleges, health, welfare and corrections) growing at rates higher than the growth rates for the principal revenue sources of the General Fund. (The General Fund, the State's main operating fund, consists of revenues which are not required to be credited to any other fund.) As a result, the State has experienced recurring budget deficits. With the end of the recession, the State's financial condition has improved in the 1995-96 and 1996-97 fiscal years, with a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint. As of June 30, 1997, the State's budget reserve had a positive cash balance of $281 million. No deficit borrowing has occurred at the end of the last two fiscal years and the State's cash flow borrowing was limited to $3 billion in 1996-97.

    On December 6, 1994, Orange County, California (the 'County'), together with its pooled investment funds (the 'Pools'), filed for protection under Chapter 9 of the federal Bankruptcy Code. On June 12, 1996, Orange County emerged from bankruptcy after the successful sale of $880 million in municipal bonds allowed the county to pay off the last of its creditors. On January 7, 1997, Orange County returned to the municipal bond market with a $136 million bond issue maturing in 13 years at an insured yield of 7.23 percent.

    Los Angeles County, the nation's largest county is also experiencing financial difficulty. In August 1995 the credit rating of the County's long-term bonds was downgraded for the third time since 1992 as a result of, among other things, severe operating deficits for the County's health care system. In addition, the County was affected by an ongoing loss of revenue caused by state property tax shift initiatives in 1993 through 1995. In June, 1997, the Los Angeles County Board of Supervisors approved an approximately $12 billion 1997-98 budget containing measures to eliminate a $157 million deficit. The County's budgetary difficulties have continued and their effect, as well as the effect of the improving California economy, on the 1997-1998 budget is still uncertain.

   1997-98 Fiscal Year Budget

    On August 18, 1997, the Governor signed the 1997-98 Budget Act. The Budget Act anticipates General Fund revenues and transfers of $52.5 billion (a 6.8 percent increase over the final 1996-97 levels), and expenditures of $52.8 billion (an 8.0 percent increase from the 1996-97 levels). On a budgetary basis, the budget reserve (SFEU) is projected to decrease from $408 million at June 30, 1997 to $112 million at June 30, 1998. The Budget Act also includes Special Fund expenditures of $14.4 billion (as against estimated Special Fund revenues of $14.0 billion), and $2.1 billion of expenditures from various Bond Funds. Following enactment of the Budget Act, the State implemented its annual cash flow borrowing program, issuing $3 billion of notes which mature on June 30, 1998.

The following are major features of the 1997-98 Budget Act:

    1. For the second year in a row, the Budget contains a large increase in funding for K-14 education, reflecting strong revenues which have exceeded initial budgeted amounts. Part of the nearly $1.75 billion in increased spending is allocated to prior fiscal years.

    2. The Budget Act reflects a $1.235 billion pension case judgment payment, and returns funding of the State's pension contribution to the quarterly basis existing prior to the deferral actions invalidated by the courts. In May, 1997, the California Supreme Court in PERS v. Wilson made final a judgment against the State requiring an immediate payment from the General Fund to the Public Employees Retirement Fund ('PERF') to make up certain deferrals in annual retirement fund contributions which had been legislated in earlier years for budget savings, and which the courts found to be unconstitutional. On July 30, 1997, at the Governor's direction, the Controller transferred $1.235 billion from the General Fund to the PERF in satisfaction of the judgment, representing the principal amount of the improperly deferred payments from 1995-96 and 1996-97. No provision exists for any additional payments relating to this court case.

    3. Continuing the third year of a four-year 'compact' which the State Administration has made with higher education units, funding from the General Fund for the University of California and California State University has increased by about 6 percent ($121 million and $107 million, respectively), and there was no increase in student fees.

    4. Because of the effect of the pension payment, most other State programs were continued at 1996-97 levels.

    5. Health and welfare costs are contained, continuing generally the grant levels from prior years, as part of the initial implementation of the new CalWORKs reform program.

    6. Unlike prior years, this Budget Act does not depend on uncertain federal budget actions. About $300 million in federal funds, already included in the federal FY 1997 and 1998 budgets, is included in the Budget Act, to offset incarceration costs for illegal immigrants.

    7. The Budget Act contains no tax increases and no tax reductions. The Renters Tax Credit was suspended for another year, saving approximately $500 million.

    After enactment of the Budget Act, and prior to the end of the Legislative Session on September 13, 1997, the Legislature and the Governor reached certain agreements related to State expenditures and taxes. The Legislature passed a bill restoring $203 million of education-related expenditures which the Governor had vetoed in the original Budget Act, based agreement with the Governor on an education testing program. The Legislature also passed a bill to restore $48 million of welfare cost savings which had been part of earlier legislation vetoed by the Governor. The Legislature also passed several bills encompassing a coordinated package of fiscal reforms, mostly to take effect after the 1997-98 Fiscal Year. Included in the legislation already signed by the Governor are a variety of phased-in tax cuts, conformity with certain provisions of the federal tax reform law passed earlier in the year, and reform of funding for county trial courts, with State to assume greater financial responsibility.

    The Governor's proposed budget for fiscal year 1998-1999 proposes total State spending of $70.6 billion (excluding the expenditure of federal funds and selected bond funds), which is up 4.7% from the current year's budget. This total includes $55.4 billion in General Fund spending (a 4.5% increase from the current year) and $15.2 billion in special funds spending (a 5.3% increase). The Governor's proposed budget anticipates a $296 million reserve for economic uncertainties. The new budget reflects agreements reached in the prior year in the areas of welfare reform, education, state tax relief and the financial restructuring of the State's trial court system. The budget contains no tax changes and relatively few major programmatic changes.

    THE FOREGOING DISCUSSION OF THE 1997-98 FISCAL YEAR BUDGET AND THE PROPOSED 1998-99 FISCAL YEAR BUDGET IS BASED IN LARGE PART ON STATEMENTS MADE IN A RECENT 'PRELIMINARY OFFICIAL STATEMENT' DISTRIBUTED BY THE STATE OF CALIFORNIA. IN THAT DOCUMENT, THE STATE INDICATED THAT ITS DISCUSSION OF THE FISCAL YEAR BUDGET IS BASED ON ESTIMATES AND PROJECTIONS OF REVENUES AND EXPENDITURES FOR THE CURRENT FISCAL YEAR AND MUST NOT BE CONSTRUED AS STATEMENTS OF FACT. THE STATE NOTED FURTHER THAT THE ESTIMATES AND PROJECTIONS ARE BASED UPON VARIOUS ASSUMPTIONS WHICH MAY BE AFFECTED BY NUMEROUS FACTORS, INCLUDING FUTURE ECONOMIC CONDITIONS IN THE STATE AND THE NATION, AND THAT THERE CAN BE NO ASSURANCE THAT THE ESTIMATES WILL BE ACHIEVED.

   State Indebtedness

    As of January 1, 1998, the State had over $18.5 billion aggregate amount of its general obligation bonds outstanding. General obligation bond authorizations in an aggregate amount of approximately $6.9 billion remained unissued as of January 1, 1998. The State also builds and acquires capital facilities through the use of lease purchase borrowing. As of January 1, 1998, the State had approximately $6.4 billion of outstanding Lease-Purchase Debt.

    In addition to the general obligation bonds, State agencies and authorities had approximately $22.2 billion aggregate principal amount of revenue bonds and notes outstanding as of September 30, 1997. Revenue bonds represent both obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by such revenue bonds. Such enterprises and projects include transportation projects, various public works and exposition projects, educational facilities (including the California State University and University of California systems), housing, health facilities and pollution control facilities.

   Litigation

    The State is a party to numerous legal proceedings, many of which normally occur in governmental operations. In addition, the State is involved in certain other legal proceedings that, if decided against the State, might require the State to make significant future expenditures or impair future revenue sources.

   Ratings

    Because of the State's continuing budget problems, the State's General Obligation bonds were downgraded in July 1994 to A1 from Aa by Moody's, to A from A+ by Standard & Poor's and to A from AA by Fitch. All three rating agencies expressed uncertainty in the State's ability to balance the budget by 1996. However, in 1996, citing California's improving economy and budget situation, both Fitch and Standard & Poor's raised their ratings from A to A+. In October 1997, Fitch raised its rating from A+ to AA- referring to California's fundamental strengths, the extent of economic recovery and the return of financial stability.

    The Sponsor believes the information summarized above describes some of the more significant aspects relating to the California Trust. The sources of such information are Preliminary Official Statements and Official Statements relating to the State's general obligation bonds and the State's revenue anticipation notes, or obligations of other issuers located in the State of California, or other publicly available documents. Although the Sponsor has not independently verified this information, it has no reason to believe that such information is not correct in all material respects.

Florida Trust

   Population

    In 1980, Florida was the seventh most populous state in the U.S. The State has grown dramatically since then and as of April 1, 1996, ranks fourth with an estimated population of 14.4 million. Florida's attraction, as both a growth and retirement state, has kept net migration at an average of 224,240 new residents a year from 1987 through 1996. The U.S. average population increase since 1984 is about 1% annually, while Florida's average annual rate of increase is about 2.2%. Florida continues to be the fastest growing of the eleven largest states. This strong population growth is one reason the State's economy is performing better than the nation as a whole. In addition to attracting senior citizens to Florida as a place for retirement, the State is also recognized as attracting a significant number of working age individuals. Since 1987, the prime working age population (18 - 44) has grown at an average annual rate of 2.1%. The share of Florida's total working age population (18 - 59) to total State population is approximately 54%. This share is not expected to change appreciably into the twenty-first century.

   Income

    The State's personal income has been growing strongly the last several years and has generally outperformed both the U.S. as a whole and the southeast in particular, according to the U.S. Department of Commerce and the Florida Consensus Economic Estimating Conference. This is because Florida's population has been growing at a very strong pace and, since the early 1970's, the State's economy has diversified so as to provide a broader economic base. As a result, Florida's real per capita personal income has tracked closely with the national average and has tracked above the southeast. From 1985 through 1995, the State's real per capita income rose an average 5.0% a year, while the national real per capita income increased at an average 4.9%.

    Because Florida has a proportionately greater retirement age population, property income (dividends, interest, and rent) and transfer payments (Social Security and pension benefits, among other sources of income) are relatively more important sources of income. For example, Florida's total wages and salaries and other labor income in 1995 was 60.6% of total personal income, while a similar figure for the nation was 70.8%. Transfer payments are typically less sensitive to the business cycle than employment income and, therefore, act as stabilizing forces in weak economic periods. From 1985 through 1995, Florida's total normal personal income grew by 103% and per capita income expanded by approximately 62.5%.

    The State's per capita personal income in 1996 of $24,104 was slightly below the national average of $24,231 and significantly ahead of that for the southeast United States, which was $21,880. Real personal income in the State is estimated to increase 5.2% in 1997-98 and 3.7% in 1998-99. Real personal income per capita in the State is projected to grow at 3.2% in 1997-98 and 1.8% in 1998-99. The Florida economy appears to be growing in line with, but stronger than, the U.S. economy and is expected to experience steady if unspectacular growth over the next couple of years.

   Employment

    Since 1987, the State's population has increased an estimated 20.%. In that same period, Florida's total non-farm employment has grown by approximately 27.5%. Since 1987, the job creation rate in the State is more than twice that of the nation as a whole. Contributing to this is the State's rapid rate of growth in employment and income is international trade. Changes to its economy have also contributed to the State's strong performance. The State is now less dependent on employment from construction, construction related manufacturing and resource based manufacturing, which have declined as a proportion of total State employment. The State's service sector employment is nearly 87% of total non-farm employment. While the southeast and the nation have a greater proportion of manufacturing jobs, which tend to pay higher wages, service jobs tend to be less sensitive to swings in the business cycle. The State has a concentration of manufacturing jobs in high-tech and high value-added sectors, such as electrical and electronic equipment, as well as printing and publishing. These type of manufacturing jobs tend to be less cyclical. The State's unemployment rate throughout the 1980's tracked below the nation's. As the State's economic growth has slowed, its unemployment rate throughout the 1980's tracked below the nations. In the 1990's, the trend was reversed, until 1995 and 1996, when the State's unemployment rate again tracked below the nation's. The average rate in the State since 1987 is 6.2%. The national average since 1987 also is 6.2%. According to the U.S. Department of Commerce, the Florida Department of

Labor and Employment Security, and the Florida Consensus Economic Estimating Conference (together the 'Organization') the State's unemployment rate was 4.8% during 1997. As of October 1997, the Organization estimates that the unemployment rate will be 4.7% for 1998 and 4.9% in 1999.

    The State's economy is expected to grow art a moderate rate along with the nation, but is expected to outperform the nation as a whole. Total non-farm employment in Florida is expected to increase 3.9% in 1997-98 and 2.6% in 1998-99. Trade and services, the two largest, account for more than half of the total non-farm employment. Employment in the service sectors should experience an increase of 4.8% in 1997-98, while growing 4.1% in 1998-99. Trade is expected to expand 3.7% in 1998 and 2.3% in 1999. The service sector is now the State's largest employment category.

   Construction

    The State's economy has in the past been highly dependent on the construction industry and construction related manufacturing. This dependency has declined in recent years and continues to do so as a result of continued diversification of the State's economy. For example, in 1980, total contract construction employment as a share of total non-farm employment was about 7.5%, and in 1996, the share had edged downward to 5%. This trend is expected to continue as the State's economy continues to diversify. Florida, nevertheless, has a dynamic construction industry, with single and multi-family housing starts accounting for about 8.1% of total U.S. housing starts in 1996 while the State's population is 5.5% of the U.S. total population. Florida's housing starts in 1996 were 118,400.

    A driving force behind the State's construction industry has been the State's rapid rate of population growth. Although the State currently is the fourth most populous state, its annual population growth is now projected to slow somewhat as the number of people moving into the State is expected to grow close to 230,000 a year throughout the 1990's. This population trend should provide fuel for business and home builders to keep construction activity lively in Florida for some time to come. However, other factors do influence the level of construction in the State. For example, federal tax reform in 1986 and other changes to the federal income tax code have eliminated tax deductions for owners of more than two residential real estate properties and have lengthened depreciation schedules on investment and commercial properties. Economic growth and existing supplies of homes and buildings also contribute to the level of construction in the State.

    Single and multi-family housing starts in 1996-97 are projected to reach a combined level of 129,500, increasing slightly to 131,300 next year. Total construction expenditures are forecasted to increase 13.2% this year and increase 6.5% next year.

   Tourism

    Tourism is one of the State's most important industries. Approximately 42.9 million tourists visited the State in 1996, as reported by the Florida Department of Commerce. In terms of business activities and State tax revenues, tourists in Florida in 1996 represented an estimated 4.6 million additional residents. Visitors to the State tend to arrive slightly more by air than by car. The State's tourist industry over the years has become more sophisticated, attracting visitors year-round and, to a degree, reducing its seasonality. Tourist arrivals are expected to increase by 2.1% this fiscal year and 4.0% next fiscal year. Tourist arrivals to Florida by air are expected to increase by 1.6% this year and increase by 3.7% next year, while arrivals by car are expected to increase by 2.7% this year and increase 4.2% next year. By the end of the State's current fiscal year, 43.8 million domestic and international tourists are expected to have visited the State. In 1998-99, tourist arrivals should approximate 45.6 million.

   Revenues and Expenses

    Estimated fiscal year 1997-98 General Revenue plus Working Capital and Budget Stabilization funds available to the State total $18,150.9 million, an 8.5% increase over 1996-97. Of the total General Revenue plus Working Capital and Budget Stabilization funds available to the State, $16,598.5 million of that is Estimated Revenues which represents an increase of 5.7% over the previous year's Estimated Revenues. With effective General Revenues plus Working Capital Fund and Budget Stabilization appropriations at $17,114.0 million, unencumbered reserves at the end of 1996-97 are estimated at $1,036.9 million. Estimated fiscal year 1998-99 General Revenue plus Working Capital and Budget Stabilization funds available total $18,644.0 million, a 2.7% increase over 1997-98. The $17,405.5 million in Estimated Revenues represents an increase of 4.9% over the previous year's Estimated Revenues.

    In fiscal year 1996-97, approximately 67% of the State's total direct revenue to its three operating funds were derived from State taxes and fees, with Federal grants and other special revenue accounting for the balance. State sales and use tax, corporate income tax, intangible personal property tax, beverage tax and estate tax amounted to 68%, 8%, 4%, 3% and 3%, respectively, of total General Revenue Funds available during fiscal 1996-97. In that same year, expenditures for education, health and welfare, and public safety amounted to approximately 53%, 26%, and 14%, respectively, of total expenditures from the General Revenue Fund.

    The State's sales and use tax currently accounts for the State's single largest source of tax receipts. Slightly less than 10% of the State's sales and use tax is designated for local governments and is distributed to the respective counties in which collected for use by the counties, and the municipalities therein. In addition to this distribution, local governments may (by referendum) assess a 0.5% or a 1.0% discretionary sales surtax within their county. Proceeds from this local option sales tax are earmarked for funding local infrastructure programs and acquiring land for public recreation or conservation or protection of natural resources as provided under applicable Florida law. Certain charter counties have other taxing powers in addition, and non-consolidated counties with a population in excess of 800,000 may levy a local option sales tax to fund indigent health care. It alone cannot exceed 0.5% and when combined with the infrastructure surtax cannot exceed 1.0%. For the fiscal year ended June 30, 1997, sales and use tax receipts (exclusive of the tax on gasoline and special fuels) totalled $12,089 million, an increase of 5.5% over fiscal year 1995-96.

    The second largest source of State tax receipts is the tax on motor fuels. However, these revenues are almost entirely dedicated trust funds for specific purposes and are not included in the State's General Revenue Fund.

    The State imposes an alcoholic beverage, wholesale tax (excise tax) on beer, wine, and liquor. This tax is one of the State's major tax sources, with revenues totalling $447.2 million in fiscal year ending June 30, 1997. Ninety-eight percent of the revenues collected from this tax are deposited into the State's General Revenue Fund.

    The State imposes a corporate income tax. All receipts of the corporate income tax are credited to the General Revenue Fund. For the fiscal year ended June 30, 1997, receipts from this source were $1,362.3 million, an increase of 17.2% from fiscal year 1995-96.

    The State imposes a documentary stamp tax on deeds and other documents relating to realty, corporate shares, bonds, certificates of indebtedness, promissory notes, wage assignments, and retail charge accounts. The documentary stamp tax collections totalled $844.2 million during fiscal year 1996-97, an 8.9% increase from the previous fiscal year. For fiscal year 1996-97, 62.63% of these taxes were deposited to the General Revenue Fund.

    The State imposes a gross receipts tax on electric, natural gas, and telecommunications services. All gross receipts utilities tax collections are credited to the State's Public Education Capital Outlay and Debt Service Trust Fund. In fiscal year 1996-97, this amounted to $575.7 million, an increase of 6.0% over the previous fiscal year.

    The State imposes an intangible personal property tax on stocks, bonds, including bonds secured by liens in Florida real property, notes, governmental leaseholds, and certain other intangibles not secured by a lien on Florida real property. The annual rate of tax is 2 mils (a mil is $1.00 of tax per $1,000.00 of property value). Second, the State imposes a non-recurring 2 mil tax on mortgages and other obligations secured by liens on Florida real property. In fiscal year 1996-97, total intangible personal property tax collections were $952.4 million, a 6.3% increase from the prior year. Of the net tax proceeds, 66.5% are distributed to the General Revenue Fund.

    The State imposes an estate tax on the estate of a decedent for the privilege of transferring property at death. All receipts of the estate tax are credited to the General Revenue Fund. For the year that ended June 30, 1997, receipts from this source were $546.9 million, an increase of 30% from fiscal year 1995-96.

    The State began its own lottery in 1988. State law requires that lottery revenues be distributed 50% to the public in prizes, 38.0% for use in enhancing education, and the balance, 12.0%, for costs of administering the lottery. Fiscal year 1996-97 lottery ticket sales totalled $2.09 billion, providing education with approximately $792.3 million.

   Debt-Balanced Budget Requirement

    At the end of fiscal 1997, approximately $7.89 billion in principal amount of debt secured by the full faith and credit of the State was outstanding. In addition, since July 1, 1997, the State issued about $799.9 million in principal amount of full faith and credit bonds.

    The State Constitution and statutes mandate that the State budget, as a whole, and each separate fund within the State budget, be kept in balance from currently available revenues each fiscal year. If the Governor or Comptroller believes a deficit will occur in any State fund, by statute, he must certify his opinion to the Administrative Commission, which then is authorized to reduce all State agency budgets and releases by a sufficient amount to prevent a deficit in any fund. Additionally, the State Constitution prohibits issuance of State obligations to fund State operations.

   Litigation

    Currently under litigation are several issues relating to State actions or State taxes that put at risk a small portion of General Revenue Fund monies. However, there is no assurance that any of such matters, individually or in the aggregate, will not have a material adverse affect on the State's financial position.

    The State maintains a bond rating of 'Aa,' 'AA,' and 'AA' from Moody's Investors Service, Standard & Poors Corporation, and Fitch, respectively, on the majority of its general obligation bonds, although the rating of a particular series of revenue bonds relates primarily to the project, facility, or other revenue source from which such series derives funds for repayment. While these ratings and some of the information presented above indicate that the State is in satisfactory economic health, there can be no assurance that there will not be a decline in economic conditions or that particular Florida municipal obligations purchased by the Trust will not be adversely affected by any such changes.

    The sources for the information presented above include official statements and financial statements of the State of Florida. While the Sponsor has not independently verified this information, the Sponsor has no reason to believe that the information is not correct in all material respects.

New York Trust

   New York State

    The economic and financial condition of the State may be affected by various financial, social, economic and political factors. Those factors can be very complex, can vary from fiscal year to fiscal year and are frequently the result of actions taken not only by the State but also by entities, such as the federal government, that are outside the State's control. Because of the uncertainty and unpredictability of changes in these factors, their impact cannot be fully included in the assumptions underlying the State's projections. There can be no assurance that the State economy will not experience results that are worse than predicted, with corresponding material and adverse effects on the State's financial projections.

    The State Financial Plan is based upon forecasts of national and State economic activity developed through both internal analysis and review of State and national economic forecasts prepared by commercial forecasting services and other public and private forecasters. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies. Many uncertainties exist in forecasts of both the national and State economies, including consumer attitudes toward spending, the extent of corporate and governmental restructuring, federal fiscal and monetary policies, the level of interest rates, and the condition of the world economy, which could have an adverse effect on the State. There can be no assurance that the State economy will not experience results in the current fiscal year that are worse than predicted, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

    Projections of total State receipts in the State Financial Plan are based on the State tax structure in effect during the fiscal year and on assumptions relating to basic economic factors and their historical relationships to State tax receipts. In preparing projections of State receipts, economic forecasts relating to personal income, wages, consumption, profits and employment have been particularly important. The projection of receipts from most tax or revenue sources is generally made by estimating the change in yield of such tax or revenue source caused by economic and other factors, rather than by estimating the total yield of such tax or revenue source from its estimated tax base. The forecasting methodology, however, ensures that State fiscal year estimates for taxes that are based on a computation of annual liability, such as the business and personal income taxes, are consistent with estimates of total liability under such taxes.

    Projections of total State disbursements are based on assumptions relating to economic and demographic factors, levels of disbursements for various services provided by local governments (where the cost is partially reimbursed by the State), and the results of various administrative and statutory mechanisms in controlling disbursements for State operations. Factors that may affect the level of disbursements in the fiscal year include uncertainties relating to the economy of the nation and the State, the policies of the federal government and changes in the demand for and use of State services.

    In recent years, State actions affecting the level of receipts and disbursements, the relative strength of the State and regional economy, actions of the federal government and other factors, have created structural budget gaps for the State. These gaps resulted from a significant disparity between recurring revenues and the costs of maintaining or increasing the level of support for State programs.

    Other actions taken in the 1997-98 adopted budget add further pressure to future budget balance in New York State. For example, the fiscal effects of tax reductions adopted in the 1997-98 budget are projected to grow more substantially beyond the 1998-99 fiscal year, with incremental costs averaging in excess of $1.3 billion annually over the last three years of the tax reduction program. These incremental costs reflect the phase-in of State-funded school property tax and local income tax relief, the phase-out of the assessments on medical providers, and reductions in estate and gift levies, utility gross receipts taxes, and the State sales tax on clothing. The full annual cost of the enacted tax reduction package is estimated at approximately $4.8 billion when fully effective in State fiscal year 2001-02. In addition, the 1997-98 budget included multi-year commitments for school aid and pre-kindergarten early learning programs which could add as much as $1.4 billion in costs when fully annualized in fiscal year 2001-02. These spending commitments are subject to annual appropriation.

    To address a potential imbalance in any given fiscal year, the State would be required to take actions to increase receipts and/or reduce disbursements as it enacts the budget for that year, and under the State Constitution, the Governor is required to propose a balanced budget each year. To correct recurring budgetary imbalances, the State would need to take significant actions to align recurring receipts and disbursements in future fiscal years. There can be no assurance, however that the Legislature will enact the Governor's proposals or that the State's actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years.

    The State is a defendant in numerous legal proceedings and the monetary damages sought are substantial. These proceedings could affect adversely the financial condition of the State in the 1997-98 fiscal year or thereafter.

    From time to time, Federal expenditure reductions could reduce, or in some cases eliminate, Federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If the State, the City or any of the public authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing State assistance in the future.

   New York City

    The fiscal health of the State is closely related to the fiscal health of its localities, particularly The City of New York (the 'City'), which has required and continues to require significant financial assistance from the State which financial assistance could be affected by State revenue short-falls or spending increases beyond its projections.

    The New York State Financial Emergency Act for The City of New York (the 'Financial Emergency Act'), among other things, established the New York State Financial Control Board (the 'Control Board') to oversee the City's financial affairs. The City operates under a four-year financial plan which is prepared annually and is updated quarterly. The City submits its financial plans as well as the updates quarterly to the Control Board for its review. The Municipal Assistance Corporation for The City of New York ('MAC') and the Office of the State Deputy Comptroller for The City of New York ('OSDC') assist the Control Board in exercising its powers and responsibilities and exercise various monitoring functions relating to the City's financial position.

    During recent fiscal years, as a result of the slowing economy, the City experienced significant shortfalls from earlier projections in almost all of its major tax sources, and was required to take exceptional measures to close substantial budget gaps in order to maintain balanced budgets. There can be no assurance that the City will continue to maintain a balanced budget as required by State law without additional tax or other revenue increases or additional reductions in City services or entitlement programs, which could adversely affect the City's economic base. The City's Financial Plan for the 1998-2002 fiscal years, sets forth actions to close a projected budget gap of $1.8 billion for the 2000 fiscal year. The Financial Plan also outlines projected budget gaps of $2.0 billion and $1.9 billion for the 2001 and 2002 fiscal years, respectively.

    As of June 30, 1997, the City estimated that its potential future liability on account of outstanding claims against it amounted to approximately $3.5 billion and while the outcome of the proceedings and claims are not currently predictable, adverse determinations in certain of them might have a material adverse effect upon the City's ability to carry out the 1998-2002 Financial Plan.

    On July 10, 1995, Standard and Poor's revised its rating of City bonds downward to 'BBB+' and continued its negative rating outlook assessment. In February 1991, Moody's Investors Service lowered its rating on the City's general obligation bonds from 'A' to 'Baa1.'

    Over the long term, serious potential economic problems may continue to aggravate State and local financial conditions. For decades, the State economy has grown more slowly than the nation as a whole, resulting in the gradual erosion of the State's relative economic affluence and tax base, and the relocation of certain manufacturing operations and executive offices outside the State. The causes of this relative decline are varied and complex, in many cases involving national and international developments beyond the State's control. Part of the reason for the long-term relative decline in the State economy has been attributed to the combined state and local tax burden, which is among the highest in the nation. The existence of this tax burden limits the State's ability to impose higher taxes in the event of future financial difficulties.

    If during the existence of the New York Trust, the City, the State, or any of its agencies or municipalities, because of its or their own financial difficulties, become unable to meet regular commitments or if there should be a default, moratorium or other interruption of payments of interest or principal on any obligation issued by the City, the State, or a municipality or other authority in New York State, the market value and marketability of Bonds in the New York Trust, the asset value of Units of the New York Trust and the interest income to the New York Trust, could be adversely affected.

                        SUPPLEMENT TO PART B--TAX STATUS

California Trust

   On the Date of Deposit, special California counsel for the Sponsor rendered an opinion under the then existing California state income tax law which read as follows:

       The Insured Trust is not an association taxable as a corporation under the income tax laws of the State of California;

           The income, deductions and credits against tax of the Insured Trust will be treated as the income, deductions and credits against tax of the holders of Units in the Insured Trust under the income tax laws of the State of California;

           Interest on the bonds held by the Insured Trust to the extent that such interest is exempt from taxation under California law will not lose its character as tax-exempt income merely because that income is passed through to the holders of Units; however, a corporation subject to the California franchise tax is required to include that interest income in its gross income for purposes of determining its franchise tax liability;

           Each holder of a Unit in the Insured Trust will have a taxable event when the Insured Trust disposes of a bond (whether by sale, exchange, redemption, or payment at maturity) or when the Unit holder redeems or sells his Units. The total tax cost of each Unit to a holder of a Unit in the Insured Trust is allocated among each of the bond issues held in the Insured Trust (in accordance with the proportion of the Insured Trust comprised by each bond issue) in order to determine the holder's per Unit tax cost for each bond issue, and the tax cost reduction requirements relating to amortization of bond premium will apply separately to the per Unit tax cost of each bond issue. Therefore, under some circumstances, a holder of a Unit may realize taxable gain when the Insured Trust disposes of a bond or the holder's Units are sold or redeemed for an amount equal to or less than his original cost of the bond or Unit;

           Each holder of a Unit in the Insured Trust is deemed to be the owner of a pro rata portion of the Insured Trust under the personal property tax laws of the State of California;

           Each Unit holder's pro rata ownership of the bonds held by the Insured Trust, as well as the interest income therefrom, is exempt from California personal property taxes; and

           Amounts paid in lieu of interest on defaulted bonds held by the Trustee under policies of insurance issued with respect to such bonds will be excludable from gross income for California income tax purposes if, and to the same extent as, those amounts would have been so excludable if paid as interest by the respective issuer.

       In the opinion of Paul, Hastings, Janofsky & Walker, LLP, special California counsel to the Sponsor, no change in law has occurred since the Date of Deposit which would require a change in the above opinion.

                                    A-xviii

Florida Trust

       In the opinion of Messrs. Carlton, Fields, Ward, Emmanuel, Smith & Cutler, P.A, special Florida Counsel on Florida tax matters, under existing law:

           The Florida Trust will not be subject to the Florida income tax imposed by Chapter 220. In addition, political subdivisions of Florida do not impose any income taxes.

           Non-Corporate Unit Holders will not be subject to any Florida income taxation on income realized by the Florida Trust. Corporate Unit Holders with commercial domiciles in Florida will be subject to Florida income taxation on income realized by the Trust. Other corporate Unit holders will be subject to Florida income taxation on income realized by the Florida Trust only to the extent that the income realized is other than 'non-business income' as defined by Chapter 220.

           Florida Trust Units will be subject to Florida estate tax only if owned by Florida residents and may be subject to Florida estate tax if owned by other decedents at death. However, the Florida estate tax is limited to the amount of the credit allowable under the applicable Federal Revenue Act (currently Section 2011 [and in some cases Section 2102] of the Internal Revenue Code of 1986, as amended) for death taxes actually paid to the several states.

           Neither the Bonds nor the Units will be subject to the Florida ad valorem property tax or Florida sales or use tax.

           Neither the Florida Trust nor the Units of the Florida Trust will be subject to Florida intangible personal property tax.

           Neither the issuance and sale of the Units by the Florida Trust nor the transfer of Units by a Unit Holder will subject either the Florida Trust or the Unit Holders to Florida documentary stamp tax.

           In the event Bonds issued by the government of Puerto Rico, the government of Guam, or the government of the United States Virgin Islands are included in the Florida Trust, the opinions expressed above will be unchanged.

           In the case of an insured Florida Trust, the tax consequences discussed in the above paragraphs will remain the same with respect to amounts paid in lieu of interest on defaulted bonds held by the Trustee under policies of municipal bond insurance.

           For the purposes of the foregoing opinion, the following terms have the following meanings:

           (a) 'Non-Corporate Unit Holder' - a Unit Holder of the Florida Trust who is an individual not subject to the Florida state income tax on corporations, under Chapter 220, Florida Statutes ('Chapter 220').

           (b) 'Corporate Unit Holder' - a Unit Holder of the Florida Trust that is a corporation subject to the Florida state income tax on corporations under Chapter 220.

    New York Tax Status

       In the opinion of Messrs. Cahill Gordon & Reindel, special New York counsel on New York tax matters, as of the date of this Prospectus, under existing law:

       Interest on the underlying debt obligations which is exempt from tax under the laws of the State and City of New York when received by the New York Trust will retain its status as tax-exempt interest to its Unit Holders. (Interest on the underlying obligations in the New York Trust is, however, not excludable from income in determining the amount of the income-based (i) New York State franchise taxes on business and financial corporations or (ii) the New York City general corporation tax and the New York City financial corporation tax.) The minimum income taxes imposed by New York State and New York City on individuals, estates and trusts exclude from their taxable bases the Federal tax preference item with respect to tax-exempt interest.

       Non-residents of New York City will not be subject to the City personal income tax on gains derived with respect to their Units. Non-residents of the State will not be subject to New York State personal income tax on such gains unless the Units are employed in a business, trade or occupation carried on in New York State. A New York State or City resident should determine his basis and holding period for his Units in the same manner for New York State and City personal income tax purposes as for Federal income tax purposes.

<AUDIT-REPORT>

                        INDEPENDENT AUDITORS' REPORT

THE UNIT HOLDERS, SPONSOR AND TRUSTEE
NATIONAL MUNICIPAL TRUST
SERIES 165 (UNINSURED)
MULTISTATE SERIES 62
  consisting of:
     California Trust
     Florida Trust (Insured)
     New York Trust (Uninsured)


We have audited the statements of financial condition and schedules of portfolio securities of the National Municipal Trust Series 165 (Uninsured) and Multistate Series 62 consisting of the California Trust, the Florida Trust (Insured) and the New York Trust (Uninsured) as of December 31, 1997, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trustee (see Footnote (a)(1)). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.

Our procedures included confirmation of the securities owned as of December 31, 1997 as shown in the statements of financial condition and schedules of portfolio securities by correspondence with The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and the significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the National Municipal Trust Series 165 (Uninsured) and Multistate Series 62 consisting of the California Trust, the Florida Trust (Insured) and the New York Trust (Uninsured) as of December 31, 1997, and the results of their operations and the changes in their net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

March 23, 1998
New York, New York
<\AUDIT-REPORT>

                             STATEMENT OF FINANCIAL CONDITION
                                 NATIONAL MUNICIPAL TRUST
                                        SERIES 165
                                       (UNINSURED)
                                    December 31, 1997

                                      TRUST PROPERTY
Investments in municipal bonds at market value (amortized
  cost $4,172,113) (Note (a) and Schedule of Portfolio
  Securities Notes (4) and (5))                                             $4,216,441

Accrued interest receivable                                                     49,855

           Total                                                             4,266,296

                                LIABILITIES AND NET ASSETS

Less Liabilities:

   Due to Trustee                                                               38,052

   Accrued Trust fees and expenses                                               4,272

           Total liabilities                                                    42,324

Net Assets:

   Balance applicable to 4,193 Units of fractional undivided interest outstanding (Note (c)):

      Capital, plus net unrealized market appreciation
        of $44,328                                              $4,216,441

      Undistributed net investment income (Note (b))                 7,531


           Net assets                                                       $4,223,972

Net asset value per Unit ($4,223,972 divided by 4,193 Units)                $ 1,007.39

                            See notes to financial statements

                                 STATEMENTS OF OPERATIONS
                                 NATIONAL MUNICIPAL TRUST
                                        SERIES 165
                                       (UNINSURED)
                                                     For the years ended December 31,
                                                      1997         1996        1995
Investment income - interest                         $233,219     $277,150  $  354,137

Less Expenses:

   Trust fees and expenses                              9,871       11,176      14,261

           Total expenses                               9,871       11,176      14,261

           Investment income - net                    223,348      265,974     339,876

Net gain (loss) on investments:

   Realized loss on securities sold or
     redeemed                                         (26,252)     (38,806)    (71,116)

   Unrealized market appreciation                     122,472       23,899     758,350

           Net gain (loss) on investments              96,220      (14,907)    687,234

Net increase in net assets resulting from
  operations                                         $319,568     $251,067  $1,027,110

                            See notes to financial statements

                           STATEMENTS OF CHANGES IN NET ASSETS
                                 NATIONAL MUNICIPAL TRUST
                                        SERIES 165
                                       (UNINSURED)
                                                   For the years ended December 31,
                                                   1997          1996         1995

Operations:

   Investment income - net                      $  223,348     $  265,974   $  339,876

   Realized loss on securities sold or
     redeemed                                      (26,252)       (38,806)     (71,116)

   Unrealized market appreciation                  122,472         23,899      758,350

           Net increase in net assets
             resulting from operations             319,568        251,067    1,027,110

Less Distributions to Unit Holders:

   Investment income - net                        (218,269)      (261,857)    (333,932)

           Total distributions                    (218,269)      (261,857)    (333,932)

Less Capital Share Transactions:

   Redemption of 1,005 Units, 832 Units and
     1,470 Units, respectively                    (997,178)      (805,181)  (1,429,090)

   Accrued interest on redemption                   (1,564)        (2,338)      (1,413)

           Total capital share transactions       (998,742)      (807,519)  (1,430,503)

Net decrease in net assets                        (897,443)      (818,309)    (737,325)

Net assets:

   Beginning of year                             5,121,415      5,939,724    6,677,049

   End of year (including undistributed
     net investment income of $7,531,
     $17,708 and $14,999, respectively)         $4,223,972     $5,121,415   $5,939,724

                            See notes to financial statements

                       NOTES TO FINANCIAL STATEMENTS
                          NATIONAL MUNICIPAL TRUST
                                 SERIES 165
                                (UNINSURED)
                             December 31, 1997

(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Schedule of Portfolio Securities on the basis set forth in Part B of this Prospectus, "Public Offering of Units - Public Offering Price". Under the Securities Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Registration Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the period, except that value on the date of deposit (January 26, 1994) represents the cost of investments to the Trust based on the offering side evaluations as of the date of deposit.

(3) Income Taxes

    The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

(4) Expenses

    The Trust pays an annual Trustee's fee, estimated expenses, Evaluator's fees, and an annual Sponsor's portfolio supervision fee, and may incur additional charges as explained under "Expenses and Charges" in Part B of this Prospectus.

(b) DISTRIBUTIONS

    Interest received by the Trust is distributed to the Unit Holders on or shortly after the twenty-fifth day of the month after deducting applicable expenses. Receipts other than interest are distributed as explained in "Rights of Units Holders - Distribution of Interest and Principal" in Part B of this Prospectus.

                       NOTES TO FINANCIAL STATEMENTS
                          NATIONAL MUNICIPAL TRUST
                                 SERIES 165
                                (UNINSURED)
                             December 31, 1997

(c) ORIGINAL COST TO INVESTORS

    The original cost to investors represents the aggregate initial public offering price as of the date of initial deposit (January 26, 1994) exclusive of accrued interest.

    A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of December 31, 1997 follows:
       Original cost to investors                                $7,762,265
       Less:  Gross underwriting commissions (sales charge)        (252,225)
       Net cost to investors                                      7,510,040
       Cost of securities sold or redeemed                       (3,367,183)
       Net unrealized market appreciation                            44,328
       Accumulated interest accretion                                29,256
       Net amount applicable to investors                        $4,216,441

(d) OTHER INFORMATION

    Selected data for a Unit of the Trust during each year:

                                            For the years ended December 31,
                                               1997       1996      1995
       Net investment income distribu-
         tions during year                  $   45.94   $ 46.85    $ 46.37

       Net asset value at end of year       $1,007.39   $985.27    $985.03

       Trust Units outstanding at end
         of year                                4,193     5,198      6,030

                                   SCHEDULE OF PORTFOLIO SECURITIES
                                       NATIONAL MUNICIPAL TRUST
                                              SERIES 165
                                             (UNINSURED)
                                          December 31, 1997
Port-                                                                                                Optional
folio                                 Rating      Face      Coupon   Maturity      Sinking Fund     Refunding       Market
 No.       Title of Securities         <F1>       Amount      Rate       Date      Redemptions<F3> Redemptions<F2>  Value<F4><F5>
  1. Apache County (Arizona)
     Public Finance Corporation,
     Certificates of Participa-
     tion, Series 1994, Arizona
     Department of Corrections.         A     $  230,000     5.250%  05/01/04      11/01/02@100      05/01/00@102    $  234,198

  2. District of Columbia,
     (Washington, D.C.), General
     Obligation Refunding Bonds,
     Series 1994A-3.                    Ba2<F7>  560,000     5.500   06/01/06      NONE              NONE               582,528

  3. Kentucky Higher Education
     Student Loan Corporation,
     Insured Student Loan Revenue
     Bonds, 1993 Series B.  <F6>        Aaa<F7>  695,000     5.000   06/01/02      NONE              NONE               706,245

  4. Massachusetts Water
     Resources Authority General
     Revenue Refunding Bonds,
     1993 Series B.                     A        465,000     5.125   03/01/04      NONE              03/01/03@102       483,898

  5. The City of New York, Gen-
     eral Obligation Bonds,
     Fiscal 1994, Series F.             BBB+     345,000     5.125   08/01/01      NONE              NONE               353,770

  6. The Student Loan Funding
     Corporation, Cincinnati,
     Ohio, Student Loan Revenue
     Bonds, Series 1988B-3, (AMBAC
     Insured).  <F6><F8>                AAA      670,000     5.125   12/01/05      NONE              06/01/02@100       689,604

  7. Socorro Independent School
     District, (El Paso County,
     Texas), Unlimited Tax Refund-
     ing Bonds, Series 1994.            AAA      160,000     0.000   09/01/06      NONE              NONE               107,789

  8. Washington Public Power
     Supply System, Nuclear Proj-
     ect No. 2 Refunding Revenue
     Bonds, Series 1994A.               Aa1<F7>  695,000     4.700   07/01/03      NONE              NONE               705,084

  9. Platte County, Wyoming,
     Pollution Control Refunding
     Revenue Bonds, Series 1994
     (Basin Electric Power Coop-
     erative * Laramie River Sta-
     tion Project).                     A        350,000     4.500   01/01/01      NONE              NONE               353,325

                                 $4,170,000                                                                          $4,216,441

                   See notes to schedule of portfolio securities

               NOTES TO SCHEDULE OF PORTFOLIO SECURITIES
                        NATIONAL MUNICIPAL TRUST
                               SERIES 165
                              (UNINSURED)
                           December 31, 1997

<F1> All ratings are provided by Standard & Poor's Corporation, unless otherwise indicated. A brief description of applicable Security ratings is given under "Bond Ratings" in Part B of this Prospectus.

<F2> There is shown under this heading the date on which each issue of
Securities is redeemable by the operation of optional call provisions and the redemption price for that date; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter but not below par. Securities listed as non-callable, as well as Securities listed as callable, may also be redeemable at par under certain circumstances from special redemption payments.

<F3> There is shown under this heading the date on which an issue of
Securities is subject to scheduled sinking fund redemption and the redemption price on such date.

<F4> The market value of the Securities as of December 31, 1997 was determined by the Evaluator on the basis of bid side evaluations for the Securities at such date.

<F5> At December 31, 1997, the net unrealized market appreciation of all
Securities was comprised of the following:

       Gross unrealized market appreciation          $44,898

       Gross unrealized market depreciation             (570)

       Net unrealized market appreciation            $44,328

    The amortized cost of the Securities for Federal income tax purposes was $4,172,113 at December 31, 1997.

<F6> In the opinion of bond counsel to the issuing governmental authorities, interest payments on these bonds will be a tax preference item for individuals and corporations for alternative minimum tax purposes. Normally, the bonds pay interest semiannually. The payment dates can generally be determined based on the date of maturity, i.e., a bond maturing on December 1 will pay interest semiannually on June 1 and December 1. See "Tax Status" in Part B of this Prospectus.

<F7> Moody's Investors Service, Inc. rating.

<F8> Insurance to maturity has been obtained by the Issuer from the listed Insurance Company. The "AAA" rating on this Security is based in part on the creditworthiness and claims-paying ability of the Insurance Company insuring such Security to maturity.

                             STATEMENT OF FINANCIAL CONDITION
                                 NATIONAL MUNICIPAL TRUST
                                   MULTISTATE SERIES 62
                                     CALIFORNIA TRUST
                                    December 31, 1997

                                      TRUST PROPERTY
Investments in municipal bonds at market value (amortized
  cost $1,957,045) (Note (a) and Schedule of Portfolio
  Securities Notes (4) and (5))                                             $1,995,606

Accrued interest receivable                                                     24,881

           Total                                                             2,020,487

                                LIABILITIES AND NET ASSETS

Less Liabilities:

   Due to Trustee                                                               17,158

   Accrued Trust fees and expenses                                               1,311

           Total liabilities                                                    18,469


Net Assets:

   Balance applicable to 1,969 Units of fractional undivided interest outstanding (Note (c)):

      Capital, plus net unrealized market appreciation
        of $38,561                                              $1,995,606

      Undistributed principal and net investment
        income (Note (b))                                            6,412


           Net assets                                                       $2,002,018

Net asset value per Unit ($2,002,018 divided by 1,969 Units)                $ 1,016.77

                            See notes to financial statements

                                 STATEMENTS OF OPERATIONS
                                 NATIONAL MUNICIPAL TRUST
                                   MULTISTATE SERIES 62
                                     CALIFORNIA TRUST
                                                       For the years ended December 31,
                                                          1997        1996      1995
Investment income - interest                            $ 96,188    $131,281  $139,159

Less Expenses:

   Trust fees and expenses                                 5,107       5,874     6,232

           Total expenses                                  5,107       5,874     6,232

           Investment income - net                        91,081     125,407   132,927

Net gain (loss) on investments:

   Realized loss on securities sold or redeemed           (1,439)    (21,561)     (748)

   Unrealized market appreciation                         53,289      12,706   374,409

           Net gain (loss) on investments                 51,850      (8,855)  373,661

Net increase in net assets resulting from operations    $142,931    $116,552  $506,588

                            See notes to financial statements

                           STATEMENTS OF CHANGES IN NET ASSETS
                                 NATIONAL MUNICIPAL TRUST
                                   MULTISTATE SERIES 62
                                     CALIFORNIA TRUST
                                                     For the years ended December 31,
                                                      1997         1996        1995

Operations:

   Investment income - net                         $   91,081   $  125,407  $  132,927

   Realized loss on securities sold or redeemed        (1,439)     (21,561)       (748)

   Unrealized market appreciation                      53,289       12,706     374,409

           Net increase in net assets resulting
             from operations                          142,931      116,552     506,588

Less Distributions to Unit Holders:

   Investment income - net                            (89,790)    (125,585)   (130,953)

           Total distributions                        (89,790)    (125,585)   (130,953)

Less Capital Share Transactions:

   Redemption of 259 Units, 760 Units
     and 12 Units, respectively                      (258,069)    (745,580)    (11,718)

   Accrued interest on redemption                        (643)      (1,429)        (12)

           Total capital share transactions          (258,712)    (747,009)    (11,730)

Net (decrease) increase in net assets                (205,571)    (756,042)    363,905

Net assets:

   Beginning of year                                2,207,589    2,963,631   2,599,726

   End of year (including undistributed princi-
     pal and net investment income of $6,412,
     undistributed net investment income of
     $3,120, and undistributed principal and net
     investment income of $10,272, respectively)   $2,002,018   $2,207,589  $2,963,631

                            See notes to financial statements

                       NOTES TO FINANCIAL STATEMENTS
                          NATIONAL MUNICIPAL TRUST
                            MULTISTATE SERIES 62
                              CALIFORNIA TRUST
                             December 31, 1997

(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Schedule of Portfolio Securities on the basis set forth in Part B of this Prospectus, "Public Offering of Units - Public Offering Price". Under the Securities Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Registration Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the period, except that value on the date of deposit (January 26, 1994) represents the cost of investments to the Trust based on the offering side evaluations as of the date of deposit.

(3) Income Taxes

    The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

(4) Expenses

    The Trust pays an annual Trustee's fee, estimated expenses, Evaluator's fees, and an annual Sponsor's portfolio supervision fee, and may incur additional charges as explained under "Expenses and Charges" in Part B of this Prospectus.

(b) DISTRIBUTIONS

    Interest received by the Trust is distributed to the Unit Holders on or shortly after the twenty-fifth day of the month after deducting applicable expenses. Receipts other than interest are distributed as explained in "Rights of Units Holders - Distribution of Interest and Principal" in Part B of this Prospectus.

                       NOTES TO FINANCIAL STATEMENTS
                          NATIONAL MUNICIPAL TRUST
                            MULTISTATE SERIES 62
                              CALIFORNIA TRUST
                             December 31, 1997

(c) ORIGINAL COST TO INVESTORS

    The original cost to investors represents the aggregate initial public offering price as of the date of initial deposit (January 26, 1994) exclusive of accrued interest.

    A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of December 31, 1997 follows:
       Original cost to investors                                $3,093,114
       Less:  Gross underwriting commissions (sales charge)        (100,530)
       Net cost to investors                                      2,992,584
       Cost of securities sold or redeemed                       (1,041,783)
       Net unrealized market appreciation                            38,561
       Accumulated interest accretion                                 6,244
       Net amount applicable to investors                        $1,995,606

(d) OTHER INFORMATION

    Selected data for a Unit of the Trust during each year:
                                            For the years ended December 31,
                                               1997       1996      1995
       Net investment income distribu-
         tions during year                  $   43.24   $ 44.23   $ 43.68

       Net asset value at end of year       $1,016.77   $990.84   $991.84

       Trust Units outstanding at end
         of year                                1,969     2,228     2,988

                                   SCHEDULE OF PORTFOLIO SECURITIES
                                       NATIONAL MUNICIPAL TRUST
                                         MULTISTATE SERIES 62
                                           CALIFORNIA TRUST
                                          December 31, 1997
Port-                                                                                           Optional
folio                                 Rating      Face      Coupon   Maturity Sinking Fund      Refunding        Market
 No.       Title of Securities         <F9>       Amount      Rate       Date Redemptions<F11>  Redemptions<F10> Value<F12><F13>
  1. California Health Facili-
     ties Financing Authority,
     Insured Health Facility
     Refunding Revenue Bonds,
     (Catholic Healthcare West),
     1994 Series B, (AMBAC
     Insured).  <F15>                   AAA     $  345,000     4.750%  07/01/04     NONE              NONE             $  356,091

  2. City of Oakland, Califor-
     nia, Insured Refunding Reve-
     nue Bonds, (Children's Hos-
     pital Medical Center of
     Northern California), 1994
     Series A, (Connie Lee
     Insured).  <F15>                   AAA        345,000     4.900   05/01/05     NONE              05/01/04@102        357,510

  3. City and County of San
     Francisco, Redevelopment
     Financing Authority, 1991
     Series A, Tax Allocation
     Revenue Bonds, (San Francis-
     co Redevelopment Projects),
     (FGIC Insured).  <F15>             AAA         30,000     0.000   08/01/02     NONE              NONE                 24,649

  4. Palomar Pomerado Health
     System, Insured Revenue
     Bonds, Series 1993, (MBIA
     Insured).  <F15>                   AAA        225,000     4.625   11/01/02     NONE              NONE                229,824

  5. Rancho Cucamonga Redevel-
     opment Agency, Rancho Rede-
     velopment Project, 1994 Tax
     Allocation Refunding Bonds,
     (MBIA Insured).  <F15>             AAA        240,000     4.500   09/01/03     NONE              NONE                244,313

  6. Rancho Cucamonga Redevel-
     opment Agency, Rancho Rede-
     velopment Project, 1994 Tax
     Allocation Refunding Bonds,
     (MBIA Insured).  <F15>             AAA         80,000     4.400   09/01/02     NONE              NONE                 80,662

  7. Redevelopment Agency of
     the City and County of San
     Francisco, Multifamily
     Housing Refunding Revenue
     Bonds, Series 1994 (GNMA
     Collateralized-South Beach
     Marina Project).                   Aaa<F14>   265,000     4.600   09/01/01     NONE              NONE                267,798

  8. Redevelopment Agency of
     the City and County of San
     Francisco, Multifamily
     Housing Refunding Revenue
     Bonds, Series 1994 (GNMA
     Collateralized-South Beach
     Marina Project).                   Aaa<F14>    80,000     4.600   03/01/01     NONE              NONE                 80,378

  9. San Joaquin County Public
     Facilities Financing Corpo-
     ration, Series 1993 Certifi-
     cates of Participation,
     (Capital Facilities Project),
     (MBIA Insured).  <F15>             AAA        345,000     4.700   11/15/06     NONE              NONE                354,381

                                                $1,955,000                                                             $1,995,606

                    See notes to schedule of portfolio securities

               NOTES TO SCHEDULE OF PORTFOLIO SECURITIES
                        NATIONAL MUNICIPAL TRUST
                          MULTISTATE SERIES 62
                            CALIFORNIA TRUST
                           December 31, 1997

<F9> All ratings are provided by Standard & Poor's Corporation, unless otherwise indicated. A brief description of applicable Security ratings is given under "Bond Ratings" in Part B of this Prospectus.

<F10> There is shown under this heading the date on which each issue of
Securities is redeemable by the operation of optional call provisions and the redemption price for that date; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter but not below par. Securities listed as non-callable, as well as Securities listed as callable, may also be redeemable at par under certain circumstances from special redemption payments.

<F11> There is shown under this heading the date on which an issue of
Securities is subject to scheduled sinking fund redemption and the redemption price on such date.

<F12> The market value of the Securities as of December 31, 1997 was determined by the Evaluator on the basis of bid side evaluations for the Securities at such date.

<F13> At December 31, 1997, the net unrealized market appreciation of all
Securities was comprised of the following:

       Gross unrealized market appreciation          $40,024

       Gross unrealized market depreciation           (1,463)

       Net unrealized market appreciation            $38,561

    The amortized cost of the Securities for Federal income tax purposes was $1,957,045 at December 31, 1997.

<F14> Moody's Investors Service, Inc. rating.

<F15> Insurance to maturity has been obtained by the Issuer from the listed Insurance Company. The "AAA" rating on this Security is based in part on the creditworthiness and claims-paying ability of the Insurance Company insuring such Security to maturity.

                             STATEMENT OF FINANCIAL CONDITION
                                 NATIONAL MUNICIPAL TRUST
                                   MULTISTATE SERIES 62
                                      FLORIDA TRUST
                                        (INSURED)
                                    December 31, 1997

                                      TRUST PROPERTY
Investments in municipal bonds at market value (amortized
 cost $1,710,284) (Note (a) and Schedule of Portfolio
 Securities Notes (4) and (5))                                              $1,738,303

Accrued interest receivable                                                     30,152

           Total                                                             1,768,455

                                LIABILITIES AND NET ASSETS

Less Liabilities:

   Due to Trustee                                                               25,777

   Accrued Trust fees and expenses                                               3,325

           Total liabilities                                                    29,102

Net Assets:

   Balance applicable to 1,719 Units of fractional undivided interest outstanding (Note (c)):

      Capital, plus net unrealized market appreciation
        of $28,019                                              $1,738,303

      Undistributed principal and net investment income
        (Note (b))                                                   1,050


           Net assets                                                       $1,739,353

Net asset value per Unit ($1,739,353 divided by 1,719 Units)                $ 1,011.84

                            See notes to financial statements

                                 STATEMENTS OF OPERATIONS
                                 NATIONAL MUNICIPAL TRUST
                                   MULTISTATE SERIES 62
                                      FLORIDA TRUST
                                        (INSURED)
                                                       For the years ended December 31,
                                                          1997        1996      1995
Investment income - interest                            $ 79,565    $103,333  $127,790

Less Expenses:

   Trust fees and expenses                                 4,202       4,819     5,968

           Total expenses                                  4,202       4,819     5,968

           Investment income - net                        75,363      98,514   121,822

Net gain (loss) on investments:

   Realized loss on securities sold or redeemed           (9,171)    (33,694)  (21,105)

   Unrealized market appreciation (depreciation)
     on investments                                       53,332        (450)  395,981

           Net gain (loss) on investments                 44,161     (34,144)  374,876

Net increase in net assets resulting from operations    $119,524    $ 64,370  $496,698

                            See notes to financial statements

                           STATEMENTS OF CHANGES IN NET ASSETS
                                 NATIONAL MUNICIPAL TRUST
                                   MULTISTATE SERIES 62
                                      FLORIDA TRUST
                                        (INSURED)
                                                     For the years ended December 31,
                                                      1997         1996        1995

Operations:

   Investment income - net                         $   75,363   $   98,514  $  121,822

   Realized loss on securities sold or redeemed        (9,171)     (33,694)    (21,105)

   Unrealized market appreciation (depreciation)       53,332         (450)    395,981

           Net increase in net assets resulting
             from operations                          119,524       64,370     496,698

Less Distributions to Unit Holders:

   Investment income - net                            (75,446)    (100,841)   (121,638)

           Total distributions                        (75,446)    (100,841)   (121,638)

Less Capital Share Transactions:

   Redemption of 321 Units, 811 Units and
     149 Units, respectively                         (313,637)    (787,660)   (128,024)

   Accrued interest on redemption                        (641)      (2,596)        (16)

           Total capital share transactions          (314,278)    (790,256)   (128,040)

Net (decrease) increase in net assets                (270,200)    (826,727)    247,020

Net assets:

   Beginning of year                                2,009,553    2,836,280   2,589,260

   End of year (including undistributed princi-
     pal and net investment income of $1,050,
     undistributed net investment income $470,
     and undistributed principal and net
     investment income $7,395, respectively)       $1,739,353   $2,009,553  $2,836,280

                            See notes to financial statements

                       NOTES TO FINANCIAL STATEMENTS
                          NATIONAL MUNICIPAL TRUST
                            MULTISTATE SERIES 62
                               FLORIDA TRUST
                                 (INSURED)
                             December 31, 1997

(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Schedule of Portfolio Securities on the basis set forth in Part B of this Prospectus, "Public Offering of Units - Public Offering Price". Under the Securities Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Registration Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the period, except that value on the date of deposit (January 26, 1994) represents the cost of investments to the Trust based on the offering side evaluations as of the date of deposit.

(3) Income Taxes

    The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

(4) Expenses

    The Trust pays an annual Trustee's fee, estimated expenses, Evaluator's fees, and an annual Sponsor's portfolio supervision fee, and may incur additional charges as explained under "Expenses and Charges" in Part B of this Prospectus.

(b) DISTRIBUTIONS

    Interest received by the Trust is distributed to the Unit Holders on or shortly after the twenty-fifth day of the month after deducting applicable expenses. Receipts other than interest are distributed as explained in "Rights of Units Holders - Distribution of Interest and Principal" in Part B of this Prospectus.

                       NOTES TO FINANCIAL STATEMENTS
                          NATIONAL MUNICIPAL TRUST
                            MULTISTATE SERIES 62
                               FLORIDA TRUST
                                 (INSURED)
                             December 31, 1997

(c) ORIGINAL COST TO INVESTORS

    The original cost to investors represents the aggregate initial public offering price as of the date of initial deposit (January 26, 1994) exclusive of accrued interest.

    A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of December 31, 1997 follows:
       Original cost to investors                                $3,103,482
       Less:  Gross underwriting commissions (sales charge)        (100,860)
       Net cost to investors                                      3,002,622
       Cost of securities sold or redeemed                       (1,293,650)
       Net unrealized market appreciation                            28,019
       Accumulated interest accretion                                 1,312
       Net amount applicable to investors                        $1,738,303

(d) OTHER INFORMATION

    Selected data for a Unit of the Trust during each year:
                                            For the years ended December 31,
                                               1997       1996      1995
       Net investment income distribu-
         tions during year                  $   42.21   $ 44.17   $ 42.48

       Net asset value at end of year       $1,011.84   $985.08   $994.84

       Trust Units outstanding at end
         of year                                1,719     2,040     2,851

                              SCHEDULE OF PORTFOLIO SECURITIES
                                  NATIONAL MUNICIPAL TRUST
                                    MULTISTATE SERIES 62
                                        FLORIDA TRUST
                                          (INSURED)
                                      December 31, 1997
Port-                                                                                          Optional
folio                                 Rating      Face      Coupon   Maturity Sinking Fund     Refunding         Market
 No.     Title of Securities<F21>     <F16>       Amount      Rate    Date     Redemptions<F18> Redemptions<F17>  Value<F19><F20>
  1. Certificates of Participa-
     tion, (School Board of Polk
     County, Florida, Master
     Lease Program), Series 1994,
     Master Lease-Purchase Agree-
     ment by the School Board of
     Polk County, Florida, (FSA
     Insured).                          AAA     $  285,000     4.250%  01/01/01     NONE              NONE             $  287,154

  2. City of Lake Worth, Flori-
     da, Sewer System, Refunding
     Revenue Bonds, Series 1994,
     (FSA Insured).                     AAA        285,000     4.600   10/01/05     NONE              10/01/03@102        290,284

  3. City of Miami, Florida,
     Health Facilities Authority,
     Health Facilities Revenue
     Refunding Bonds, (Mercy Hos-
     pital Project), Series
     1994A, (AMBAC Insured).            AAA        285,000     4.875   08/15/06     NONE              08/15/04@102        295,400

  4. City of Palm Bay, Florida,
     Utility System Refunding
     Revenue Bonds, Series 1994,
     (Palm Bay Utility Corpora-
     tion Project), (MBIA Insured).     AAA        285,000     4.250   10/01/02     NONE              NONE                286,445

  5. Dade County, Florida, Guar-
     anteed Entitlement Revenue
     Bonds, Series 1990, (Escrowed
     to Maturity) (AMBAC Insured).      AAA          5,000     0.000   02/01/06     NONE              NONE                  3,417

  6. School District of Alachua
     County, Florida, General
     Obligation Refunding Bonds,
     Series 1994, (FSA Insured).        AAA        285,000     4.300   07/01/03     NONE              NONE                286,109

  7. State of Florida, Depart-
     ment of Environmental Pro-
     tection, Save Our Coast
     Refunding Revenue Bonds,
     Series 1993A, (AMBAC Insured).     AAA        285,000     4.500   07/01/04     NONE              07/01/03@101        289,494

                                                $1,715,000                                                             $1,738,303

                      See notes to schedule of portfolio securities

               NOTES TO SCHEDULE OF PORTFOLIO SECURITIES
                        NATIONAL MUNICIPAL TRUST
                          MULTISTATE SERIES 62
                             FLORIDA TRUST
                               (INSURED)
                           December 31, 1997

<F16> All ratings are provided by Standard & Poor's Corporation.  A brief description of applicable Security ratings is given under "Bond
Ratings" in Part B of this Prospectus.

<F17> There is shown under this heading the date on which each issue of
Securities is redeemable by the operation of optional call provisions and the redemption price for that date; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter but not below par. Securities listed as non-callable, as well as Securities listed as callable, may also be redeemable at par under certain circumstances from special redemption payments.

<F18> There is shown under this heading the date on which an issue of
Securities is subject to scheduled sinking fund redemption and the redemption price on such date.

<F19> The market value of the Securities as of December 31, 1997 was determined by the Evaluator on the basis of bid side evaluations for the Securities at such date.

<F20> At December 31, 1997, the net unrealized market appreciation of all
Securities was comprised of the following:

       Gross unrealized market appreciation          $28,115

       Gross unrealized market depreciation              (96)

       Net unrealized market appreciation            $28,019

    The amortized cost of the Securities for Federal income tax purposes was $1,710,284 at December 31, 1997.

<F21> Insurance to maturity has been obtained by the Issuer from the listed Insurance Company. The "AAA" ratings on these Securities are based in part on the creditworthiness and claims-paying ability of the Insurance Company insuring such Security to maturity. No premium is payable therefore by the Trust.

                             STATEMENT OF FINANCIAL CONDITION
                                 NATIONAL MUNICIPAL TRUST
                                   MULTISTATE SERIES 62
                                      NEW YORK TRUST
                                       (UNINSURED)
                                    December 31, 1997

                                      TRUST PROPERTY
Investments in municipal bonds at market value (amortized
  cost $2,744,596) (Note (a) and Schedule of Portfolio
  Securities Notes (4) and (5))                                             $2,808,351

Receivable for securities sold or redeemed                                     114,097

Accrued interest receivable                                                     62,091

           Total                                                             2,984,539

                                LIABILITIES AND NET ASSETS

Less Liabilities:

   Due to Trustee                                                               52,678

   Accrued Trust fees and expenses                                               3,793

   Payable for units redeemed                                                  115,363

           Total liabilities                                                   171,834

Net Assets:

   Balance applicable to 2,735 Units of fractional undivided interest outstanding (Note (c)):

      Capital, plus unrealized market appreciation
        of $63,755                                              $2,808,351

      Undistributed principal and net investment income
        (Note (b))                                                   4,354


           Net assets                                                       $2,812,705

Net asset value per Unit ($2,812,705 divided by 2,735 Units)                $ 1,028.41

                            See notes to financial statements

                                 STATEMENTS OF OPERATIONS
                                 NATIONAL MUNICIPAL TRUST
                                   MULTISTATE SERIES 62
                                      NEW YORK TRUST
                                       (UNINSURED)
                                                      For the years ended December 31,
                                                        1997        1996       1995

Investment income - interest                           $141,001    $144,404   $148,678

Less Expenses:

   Trust fees and expenses                                5,786       5,590      5,759

           Total expenses                                 5,786       5,590      5,759

           Investment income - net                      135,215     138,814    142,919

Net gain (loss) on investments:

   Realized loss on securities sold or redeemed          (1,130)     (9,139)      -

   Unrealized market appreciation                        88,474       3,802    326,745

           Net gain (loss) on investments                87,344      (5,337)   326,745

Net increase in net assets resulting from operations   $222,559    $133,477   $469,664

                            See notes to financial statements

                           STATEMENTS OF CHANGES IN NET ASSETS
                                 NATIONAL MUNICIPAL TRUST
                                   MULTISTATE SERIES 62
                                      NEW YORK TRUST
                                       (UNINSURED)
                                                     For the years ended December 31,
                                                      1997         1996        1995
Operations:
   Investment income - net                         $  135,215   $  138,814  $  142,919

   Realized loss on securities sold or
     redeemed                                          (1,130)      (9,139)       -

   Unrealized market appreciation                      88,474        3,802     326,745

           Net increase in net assets
             resulting from operations                222,559      133,477     469,664

Less Distributions to Unit Holders:

   Investment income - net                           (135,033)    (141,649)   (142,080)

           Total distributions                       (135,033)    (141,649)   (142,080)

Less Capital Share Transactions:

   Redemption of 112 Units and 153 Units,
     respectively                                    (115,072)    (146,371)       -

   Accrued interest on redemption                        (293)         (80)       -

           Total capital share trans-
             actions                                 (115,365)    (146,451)       -

Net (decrease) increase in net assets                 (27,839)    (154,623)    327,584

Net assets:

   Beginning of year                                2,840,544    2,995,167   2,667,583

   End of year (including undistributed principal
     and net investment income of $4,354, and un-
     distributed net investment income of $5,602
     and $8,230, respectively)                     $2,812,705   $2,840,544  $2,995,167

                            See notes to financial statements

                       NOTES TO FINANCIAL STATEMENTS
                          NATIONAL MUNICIPAL TRUST
                            MULTISTATE SERIES 62
                               NEW YORK TRUST
                                (UNINSURED)
                             December 31, 1997

(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Schedule of Portfolio Securities on the basis set forth in Part B of this Prospectus, "Public Offering of Units - Public Offering Price". Under the Securities Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Registration Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the period, except that value on the date of deposit (January 26, 1994) represents the cost of investments to the Trust based on the offering side evaluations as of the date of deposit.

(3) Income Taxes

    The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

(4) Expenses

    The Trust pays an annual Trustee's fee, estimated expenses, Evaluator's fees, and an annual Sponsor's portfolio supervision fee, and may incur additional charges as explained under "Expenses and Charges" in Part B of this Prospectus.

(b) DISTRIBUTIONS

    Interest received by the Trust is distributed to the Unit Holders on or shortly after the twenty-fifth day of the month after deducting applicable expenses. Receipts other than interest are distributed as explained in "Rights of Units Holders - Distribution of Interest and Principal" in Part B of this Prospectus.

                       NOTES TO FINANCIAL STATEMENTS
                          NATIONAL MUNICIPAL TRUST
                            MULTISTATE SERIES 62
                               NEW YORK TRUST
                                (UNINSURED)
                             December 31, 1997

(c) ORIGINAL COST TO INVESTORS

    The original cost to investors represents the aggregate initial public offering price as of the date of initial deposit (January 26, 1994) exclusive of accrued interest.

    A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of December 31, 1997 follows:
       Original cost to investors                                $3,115,857
       Less:  Gross underwriting commissions (sales charge)        (101,250)
       Net cost to investors                                      3,014,607
       Cost of securities sold or redeemed                         (271,237)
       Unrealized market appreciation                                63,755
       Accumulated interest accretion                                 1,226
       Net amount applicable to investors                        $2,808,351

(d) OTHER INFORMATION

    Selected data for a Unit of the Trust during each year:
                                            For the years ended December 31,
                                               1997       1996      1995
       Net investment income distribu-
         tions during year                  $   47.43   $ 48.48    $ 47.36

       Net asset value at end of year       $1,028.41   $997.73    $998.39

       Trust Units outstanding at end
         of year                                2,735     2,847      3,000

                              SCHEDULE OF PORTFOLIO SECURITIES
                                  NATIONAL MUNICIPAL TRUST
                                    MULTISTATE SERIES 62
                                       NEW YORK TRUST
                                         (UNINSURED)
                                      December 31, 1997
Port-                                                                                           Optional
folio                                 Rating      Face      Coupon   Maturity  Sinking Fund     Refunding        Market
 No.       Title of Securities         <F22>      Amount      Rate       Date  Redemptions<F24> Redemptions<F23> Value<F25><F26>
     (S)
  1. County of Nassau, New York,
     General Obligation Refunding
     Serial Bonds, Serial Com-
     bined Sewer Districts,
     Series 1994B, (FGIC Insured).
     <F28>                              AAA     $   30,000     4.500%  05/01/03     NONE              NONE             $   30,157

  2. Dormitory Authority of the
     State of New York, Le Moyne
     College, Insured Revenue
     Bonds, Series 1994, (Connie
     Lee Insured). <28)                 AAA        425,000     4.500   07/01/03     NONE              NONE                428,502

  3. Grand Central District
     Management Association, Inc.,
     Grand Central Business Im-
     provement District, Capital
     Improvement Refunding Bonds,
     Series 1994.                       A1<F27>      455,000     4.900   01/01/05     NONE              01/01/04@102        467,749

  4. Metropolitan Transporta-
     tion Authority Commuter
     Facilities 1987 Service Con-
     tract Bonds, Series 7.             BBB+       455,000     4.900   07/01/02     NONE              NONE                464,382

  5. New York State Medical
     Care Facilities Finance
     Agency, Mental Health Serv-
     ices Facilities Improvement
     Revenue Bonds, 1993 Series F
     Refunding.                         A-         455,000     5.000   08/15/01     NONE              NONE                465,711

  6. New York State Medical
     Care Facilities Finance
     Agency, Mental Health Serv-
     ices Facilities Improvement
     Revenue Bonds, 1993 Series F
     Refunding, (FSA Insured). <28>     AAA        455,000     4.750   08/15/04     NONE              02/15/04@102        463,281

  7. The City of New York, Gen-
     eral Obligation Bonds,
     Fiscal 1994 E.                     BBB+       460,000     5.600   08/01/06     NONE              08/01/04@101.5      485,286

  8. The City of New York, Gen-
     eral Obligation Bonds,
     Fiscal 1994, Series E.             BBB+         5,000     0.000   08/01/06     NONE              NONE                  3,283

                                                $2,740,000                                                             $2,808,351

                      See notes to schedule of portfolio securities

               NOTES TO SCHEDULE OF PORTFOLIO SECURITIES
                        NATIONAL MUNICIPAL TRUST
                          MULTISTATE SERIES 62
                             NEW YORK TRUST
                              (UNINSURED)
                           December 31, 1997

<F22> All ratings are provided by Standard & Poor's Corporation, unless otherwise indicated. A brief description of applicable Security ratings is given under "Bond Ratings" in Part B of this Prospectus.

<F23> There is shown under this heading the date on which each issue of
Securities is redeemable by the operation of optional call provisions and the redemption price for that date; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter but not below par. Securities listed as non-callable, as well as Securities listed as callable, may also be redeemable at par under certain circumstances from special redemption payments.

<F24> There is shown under this heading the date on which an issue of
Securities is subject to scheduled sinking fund redemption and the redemption price on such date.

<F25> The market value of the Securities as of December 31, 1997 was determined by the Evaluator on the basis of bid side evaluations for the Securities at such date.

<F26> At December 31, 1997, the unrealized market appreciation of all
Securities was comprised of the following:

       Gross unrealized market appreciation          $63,755

       Gross unrealized market depreciation             -

       Unrealized market appreciation                $63,755

    The amortized cost of the Securities for Federal income tax purposes was $2,744,596 at December 31, 1997.

<F27> Moody's Investors Service, Inc. rating.

<F28> Insurance to maturity has been obtained by the Issuer from the listed Insurance Company. The "AAA" rating on this Security is based in part on the creditworthiness and claims-paying ability of the Insurance Company insuring such Security to maturity.

PROSPECTUS--Part B:
--------------------------------------------------------------------------------

Note that Part B of this Prospectus may not be distributed unless accompanied by Part A.
--------------------------------------------------------------------------------

                                   THE TRUST

    Each Trust set forth in Part A is one of a series of similar but separate unit investment trusts. Unless the context otherwise requires, each trust, including each trust comprising a Multistate Series, a ``State Trust,'' hereinafter will be referred to as the ``Trust'' or the ``Trusts,'' and as the context requires, for an insured Trust, the ``Insured Trust.'' Each Trust was created under the laws of the State of New York pursuant to a Trust Indenture and Agreement and a related Reference Trust Agreement dated the Date of Deposit (collectively, the ``Indenture''),* among Prudential Securities Incorporated (the ``Sponsor''), The Chase Manhattan Bank (the ``Trustee'') (successor to United States Trust Company of New York) and Kenny S&P Evaluation Services, a division of J.J. Kenny Co., Inc. (the ``Evaluator''). On the Date of Deposit, debt obligations and contracts and funds (represented by irrevocable letter(s) of credit issued by major commercial bank(s)) for the purchase of such debt obligations (collectively, the ``Securities'') were deposited into the Trust and evaluated at prices equal to the evaluation of such Securities on the offering side of the market (which evaluation takes into account any insurance obtained by the issuers or previous owners of the Securities) as determined by the Evaluator as of the Date of Deposit. The Trustee then immediately delivered to the Sponsor certificates of beneficial interest (the ``Certificates'') representing the units (the ``Units'') comprising the entire ownership of each Trust which Units the Sponsor, through this Prospectus, is offering for sale to the public. The holders of Units (the ``Unit Holders'' or ``Unit Holder,'' as the context requires) will have the right to have their Units redeemed at a price based on the aggregate bid side evaluation of the Securities if they cannot be sold in the secondary market which the Sponsor, although not obligated to do so, proposes to maintain. The Sponsor, Prudential Securities Incorporated, is a wholly-owned, indirect subsidiary of The Prudential Insurance Company of America. Each Trust has a mandatory termination date set forth under Part A--``Summary of Essential Information,'' but may be terminated substantially prior thereto upon the occurrence of certain events, including a reduction in the value of the Trust below the value set forth under Part A--``Summary of Essential Information.''

    The objectives of each Trust are the providing of interest income which, in the opinion of counsel is, with certain exceptions, exempt from all Federal income taxes under existing law through investment in a fixed portfolio of Securities (the ``Portfolio'') consisting primarily of investment grade long-term (or intermediate term if so designated in Part A or with maturities as designated in Part A) state, municipal and public authority (``Issuers'') debt obligations, and the conservation of capital and, for a Trust with a deferred sales charge (``DSC'') feature, the payment of the DSC from the interest payments, if any, on, and the principal paid at the maturity of the Securities held by the Trust for purposes of paying the DSC. In addition, in the opinion of counsel, interest income of each State Trust is exempt, to the extent indicated, from state and any local income taxes in the State for which such State Trust is named. The Securities in the Portfolio of each Trust were, as of the Date of Deposit, rated in the category of ``BBB'' or better by Standard & Poor's Corporation, ``Baa'' or better by Moody's Investors Service or ``BBB'' or better by Fitch Investors Service, Inc. or if not rated had comparable credit characteristics in the opinion of The Prudential Investment Corporation, the Sponsor's affiliate. There is, of course, no guarantee that the Trust's objectives will be achieved. Subsequent to the Date of Deposit, a Security in the Trust may cease to be rated or the rating assigned may be reduced below the minimum requirements of such Trust for the acquisition of Securities. Although such events may be considered by the Sponsor in determining whether to direct the Trustee to dispose of the Security (see ``Sponsor--Responsibility,'' herein), such events do not automatically require the elimination of such Security from the Portfolio. An investment in the Trust should be made with an understanding of the risks which an investment in fixed rate debt obligations may entail, including the risk that the value of the Units will decline with increases in interest rates.

    On a recent date, a Unit of the Trust represented the fractional undivided interest in the Securities and net income of such Trust set forth under Part A--``Summary of Essential Information'' in the ratio of 1 Unit for each approximately $1,000 face amount of Securities initially deposited in such Trust. If any Units are redeemed by the Trustee, the face amount of Securities in the Trust will be reduced by an amount allocable to redeemed Units and the fractional undivided interest in such Trust represented by each unredeemed Unit will be increased. Units will remain outstanding until
------------
* Reference is hereby made to said Indenture and any statements contained herein are qualified in their entirety by the provisions of said Indenture.

redeemed upon tender to the Trustee by any Unit Holder (which may include the Sponsor) or until the termination of the Trust pursuant to the Indenture.

    Certain of the Securities in the Portfolio of the Trust are valued at prices in excess of prices at which such Securities may be redeemed in the future. (See Part A--``Schedule of Portfolio Securities'' for information relating to the particular series described therein.) To the extent that a Security is redeemed (or sold) at a price which is less than the valuation of such Security on the date a Unit Holder acquired his Units, the proceeds distributable to such Unit Holder in respect of such redemption (or sale) will be less than that portion of the purchase price for such Units which was attributable to such Security (representing a loss of capital to such Unit Holder). Such proceeds, however, may be more or less than the valuation of such Security at the time of such redemption (or sale). Similarly, certain of the Securities in the Trust may be valued at a price in excess of their face value at maturity (i.e., such Securities were valued at a premium above par). (See Part A--``Schedule of Portfolio Securities'' for information relating to the particular series described therein.) The proceeds distributable to a Unit Holder upon the maturity of a Security which was valued at a premium on the date he acquired his Units will be less than that portion of the purchase price for such Units which was attributable to such Security (representing a loss of capital to such Unit Holder).

    The Portfolio of the Trust may consist of Securities the current market value of some of which were below face value. A primary reason for the market value of such Securities being less than face value at maturity is that the interest coupons of such Securities are at lower rates than the current market interest rate for comparably rated debt securities, even though at the time of the issuance of such Securities the interest coupons thereon generally represented then prevailing interest rates on comparably rated debt securities then newly issued. The current yields (coupon interest income as a percentage of market price, ignoring any original issue discount) of such Securities are lower than the current yields (computed on the same basis) of comparably rated debt securities of similar type newly issued at currently prevailing interest rates. Securities selling at market discounts tend to increase in market value as they approach maturity when the principal amount is payable. A market discount tax-exempt Security held to maturity will have a larger portion of its total return in the form of taxable income or gain and less in the form of tax-exempt income than a comparable Security bearing interest at current market rates. Under the provisions of the Internal Revenue Code in effect on the date of this Prospectus, any gain attributable to market discount will not be recognized until maturity, redemption or sale of the Securities or Units. The current yield of such discounted securities carrying the same coupon interest rate and which are otherwise comparable tends to be higher for securities with longer periods to maturity than it is for those with shorter periods to maturity because the market value of such securities with a longer period to maturity tends to be less than the market value of such a bond with a shorter period to maturity. If currently prevailing interest rates for newly issued and otherwise comparable securities increase, the market discount of previously issued bonds will become deeper and if such currently prevailing interest rates for newly issued comparable securities decline, the market discount of previously issued securities will be reduced, other things being equal. Market discount attributable to interest rate changes does not indicate a lack of market confidence in the issue.

Portfolio Summary

    The Securities in the Portfolio of the Trust consist of Securities issued by or on behalf of states, counties, municipalities or other political subdivisions of the United States or issued by or on behalf of the Commonwealth of Puerto Rico or possessions of the United States, or municipalities or other political subdivisions thereof. The interest on such Securities is, with certain exceptions, or upon their delivery will be, in each instance, in the opinion of recognized bond counsel to the Issuer of such Securities or by ruling of the Internal Revenue Service, exempt from all Federal income taxes under existing law (but may be subject to state and local taxation). In the case of State Trusts, the Securities are obligations of the specified state or counties, municipalities, authorities or political subdivisions thereof or of the Commonwealth of Puerto Rico or possessions of the United States, interest on which will, in the opinion of recognized bond counsel to the issuing governmental authorities, be exempt under existing law from Federal and the specified state and local income taxes to the extent indicated. (See ``Tax Status.'') Capital gains, if any, will be subject to Federal income tax and, generally, to state and/or local income taxes.

    The Portfolio of the Trust may contain Securities that are general obligations of governmental entities and/or bonds that are guaranteed by governmental entities. Such general obligations and guarantees are backed by the taxing power of the respective entities. The ability of the issuer of a general obligation bond to meet its obligation depends largely upon its economic condition. Many issuers rely upon ad valorem real property taxes as a source of revenue. Proposals in the form of state legislative or voter initiatives to limit ad valorem real property taxes have been introduced in various states. It is not presently possible to predict the impact of these or future proposals, if adopted, on states, local governments or school districts or on their abilities to make future payments of their outstanding debt obligations. The remaining issues are payable from the income of specific projects or authorities and are not supported by the issuer's power to levy taxes. This latter group of issues contains Securities that are also supported by the moral obligations of governmental entities. In the event of a deficiency in the debt service reserve funds of moral obligation Securities, the governmental entity having the moral commitment may (but is not legally obligated to) satisfy such deficiency. However, in the event of a deficiency in the debt service reserve funds of Securities not backed by such moral obligations, no such moral commitment of a governmental entity exists.

    The Portfolio of the Trust may contain zero coupon bond(s) (including bonds known as multiplier bonds, money multiplier bonds, capital appreciation bonds, capital accumulator bonds, compound interest bonds, and discount maturity payment bonds) or one or more other Securities which were issued with an ``original issue discount.'' ``Original issue discount'' bonds are acquired at prices which represent a discount from face amount, principally because such bonds bear interest at rates which are lower than currently-prevailing market rates. A discounted bond held to maturity will have a larger portion of its total return in the form of capital gain and less in the form of tax-exempt income than a comparable bond bearing interest at current market rates. Zero coupon bonds do not provide for the payment of any current interest and provide for payment at maturity at face value unless sooner sold or redeemed. Zero coupon bonds may be subject to more price volatility than conventional bonds, i.e., the market value of zero coupon bonds is subject to greater fluctuation in response to changes in interest rates than is the market value of bonds which pay interest currently. Zero coupon bonds generally are subject to redemption at compound accreted value based on par value at maturity. Because the issuer is not obligated to make current interest payments, zero coupon bonds may be less likely to be redeemed than coupon bonds issued at a similar interest rate. While some types of zero coupon bonds, such as multipliers and capital appreciation bonds, define par as the initial offering price rather than the maturity value, they share the basic zero coupon bond features of (1) not paying interest on a semi-annual basis and (2) providing for the reinvestment of the bond's semi-annual earnings at the bond's stated yield to maturity. In addition, in the event the portfolio is valued at less than the optional termination value, the Trust may terminate at a time when the only Securities in the portfolio are zero coupon bonds. The sale of such zero coupon bonds at such time may result in a loss to Unit Holders.

    The Portfolio of the Trust may contain Securities of housing authorities payable from revenues derived by state housing finance agencies or municipal housing authorities from repayments on mortgage and home improvement loans made by such agencies. Since housing authority obligations, which are not general obligations of a particular state, are generally supported to a large extent by Federal housing subsidy programs, the failure of a housing authority to meet the qualifications required for coverage under the Federal programs, or any legal or administrative determination that the coverage of such Federal programs is not available to a housing authority, could result in a decrease or elimination of subsidies available for payment of principal and interest on such housing authority's obligations. Weaknesses in Federal housing subsidy programs and their administration may result in a decrease in subsidies available for payment of principal and interest on housing authority bonds. Repayment of housing loans and home improvement loans in a timely manner is dependent on factors affecting the housing market generally and upon the underwriting and management ability of the individual agencies (i.e., the initial soundness of the loan and the effective use of available remedies should there be a default in loan payments). Economic developments, including failure or inability to increase rentals, fluctuations in interest rates and increasing construction and operating costs may also have an adverse impact on revenues of housing authorities. In the case of some housing authorities, inability to obtain additional financing could also reduce revenues available to pay existing obligations.

    The Portfolio of the Trust may contain Securities which are subject to the requirements of Section 103A of the Internal Revenue Code of 1954, as amended, (the ``1954 Code''), or Section 143 of the Internal Revenue Code of 1986, as amended (the ``1986 Code'' or the ``Code''). Sections 103A and 143 provide that obligations issued to provide single family housing will be exempt from Federal income taxation if all of the proceeds of the issue (exclusive of issuance costs and a reasonably required reserve) are used to make or acquire loans which meet requirements including certain requirements which must be satisfied after issuance. If proceeds of the issue are not used to acquire such loans, the issuer may be required to redeem all or a portion of such issue from such uncommitted proceeds to maintain the issue's tax exemption. Bond counsel to each such issuer has issued an opinion that the interest on such Securities was exempt from Federal income tax at the time the Securities were issued. The failure of the issuers of such Securities to meet certain ongoing compliance requirements imposed by Sections 103A and 143 could render the interest on such Securities subject to Federal income taxation, possibly from the date of their issuance. If interest on such Securities in a Trust is deemed to be subject to Federal income taxation, the loss of tax-exempt status can be expected to adversely affect the market value of such Securities. In this event and under the terms of the Indenture the Sponsor may direct the sale of such Securities. The sale of such Securities in such circumstances is likely to result in a loss to the Trust.

    The Portfolio of the Trust may include certain housing authority obligations whose tax exemption depends upon qualification under Section 103(b)(4)(A) of the 1954 Code, or Section 142 of the 1986 Code, and appropriate Treasury Regulations. Both Sections require that specified minimum percentages of the units in each rental housing project financed by tax-exempt debt are to be continuously occupied by low or moderate income tenants for specified periods. Department of the Treasury Regulations issued under Section 103(b)(4)(A) of the 1954 Code provide that in order to prevent possible retroactive Federal income taxation of interest on such Securities certain conditions must be met. The regulations provide, however, that such retroactive taxation will not occur if the issuer corrects any non-compliance occurring after the issuance of the Securities within a reasonable period after such non-compliance is first discovered or should have been discovered by the issuer. Similar regulations are expected to be issued under 1986 Code Section 142. If the interest on any of the Securities in the Trust that are housing securities should ultimately be deemed to be taxable, the Sponsor may instruct the Trustee to sell such Securities and, since they would be sold as taxable securities, it is expected that such Securities would have to be sold at a substantial discount from the current market price of a comparable tax-exempt security.

    The Portfolio of the Trust may contain Securities which contain provisions which require the issuer to redeem such obligations at par from unused proceeds of the issue within a stated period which typically does not exceed three years from the date of issuance of such Securities. In periods in which interest rates decline there may be increased redemptions of housing securities pursuant to such redemption provisions. Such an increase in redemptions may occur because conventional mortgage loans may have become available at interest rates equal to or less than the interest rates charged on the mortgage loans previously made available from the proceeds of such housing securities. Therefore, some issuers of such housing securities may have experienced insufficient demand to complete mortgage loan originations for all of the money made available from such securities. In addition, mortgage loans made with the proceeds of housing securities, in general, do not carry prepayment penalties and therefore certain mortgage loans may be prepaid earlier than their maturity dates. If the issuers of such housing securities are unable to or choose not to reloan these monies, they will generally redeem housing securities in an amount approximately equal to such prepayments. The Sponsor is unable to predict at this time whether such redemptions will be made at a high rate. The disposition of such Securities may result in a loss to the Trust.

    The Portfolio of the Trust may contain Securities in the hospital facilities category that are payable from revenues derived from hospitals and health care facilities which, generally, were constructed or are being constructed from the proceeds of such Securities. The continuing availability of sufficient revenues is dependent upon several factors affecting all such facilities generally, including, among other factors, the ability of the facilities to provide the services required by patients, changes in Medicare and Medicaid reimbursement regulations, the success of efforts by the states and the Federal government to limit the cost of health care, changes in contracts between health care institutions and public or private insurers, the timely completion of the construction of projects and achieving and maintaining projected rates of utilization. Additionally, a major portion of hospital revenues typically is derived from Federal or state programs such as Medicare and Medicaid and from Blue Cross and other insurers. The future solvency of the Medicare trust fund is periodically subject to question. Changes in the compensation and reimbursement formulas of these governmental programs or in the rates of insurers may reduce revenues available for the payment of principal of, or interest on, hospital revenue bonds. Governmental legislation or regulations and other factors, such as the inability to obtain sufficient malpractice insurance, may also adversely impact upon the revenues or costs of hospitals and may also adversely affect the ratings of hospital revenue bonds held in the Trust. Future actions by the Federal government with respect to Medicare and by the Federal and State governments with respect to Medicaid, reducing the total amount of funds available for either or both of these programs or changing the reimbursement regulations, or their interpretations, could adversely affect the amount of reimbursement available to hospital facilities. A number of additional legislative proposals concerning health care are typically under review by the United States Congress at any given time. These proposals span a wide range of topics, including cost control, national health insurance, incentives for competition in the provision of health care services, tax incentives and penalties related to health care insurance premiums and promotion of prepaid health care plans. The Sponsor is unable to predict the effect of these proposals, if enacted, on any of the Securities in the Portfolio of the Trust.

    The Portfolio of the Trust may contain Securities in the power and electric facilities category payable from revenues derived from power facilities, which generally include revenues from the sale of electricity generated and distributed by power agencies using hydro-electric, nuclear, fossil or other power sources. The ability of the issuers of such Securities to make payments of principal of, or interest on, such obligations is dependent, among other things, upon the continuing ability of such issuers to derive sufficient revenues from their operations to meet debt service requirements. General problems of the power and electric utility industry include difficulty in financing large construction programs during an inflationary period, restrictions on operations and increased cost and delays attributable to environmental considerations, uncertain technical and cost factors relating to the construction and operation of nuclear power generating facilities, the difficulty of the capital markets in absorbing utility debt and equity securities, the availability of fuel for electric generation at reasonable prices, the steady rise in fuel costs and the costs associated with conversion to alternate fuel sources such as coal. Some of the issuers of Securities in the Portfolio may own or operate nuclear facilities for electric generation. Additional considerations in the case of such issuers include the problems associated with the use and disposal of radioactive materials and wastes, and other problems associated with construction, licensing, regulation and operation of such facilities. In addition, Federal, state or municipal governmental authorities may from time to time impose additional regulations or take other governmental action which might cause delays in the licensing, construction or operation of nuclear power plants, or the suspension of operation of such plants which have been or are being financed by proceeds of certain of the Securities held in the Portfolio of the Trust. Such delays, suspensions or other action may affect the payment of interest on, or the repayment of the principal amount of, such Securities. The Clean Air Act Amendments of 1990 provide for attainment and maintenance of health protective national ambient air quality standards. The goal of the law is to cut acid rain pollutants by half, sharply reduce urban smog and eliminate most of the toxic chemical emissions from industrial plants by the turn of the century. As enacted, the law affects nearly all electric power facilities that burn oil or coal. Greenhouse effect bills and hazardous waste bills may further increase the cost of utility service. The Sponsor is unable to predict the ultimate form that any such regulations or other governmental action may take or when such legislation may be enacted or the resulting impact on the Securities in the Portfolio of the Trust.

    The Portfolio of the Trust may contain Securities which are in the industrial revenue facilities category. Industrial Revenue Bonds (``IRBs'') are tax-exempt securities issued by states, municipalities or public authorities to finance the cost of acquiring, constructing or improving various projects, including pollution control, environmental improvement, industrial or special airport facilities. IRBs are payable from the income of specific facilities or from payments made by private corporations to the state authorities issuing such bonds. (See ``Tax Status.'')

    The Portfolio of the Trust may contain Securities which are in the water and sewer facilities category. Bonds in the water and sewer facilities category include securities issued to finance public water and sewer projects for water management and supply and sewer control and securities issued by public issuers on behalf of private corporations for such projects. These bonds are payable from the income of specific facilities or from payments made by such private corporations to the state authorities issuing such bonds. The income of such facilities is generated from the payment of user fees. The ability of state and local water and sewer authorities to meet their obligations may be affected by failure of municipalities to utilize fully the facilities constructed by these authorities, economic or population decline and resulting decline in revenue from user charges, rising construction and maintenance costs and delays in construction of facilities, impact of environmental requirements, the difficulty of obtaining or discovering new supplies of fresh water, the effect of conservation programs and the impact of ``no growth'' zoning ordinances.

    The Portfolio of the Trust may contain Securities which are in the revenue obligations of universities and schools category. The ability of universities and schools to meet their obligations is dependent upon various factors, including the revenues, costs, and enrollment levels of the institutions. In addition, their ability may be affected by declines in enrollment and tuition revenue, the availability of Federal, state and alumni financial support, the method and validity, under state constitutions, of present systems of financing public education, fluctuations in interest rates and construction costs, increased maintenance and energy costs, failure or inability to raise tuition or room charges and adverse results of endowment fund investments.

    The Portfolio of the Trust may contain Securities in the pollution control facilities category. Bonds in the pollution control facilities category include securities issued to finance public water, sewage or solid waste treatment facilities and securities issued by a public issuer on behalf of a private corporation to provide facilities for the treatment of air, water and solid waste pollution. These Securities are payable from the income of specific facilities, state authorities or from payments made by such private corporations.

    The Portfolio of the Trust may contain Securities which are in the redevelopment facilities category. The purpose of redevelopment is to revitalize deteriorated and/or underdeveloped areas within a community. As new construction progresses, property values normally increase significantly and the ultimate result is a proportionate increase in ad valorem property tax revenues. However, if, due to various economic factors, the assessed valuation is reduced, such reduction may result in insufficient tax revenues, which could in turn impair the ability of the issuer to make payments of principal and/or interest on the bonds when due. A reduction in property tax rates or delinquencies in the payment of property taxes could have a similar adverse effect.

    The Portfolio of the Trust may contain Securities in the resource recovery category. The issuers of such Securities are municipalities or agencies or authorities thereof that have allocated the proceeds of the issue towards the construction and operation of a resource recovery facility operated by a corporate operator. Payments on the bonds are dependent upon the creditworthiness of the corporate operator of the particular project. The operation of such facilities typically depends upon the delivery thereto of specified quantities of solid waste from which refuse-derived fuel can be extracted and in turn converted into electricity or steam by the facility. The operation of the facility may be limited or totally curtailed from operating because of failure to comply with governmental regulations concerning the environment, failure to obtain necessary environmental permits, zoning permits and other municipal ordinances or inability to maintain or renew such permits because of an inability to comply with changes in government environmental regulations. If the resource recovery facility is unable to operate or cannot operate at full capacity, the corporate operator of such facility will be unable to generate revenues necessary to cover payments on the resource recovery bonds. Furthermore, the corporate operator's revenue is typically derived from the sale of the power generated by the facility to a power agency or company under a power purchase agreement. The continued flow and level of payments made by the corporate operator might therefore depend upon the financial condition of the purchaser under such a power agreement and the operator's continued ability to generate the minimum amount of power required to be delivered thereunder. Such a purchaser may be subject to the various general problems and risks associated with the power industry and the regulatory environment in which it operates. A decline in price of the extracted materials or the electricity or steam created by the facility may also result in insufficient revenues generated by the corporate operator as will an increase in its operating costs. Finally there may be technological risks that become apparent in the long run that are not presently apparent because of the relatively short history of these facilities which risks may involve the successful construction or operation of such facilities.

    The Portfolio of the Trust may contain Securities of issuers in the transportation facilities category. Bonds in the transportation facilities category may be used to finance capital projects in connection with bridges, highways, airports, tunnels, bus terminals, ports or other property owned by transportation authorities. These bonds are generally payable from the income of the specific facilities, existing facilities or future sales of bonds. The risks of an investment in such bonds include a deterioration of national and regional economic conditions, including fuel availability and costs, labor and equipment costs and the nature of governmental regulations with respect to transportation, commerce, energy, safety and environmental protection. Revenue of toll facilities may be affected by lower costs of alternative modes of transportation or construction and operation in its vicinity of another transportation facility which could alter established transportation patterns. Other risks include reductions in various Federal programs and a shift in local demographic trends.

    The Portfolio of the Trust may contain Securities which are in the special tax bond category. Special tax bonds are payable from and secured by the revenues derived by a municipality from a particular tax. Special tax bonds are not secured by the general tax revenues of the municipality and they do not represent general obligations of the municipality. Therefore, the ability of the issuers of special tax bonds to pay interest and/or principal on special tax bonds may be adversely affected by the inability to collect all or part of the special tax due to various factors including: a general decline in the local economy or population, inability or failure to pay the special tax, failure to develop property backing certain special tax bonds for reasons including prohibitions or restraints on development such as failure to receive regulatory agency approval for development and fluctuations in the real estate market, a decline in the value of projects backing certain tax bonds, natural disasters or environmental hazards.

    The Portfolio of the Trust may contain Securities which are in the tax allocation bond category. These Securities are typically secured by incremental tax revenues collected on property within the areas where redevelopment projects, financed by bond proceeds are located (``project areas''). Such payments are expected to be made from projected increases in tax revenues derived from higher assessed values of property resulting from development in the particular project area and not from an increase in tax rates. Special risk considerations include: reduction of, or a less than anticipated increase in, taxable values of property in the project area, caused either by economic factors beyond the Issuer's control (such as a relocation out of the project area by one or more major property owners) or by destruction of property due to natural or other disasters; successful appeals by property owners of assessed valuations; substantial delinquencies in the payment of property taxes; or imposition of any constitutional or legislative property tax rate decrease.

    The Portfolio of the Trust may contain Securities secured in whole or in part by governmental payments, pursuant to a lease agreement, service contract, installment sale or other agreement. A governmental entity that enters into such an agreement cannot obligate future governments to make payments thereunder, but generally has covenanted to take such action as is necessary to include all such payments due under such agreement in its annual budgets and to make the appropriations therefor. However, a budgetary imbalance in future fiscal years could affect the ability and willingness of the governing legislative body to appropriate, and the availability of monies to make, the payments provided for under such agreement. The failure of a governmental entity to meet its obligations under such an agreement could result in an insufficient amount of funds to cover the debt service on the Securities.

    The Portfolio of the Trust may contain Securities in the certificates of participation category. Each certificate represents an undivided and proportionate interest in lease or installment purchase payments to be made by governmental entities (which are the participants) to a third party for the use and possession or acquisition of a particular project or equipment. Each payment is divided into an interest portion and a principal portion, the interest portion of which constitutes tax-exempt interest in the opinion of special counsel retained in connection with the issue. The third party assigns its rights to the payments to a trustee for the benefit of the certificate holders. The amounts paid to the trustee by the participants are used to make the payments of principal and interest due with respect to the certificates. The obligation of a participant to make the payments does not constitute an obligation for which the participant is obligated to levy or pledge any form of taxation.

    The Portfolio of the Trust may contain obligations of issuers located in the Commonwealth of Puerto Rico. The ability of the issuers of such bonds to meet their obligations may be affected by the economic and social problems facing Puerto Rico. Unemployment in Puerto Rico remains high by United States standards. The island's per capita personal income has been lower than in any state of the United States. Transfer payments from the United States Government under various social welfare programs (such as food stamps, social security and veterans' benefits) contribute significantly to personal income.

    The economy of Puerto Rico is closely integrated with that of the mainland United States and is largely dependent for its development on U.S. policies and programs that could be eliminated by the U.S. Congress. Aid for Puerto Rico's economy has traditionally depended heavily on Federal programs which may not always be available. An adverse effect on the Puerto Rican economy could result from other U.S. policies, including a reduction of tax benefits for distilled products, further reduction in transfer payment programs such as food stamps, curtailment of military spending and policies which could lead to a stronger dollar. Growth in the Puerto Rican economy will depend on several factors including the state of the U.S. economy.

    The Puerto Rican economy consists principally of manufacturing (pharmaceuticals, scientific instruments, computers, microprocessors, medical products, textiles and petrochemicals), agriculture (largely sugar), tourism and the service sector (including finance, insurance, and real estate). Since Puerto Rico is an island and is heavily dependent upon imports and exports, maritime and air transportation are of basic importance to its economy. The manufacturing and service sectors generate the largest portion of gross product. Most of the island's manufacturing output is shipped to the mainland United States, which is also the chief source of semi-finished manufactured articles on which further manufacturing operations are performed in Puerto Rico. The finance, insurance and real estate components of this sector have recently experienced the most growth. The level of tourism is affected by various factors, including the strength of the U.S. dollar. During periods when the dollar is strong, tourism in foreign countries becomes relatively more attractive.

    The government sector of the Commonwealth plays an important role in the economy of the island. Since World War II, the economic importance of agriculture for Puerto Rico, particularly in the dominance of sugar production, has declined. Nevertheless, the Commonwealth-controlled sugar monopoly remains an important economic factor and is largely dependent upon Federal maintenance of sugar prices, the discontinuation of which could severely affect Puerto Rican sugar production.

    The Puerto Rican economy is affected by a number of Commonwealth and Federal investment incentive programs. For example, Section 936 of the Internal Revenue Code generally provides deferral of Federal income taxes for U.S. companies operating on the island until profits are repatriated. No assessment can be made as to whether or not Section 936 and other incentive programs will be continued. It is expected that the elimination of Section 936, if it occurred, would have a strongly negative impact on Puerto Rico's economy.

    There have for many years been two major viewpoints in Puerto Rico with respect to the island's relationship to the United States, one essentially favoring the existing commonwealth status (but with modifications providing for greater local autonomy), and the other favoring statehood. A third viewpoint favors independence from the United States. The Sponsor cannot predict what effect, if any, a change in the relationship between Puerto Rico and the United States would have on the issuers' ability to meet their obligations.

    Each Trust consists of the Securities listed under Part A--``Schedule of Portfolio Securities'' herein, as long as such Securities may continue to be held from time to time in the Trust (including certain securities deposited in the Trust in exchange or substitution for any Securities pursuant to the Indenture) together with accrued and undistributed interest thereon and undistributed and uninvested cash realized from the disposition of Securities. BECAUSE CERTAIN OF THE SECURITIES FROM TIME TO TIME MAY BE REDEEMED OR WILL MATURE IN ACCORDANCE WITH THEIR TERMS OR MAY BE SOLD UNDER CERTAIN CIRCUMSTANCES DESCRIBED HEREIN, NO ASSURANCE CAN BE GIVEN THAT THE TRUST WILL RETAIN FOR ANY LENGTH OF TIME ITS PRESENT SIZE AND COMPOSITION. THE TRUSTEE HAS NOT PARTICIPATED IN THE SELECTION OF SECURITIES FOR THE TRUST, AND NEITHER THE SPONSOR NOR THE TRUSTEE WILL BE LIABLE IN ANY WAY FOR ANY DEFAULT, FAILURE OR DEFECT IN ANY SECURITIES.

    To the best knowledge of the Sponsor, there was no material litigation pending as of the Date of Deposit in respect of any Securities which might reasonably be expected to have a material adverse effect upon the Trust. At any time after the Date of Deposit, litigation may be initiated on a variety of grounds with respect to Securities in the Trust. Such litigation may affect the validity of such Securities or the tax-free nature of the interest thereon. Although the outcome of litigation of such nature cannot be predicted, opinions of bond counsel are delivered with respect to each Security on the date of issuance to the effect that such Security has been validly issued and that the interest thereon is exempt from Federal income tax under then existing law. If legal proceedings are instituted after the Date of Deposit seeking, among other things, to restrain or enjoin the payment of principal or interest on any of the Securities or attacking their validity or the authorization or existence of the issuer, the Sponsor may, in accordance with the Indenture, direct the Trustee to sell such Securities and distribute the proceeds of such sale to Unit Holders. In addition, other factors may arise from time to time which potentially may impair the ability of issuers to meet obligations undertaken with respect to Securities (e.g., state legislative proposals or voter initiatives to limit ad valorem real property taxes).

    Under the Federal Bankruptcy Code, political subdivisions, public agencies or other instrumentalities of any state (including municipalities) which are insolvent or unable to meet their debts as they mature and which meet certain other conditions may file a petition in Federal bankruptcy court. Generally, the filing of such a petition operates as a stay of any proceeding to enforce a claim against the debtor. The Federal Bankruptcy Code also requires the debtor to file a plan for the adjustment of its debts which may modify or alter the rights of creditors. Under such a plan the Federal bankruptcy court may permit the debtor to issue certificates of indebtedness which have priority over existing creditors and which could be secured. Any plan of adjustment confirmed by the court must be approved by the requisite majorities of creditors of different classes. If confirmed by the bankruptcy court, the plan would be binding upon all creditors affected by it. The Sponsor is unable to predict the effect these bankruptcy provisions may have on the Trust.

    Most of the Securities are subject to redemption prior to their stated maturity dates pursuant to optional refunding redemption and/or sinking fund provisions. In general, optional refunding redemption provisions are more likely to be exercised when the evaluation of a Security is at a premium over par than when it is at a discount from par. Generally, the evaluation of Securities will be at a premium over par when market interest rates fall below the coupon rate on such Securities. In addition, certain Securities may be redeemed in whole or in part other than by operation of the stated redemption or sinking fund provisions under certain unusual or extraordinary circumstances specified in the instruments setting forth the terms and provisions of such Securities. The redemption of a Security at par may result in a loss to the Trust. See Part A--``Schedule of Portfolio Securities'' for those Securities in the Portfolio of a Trust which as of the date of such schedule were evaluated in excess of par. Certain Securities in the Portfolio may be subject to sinking fund provisions during the life of a Trust. Such provisions are designed to redeem a significant portion of an issue of Securities gradually over the life of such issue. Particular bonds of an issue of Securities to be redeemed are generally chosen by lot. The ``Schedule of Portfolio Securities'' herein contains a listing of the optional refunding and sinking fund redemption provisions, if any, with respect to each of the Securities.

    BECAUSE THE REDEMPTION PRICE AND THE SPONSOR'S REPURCHASE PRICE ARE BASED ON BID PRICES FOR THE SECURITIES, THEY MAY BE LESS THAN THE PRICE PAID BY A UNIT HOLDER PURCHASING IN THE PRIMARY MARKET (OFFERING PRICES ARE NORMALLY HIGHER THAN BID

PRICES). DUE TO FLUCTUATIONS IN THE MARKET PRICE OF THE SECURITIES IN THE PORTFOLIO AND THE FACT THAT THE PUBLIC OFFERING PRICE INCLUDES A SALES CHARGE, AMONG OTHER FACTORS, THE AMOUNT REALIZED BY A UNIT HOLDER UPON THE REDEMPTION OR SALE OF UNITS MAY BE LESS THAN THE PRICE PAID FOR SUCH UNITS BY THE HOLDER. (SEE ``RIGHTS OF UNIT HOLDERS--REDEMPTION--COMPUTATION OF REDEMPTION PRICE PER UNIT,'' HEREIN.)

    Unit Holders of a Trust not designated as Insured should omit the following and continue with ``Objectives and Securities Selection.'' All of the Securities in any Series not identified as insured are not insured and the following section ``Insurance on the Securities in the Portfolio of an Insured Trust'' is inapplicable to such Series.

Insurance on the Securities in the Portfolio of an Insured Trust

    Certain of the Securities in an Insured Trust are insured to maturity by AMBAC, CapMAC, ConnieLee, FSA, MBIA, MBIAC, BIGID and/or Financial Guaranty (the ``Insurance Companies'') at the cost of the issuer of such Security and the remainder of the Securities are insured by Financial Guaranty under a Portfolio Insurance policy obtained by such Insured Trust (see Part A--``Portfolio Summary as of Date of Deposit'' for the percentage of the Securities in a Trust insured by insurance obtained by the issuer and the percentage for which a Trust purchased Portfolio Insurance). The respective insurance policies are noncancellable and, except in the case of any Portfolio Insurance, will continue in force so long as Securities are outstanding and the insurers remain in business. The insurance policies guarantee the scheduled payment of principal and interest on the Securities but do not guarantee the market value of the Securities covered by each policy or the value of the Units. The value of any insurance obtained by the issuer of a Security is reflected and included in the market value of such Security. In the event the issuer of an insured Security defaults in payment of interest or principal the insurance company insuring the Security will be required to pay to the Trustee any interest or principal payments due. Payment under the insurance policies is to be made in respect of principal of and interest on Securities covered thereby which becomes due for payment but is unpaid. Each such policy provides for payment of the defaulted principal or interest due to a trustee or paying agent. In turn, such trustee or paying agent will make payment to the bondholder (in this case, the Trustee) upon presentation of satisfactory evidence of such bondholder's right to receive such payment. The single premium for any insurance policy or policies obtained by an issuer of Securities has been paid in advance by such issuer and any such policy or policies are noncancellable and will continue in force so long as the Securities so insured are outstanding. Insurance is not a substitute for the basic credit of an issuer, but supplements the existing credit and provides additional security. Contracts to purchase Securities are not covered by insurance although Securities underlying such contracts are covered by insurance upon physical delivery to the Trust.

A description of each of the insurers follows:

   AMBAC Indemnity Corporation

    AMBAC Indemnity Corporation (``AMBAC Indemnity'') is a Wisconsin-domiciled stock insurance company, regulated by the Office of the Commissioner of Insurance of the State of Wisconsin. Such regulation, however, is no guarantee that AMBAC Indemnity will be able to perform on its contracts of insurance in the event a claim should be made thereunder at some time in the future. AMBAC Indemnity is licensed to do business in 50 states, the District of Columbia and the Commonwealth of Puerto Rico, with admitted assets of approximately $2,440,000,000 (unaudited) and statutory capital of approximately $1,387,000,000 (unaudited) as of March 31, 1996. Statutory capital consists of statutory contingency reserve and AMBAC Indemnity's policyholders' surplus. AMBAC Indemnity is a wholly owned subsidiary of AMBAC, Inc., a 100% publicly-held company. Moody's Investors Service, Inc., Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc., and Fitch Investors Service, LP have each assigned a triple-A claims-paying ability rating to AMBAC Indemnity. The address of the administrative offices of AMBAC Indemnity is One State Street Plaza, New York, New York 10004.

   Capital Markets Assurance Corporation

    Capital Markets Assurance Corporation (``CapMAC'') is a New York-domiciled monoline stock insurance company which engages only in the business of financial guarantee and surety insurance. CapMAC is licensed in 50 states in addition to the District of Columbia, the Commonwealth of Puerto Rico and the territory of Guam. CapMAC insures structured asset-backed, corporate, municipal and other financial obligations in the U.S. and international markets. CapMAC also provides financial guarantee reinsurance for structured asset-backed, corporate, municipal and other financial obligations written by other major insurance companies. CapMAC is wholly owned by CapMAC Holdings Inc.
------------
D Securities originally insured by BIGI have been reinsured by MBIAC pursuant to reinsurance agreements.

(``Holdings''). Neither CapMAC Holdings Inc. nor any of its stockholders is obligated to pay any claims under any surety bond issued by CapMAC or any debts of CapMAC or to make additional capital contributions. As of June 30, 1996 and December 31, 1995, CapMAC had statutory capital (policy holders surplus and contingency reserve) of $250.2 million and $239.9 million, respectively. CapMAC's claims-paying ability is rated triple-A by Moody's Investors Service, Inc., Standard & Poor's Ratings Services, A Division of The McGraw-Hill Companies, Inc., and Duff & Phelps Credit Rating Co., and Nippon Investors Service, Inc., a Japanese rating agency. Such ratings reflect only the views of the respective ratings agencies, are not recommendations to buy, sell or hold securities and are subject to revision or withdrawal at any time by such rating agencies. The address of CapMAC is 885 Third Avenue, New York, New York 10022.

   Connie Lee Insurance Co.

    Connie Lee Insurance Co. (``ConnieLee''), a Wisconsin stock insurance company, is a wholly owned subsidiary of the College Construction Loan Insurance Association, an insurance holding company authorized and established by Congress as a private corporation under the laws of the District of Columbia. The legislation establishing the company stipulated that it provide a mix of direct insurance and reinsurance business to issuers incurring debt obligations for an ``educational facilities purpose.'' The enabling legislation calls for ConnieLee to provide credit enhancement services to colleges, universities, teaching hospitals, and other educational institutions. As of March 31, 1996 policyholders' surplus (unaudited) was $111,462,000, stockholders' equity (unaudited) was $161,352,000 and total assets (unaudited) were $258,462,000. Standard & Poor's Ratings Services, A Division of The McGraw-Hill Companies, Inc., has rated the claims-paying ability of ConnieLee ``AAA.'' The address of ConnieLee is 2445 M Street, N.W., Washington, D.C. 20037.

   Financial Security Assurance

    Financial Security Assurance (``FSA'') is a monoline insurance company incorporated in 1984 under the laws of the State of New York. Financial Security is a wholly owned subsidiary of Financial Security Assurance Holdings Ltd. (``Holdings''), a New York Stock Exchange listed company. Major shareholders of Holdings include Fund American Enterprises Holdings, Inc., US West Capital Corporation and The Tokio Marine and Fire Insurance Co., Ltd. No shareholder of Holdings is obligated to pay any debt of FSA or any claim under any insurance policy issued by FSA or to make any additional contribution to the capital of FSA. FSA is licensed to engage in financial guaranty insurance business in all 50 states, the District of Columbia and Puerto Rico.

    FSA and its subsidiaries are engaged in the business of writing financial guaranty insurance, principally in respect of securities offered in domestic and foreign markets. FSA and its subsidiaries principally insure asset-backed, collateralized and municipal securities. Financial Security insures both newly issued securities sold in the primary market and outstanding securities sold in the secondary market that satisfy Financial Security's underwriting criteria.

    Pursuant to an intercompany agreement, liabilities on financial guaranty insurance written or reinsured from third parties by FSA or either of its subsidiaries are reinsured among such companies on an agreed-upon percentage substantially proportional to their respective capital, surplus and reserves, subject to applicable statutory risk limitations. In addition, FSA reinsures a portion of its liabilities under certain of its financial guaranty insurance policies with other reinsurers under various quota share treaties and on a transaction-by-transaction basis. Such reinsurance is utilized by FSA as a risk management device and to comply with certain statutory and rating agency requirements; it does not alter or limit FSA's obligations under any financial guaranty insurance policy.

    On December 20, 1995, Capital Guaranty Corporation merged with a subsidiary of Financial Security Assurance Holdings Ltd. In connection with such merger,
(i) CGIC, the principal operating subsidiary of Capital Guaranty Corporation, became a wholly-owned subsidiary of FSA, the principal operating subsidiary of Financial Security Assurance Holdings Ltd., and (ii) the corporate name of CGIC was changed to Financial Security Assurance of Maryland Inc.

    As of June 30, 1996, the unearned premium reserve of FSA was $351,180,000 (unaudited) and its total shareholder's equity was $785,072,000 (unaudited). FSA's claims-paying ability is rated ``Aaa'' by Moody's Investors Service, Inc. and ``AAA'' by Standard & Poor's Corporation. The principal executive offices of Financial Security are located at 350 Park Avenue, New York New York 10022.

   MBIA

    The insurance companies comprising MBIA and their respective percentage liabilities are as follows: The Aetna Casualty and Surety Company, (33%); Fireman's Fund Insurance Company, (30%); The Travelers Indemnity Company, (15%); Cigna Property and Casualty Company, (12%); and The Continental Insurance Company, (10%). As a several obligor, each such insurance company will be obligated only to the extent of its percentage of any claim under the MBIA policy and will not be obligated to pay any unpaid obligation of any other member of MBIA. Each insurance company's participation is backed by all of its assets. However, each insurance company is a multiline insurer involved in several lines of insurance other than municipal bond insurance, and the assets of each insurance company also secure all of its other insurance policy and surety bond obligations. The total New York statutory assets of the participating insurance companies as of March 31, 1995 was $35,133,937,000, the statutory liabilities were $28,100,583,000 and policyholder's surplus was $7,033,354,000. Standard & Poor's Corporation rates all new issues insured by MBIA ``AAA'' and Moody's Investors Service rates all bond issues insured by MBIA ``Aaa''. The address of MBIA is 113 King Street, Armonk, New York 10504.

   MBIAC

    MBIAC (MBIA Insurance Corporation ``MBIAC'') is the principal operating subsidiary of MBIA, Inc. Neither MBIA, Inc. nor its shareholders are obligated to pay the debts of or claims against MBIAC. MBIAC is a limited liability corporation rather than a several liability association. MBIAC is domiciled in the State of New York and licensed to do business in all 50 states, the District of Columbia and the Commonwealth of Puerto Rico.

    As of March 31, 1996, MBIAC had admitted assets (unaudited) of $4.0 billion, total liabilities (unaudited) of $2.7 billion, and total capital and surplus (unaudited) of $1.3 billion, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. Standard & Poor's Ratings Services, A Division of The McGraw-Hill Companies, Inc. rates all new issues insured by MBIAC and Moody's Investors Service rates all bond issues insured by MBIAC ``AAA'' and ``Aaa,'' respectively. The address of MBIAC is 113 King Street, Armonk, New York 10504.

   Portfolio Insurance

    In an effort to protect Unit Holders against delay in payment of interest and against principal loss, insurance (``Portfolio Insurance'') may be obtained by an Insured Trust from Financial Guaranty for those Securities not insured by the issuer, guaranteeing the scheduled payment of interest and principal with respect to certain of the Securities deposited in and delivered to an Insured Trust. Any Portfolio Insurance policy obtained by an Insured Trust will be noncancellable and will continue in force so long as an Insured Trust is in existence and the securities described in the policy continue to be held by an Insured Trust (see Part A--``Schedule of Portfolio Securities'') and Financial Guaranty remains in business. As a result of any such Portfolio Insurance and any Insurance obtained by the issuer from the Insurance Companies the Units of an Insured Trust were rated AAA by Standard & Poor's Corporation as of the Date of Deposit. (See ``Bond Ratings.'') Portfolio Insurance obtained by an Insured Trust is effective only while the Securities thus insured are held in an Insured Trust.

    Insurance is not a substitute for the basic credit of an issuer, but supplements the existing credit and provides additional security therefor. If an issue is accepted for insurance, a noncancellable policy for the scheduled payment of interest and principal on the Security is issued by the Insurance Company. A single premium is paid by the issuer for Securities insured by the issuer. A monthly premium is paid by an Insured Trust for the Portfolio Insurance obtained by such Insured Trust. Upon the sale of a Security from an Insured Trust, the Trustee, pursuant to an irrevocable commitment of Financial Guaranty, has the right to obtain permanent insurance (i.e., insurance to maturity of the Security regardless of the identity of the holder thereof) (``Permanent Insurance'') with respect to such Security upon the payment of a single predetermined insurance premium from the proceeds of the sale of such Security. An Insured Trust will obtain and pay a premium for the Permanent Insurance upon the sale of a Security if the Sponsor determines that such sale will result in a net realization greater than would the sale of such Security without the purchase of such Permanent Insurance. Accordingly, any Security covered by Portfolio Insurance in an Insured Trust is eligible to be sold on an insured basis. The premium for any Permanent Insurance with respect to a Security is determined based upon the insurability of such Security as of the Date of Deposit and will not be increased or decreased thereafter. Standard & Poor's Corporation and Moody's Investors Service have rated the claims-paying ability of Financial Guaranty ``AAA'' and ``Aaa,'' respectively.

    Neither the Public Offering Price nor any evaluation of Units for purposes of repurchases or redemptions reflects any element of value for any Portfolio Insurance obtained and any Permanent Insurance obtainable by an Insured Trust unless a Security is in default in payment of principal or interest or in significant risk of such default. The value of any Permanent Insurance will be equal to the difference between (i) the market value of defaulted Securities assuming the exercise of the right to obtain Permanent Insurance (less the insurance premium attributable to the purchase of Permanent Insurance) and (ii) the market value of such defaulted Securities not covered by Permanent Insurance. In addition, the Evaluator will consider the ability of Financial Guaranty to meet its commitments under an Insured Trust's insurance policy, including the commitments to issue Permanent Insurance.

    Nonpayment of premiums on a Portfolio Insurance policy obtained by an Insured Trust will not result in the cancellation of the insurance but will permit Financial Guaranty to take action against the Insured Trust to recover premium payments due it. Premium rates for each issue of Securities protected by Portfolio Insurance obtained by an Insured Trust are fixed for the life of an Insured Trust.

    Under the provisions of a Financial Guaranty insurance policy, Financial Guaranty unconditionally and irrevocably agrees to pay to Citibank, N.A., or its successor, as its agent (the ``Fiscal Agent''), that portion of the principal of and interest on a Security which shall become due for payment but shall be unpaid by reason of nonpayment by the issuer of the Security and which has not been paid by insurance of the Security obtained by the issuer. The term ``due for payment'' means, when referring to the principal of a Security, its stated maturity date or the date on which it shall have been called for mandatory sinking fund redemption and does not refer to any earlier date on which payment is due by reason of call for redemption (other than by mandatory sinking fund redemption), acceleration or other advancement of maturity. When used in reference to interest on a Security, the term ``due for payment'' means the stated date for payment of interest. When, however, the interest on a Security shall have been determined (as provided in the underlying documentation relating to such Security) to be subject to Federal income taxation, the term ``due for payment'' also means, (i) when referring to the principal of such Security, the date on which such Security has been called for mandatory redemption as a result of such determination of taxability, and (ii) when referring to interest on such Security, the accrued interest at the rate provided in such documentation to the date on which such Security has been called for such mandatory redemption, together with any applicable redemption premium.

    Financial Guaranty will make any such payments to the Fiscal Agent on the date such principal or interest becomes due for payment or on the business day next following the day on which Financial Guaranty shall have received notice of nonpayment, whichever is later. The Fiscal Agent will disburse to the Trustee the face amount of principal and interest which is then due for payment but is unpaid by reason of nonpayment by the issuer but only upon receipt by the Fiscal Agent of (i) evidence of the Trustee's right to receive payment of the principal or interest due for payment and (ii) evidence, including any appropriate instruments of assignment, that all of the rights to payment of such principal or interest due for payment shall thereupon vest in Financial Guaranty. Upon any such disbursement, Financial Guaranty shall become the owner of the Security, appurtenant coupon or right to payment of principal or interest on such Security, and shall succeed to all of the Trustee's rights thereunder, including the right to payment thereof.

    In determining whether to insure bonds, Financial Guaranty applies its own standards which are not necessarily the same as the criteria used in regard to the selection of bonds by the Sponsor. Financial Guaranty's determination to issue insurance with respect to a bond is made prior to or on the date of deposit of a bond in an Insured Trust. Any Portfolio Insurance obtained by an Insured Trust covers certain Securities deposited in an Insured Trust and physically delivered to the Trustee or a custodian for an Insured Trust in the case of bearer bonds or registered in the name of the Trustee or its nominee or delivered along with an assignment in the case of registered bonds, or registered in the name of the Trustee or its nominee in the case of Securities held in book-entry form. Contracts to purchase Securities are not covered by insurance obtained by an Insured Trust although Securities underlying such contracts are covered by insurance upon physical delivery to the Trust.

    Insurance obtained by an Insured Trust or by the Security issuer does not guarantee the market value of the Securities or the value of the Units. Any Portfolio Insurance obtained by an Insured Trust is effective only as to Securities owned by and held in such Insured Trust. In the event of a sale of any such Security by the Trustee, the Portfolio Insurance terminates as to such Security on the date of sale but the Trustee may exercise the right to obtain Permanent Insurance with respect to the Security upon the payment of an insurance premium from the proceeds of the sale of such Security. Except as indicated below, Portfolio Insurance obtained by an Insured Trust has no effect on the price or redemption value of Units. The Evaluator will attribute a value to the Portfolio Insurance obtained by an Insured Trust (including the right to obtain Permanent Insurance) for the purpose of computing the price or redemption value of Units only if the Securities covered by such insurance are in default in payment of principal or interest or, in the Sponsor's opinion, in significant risk of such default. (See ``Public Offering of Units--Public Offering Price.'') Insurance obtained by the issuer of a Security is effective so long as such Security is outstanding. Such insurance may be considered to represent an element of market value in regard to the Securities thus insured.

    A contract of Portfolio Insurance relating to an Insured Trust and the negotiations in respect thereof represent the only relationship between Financial Guaranty and the Trust. Otherwise neither Financial Guaranty nor its parent, FGIC Corporation, or any affiliate thereof has any significant relationship, direct or indirect, with a Trust or the Sponsor, except that the Sponsor has in the past and may from time to time in the future, in the normal course of its business, participate as sole underwriter or as manager or as a member of underwriting syndicates in the distribution of new issues of municipal bonds in which the investors or the affiliates of FGIC Corporation have or will be participants or for which a policy of insurance guaranteeing the scheduled payment of interest and principal has been obtained from Financial Guaranty. Neither an Insured Trust nor the Units nor the Portfolio is insured directly or indirectly by FGIC Corporation.

    The purpose of any Portfolio Insurance obtained by an Insured Trust is to obtain a higher yield on the Securities in the Portfolio than would be available if all the Securities in such Portfolio had the Standard & Poor's Corporation ``AAA,'' Moody's Investors Service ``Aaa'' and/or Fitch Investors Service, Inc. ``AAA'' rating(s) and, at the same time, to have the protection of Portfolio Insurance with respect to scheduled payment of interest and principal on the Securities. There is, of course, no certainty that such purpose will be realized.

   Financial Guaranty

    Financial Guaranty Insurance Company (``Financial Guaranty'') is a wholly-owned subsidiary of FGIC Corporation (the ``Corporation''), a Delaware holding company. Financial Guaranty, domiciled in the State of New York, commenced its business of providing insurance and financial guarantees for a variety of investment instruments in January 1984. The Corporation is a subsidiary of General Electric Capital Corporation. The Corporation and General Electric Capital Corporation are not obligated to pay the debts of or the claims against Financial Guaranty.

    Financial Guaranty, in addition to providing insurance for the payment of interest on and principal of municipal bonds and notes held in unit investment trust portfolios, provides insurance for all or portions of new issues of municipal bonds and notes and municipal bonds and notes held by mutual funds. Financial Guaranty expects to provide other forms of financial guaranties in the future. It is also authorized to write fire, property damage liability, workmen's compensation and employer's liability and fidelity and surety insurance. As of March 31, 1996, the total capital and surplus of Financial Guaranty was approximately $1,032,675,000 as reported to the State of New York Insurance Department. Although the Sponsor has not undertaken an independent investigation of Financial Guaranty, the Sponsor is not aware that the information herein is inaccurate or incomplete.

    Financial Guaranty is currently licensed or otherwise authorized to provide insurance in all 50 states and the District of Columbia, files reports with state insurance regulatory agencies and is subject to audit and review by such authorities. Financial Guaranty is also subject to regulation by the State of New York Insurance Department. Such regulation, however, is no guarantee that Financial Guaranty will be able to perform on its commitments or contracts of insurance in the event claims should be made thereunder at some time in the future. Fitch Investors Service, Inc., Standard & Poor's Ratings Services, A Division of The McGraw-Hill Companies, Inc. and Moody's Investors Service have rated the claims paying ability of Financial Guaranty ``AAA,'' ``AAA'' and ``Aaa,'' respectively. The address of Financial Guaranty is 115 Broadway, New York, New York 10006.

    The information relating to the above referenced insurers has been furnished by publicly available sources including the respective issuers. The financial information contained herein with respect to Financial Guaranty is unaudited but appears in reports or other materials filed with state insurance regulatory authorities and is subject to audit and review by such authorities. No representation is made herein as to the accuracy or adequacy of such information or as to the absence of material adverse changes in such information subsequent to the date thereof, but the Sponsor is not aware that the information herein is inaccurate or incomplete.

    Because the Securities in an Insured Trust are insured by the Insurance Companies as to the scheduled payment of principal and interest and on the basis of the financial condition and the method of operation of the Insurance Companies, Standard & Poor's Corporation has assigned a ``AAA'' investment rating to Units of an Insured Trust. This is the highest rating assigned to securities by Standard & Poor's Corporation. (See ``Bond Ratings.'') The obtaining of this rating by an Insured Trust should not be construed as an approval of the offering of the Units by Standard & Poor's Corporation or as a guarantee of the market value of an Insured Trust or the Units. Standard & Poor's Corporation has indicated that this rating is not a recommendation to buy, hold or sell Units nor does it take into account the extent to which expenses of an Insured Trust or sales by an Insured Trust of Securities for less than the purchase price paid by an Insured Trust will reduce payment to Unit Holders of the interest and principal required to be paid on the insured

Securities. There is no guarantee that the ``AAA'' investment rating with respect to the Securities or Units will be maintained.

Objectives and Securities Selection

    The objectives of each Trust are the providing of interest income which, in the opinion of counsel is, under existing law, excludable from gross income for Federal income tax purposes through investment in a fixed portfolio consisting primarily of investment grade long-term (or intermediate term if so designated in Part A or with maturities as designated in Part A) state, municipal and public authority debt obligations, and the conservation of capital and, in the case of a Trust with a deferred sales charge feature ``DSC,'' the payment of the DSC from the interest payments, if any, on, and the principal paid at the maturity of the Securities deposited to pay the DSC. There is, of course, no guarantee that a Trust's objectives will be achieved.

    The Prudential Insurance Company of America, the indirect parent of the Sponsor, or a division or subsidiary thereof (collectively, ``Prudential'') has selected and negotiated for the Securities purchased by the Sponsor. In selecting Securities for a Trust, Prudential considered factors established by the Sponsor including, among others, the following: (a) ratings as of the Date of Deposit in the category of ``BBB'' or better by Standard & Poor's Corporation or ``Baa'' or better by Moody's Investors Service or ``BBB'' or better by Fitch Investors Service, Inc. (see ``Bond Ratings'') or comparable credit characteristics in the opinion of Prudential, (b) maturities or mandatory payment dates consistent with the life and objectives of a Trust, (c) yields of the Securities relative to other securities of comparable quality and maturity,
(d) the availability and cost of, rating of the claims paying ability of an insurer of, insurance of the scheduled payment of principal and interest, when due, on the Securities in an Insured Trust, and (e) diversification of the Securities as to purpose and location of Issuer (purpose only in the case of State Trusts).

    Prudential, for selecting and negotiating the purchase of the Securities, will receive from the Sponsor a fee based on the face amount of Securities selected and a portion of the Sponsor's net profit on the Date of Deposit.

    The Trust may contain Securities which were acquired through the Sponsor's participation as sole underwriter or manager or as a member of the underwriting syndicate for such Securities. (See Part A--``Portfolio Summary.'') An underwriter typically purchases securities, such as the Securities in each Trust, from the issuer on a negotiated or competitive bid basis in order to market such securities to investors at a profit.

    The yields on Securities of the type deposited in each Trust are dependent on a variety of factors, including interest rates, general conditions of the municipal bond market, size of a particular offering, the maturity of the obligation and rating of the issue. The ratings represent the opinions of the rating organizations as to the quality of the securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, coupon and rating may have different yields, while securities of the same maturity and coupon with different ratings may have the same yield.

Estimated Annual Income Per Unit

    On a recent date the Estimated Net Annual Income per Unit of the Trust was the amount set forth above under Part A--``Summary of Essential Information.'' This figure is computed by dividing the aggregate net annual interest income (i.e., less estimated annual fees and expenses of the Sponsor, the Trustee, counsel and the Evaluator), ignoring any original issue discount, by the number of Units outstanding. Thereafter, the net annual interest income per Unit for the Trust will change whenever Securities mature, are redeemed or are sold, or as the expenses of the Trust change. The fees of the Trustee, the Sponsor, counsel and the Evaluator are subject to change without the consent of Unit Holders, to the extent provided under ``Expenses and Charges.''

    Interest on the Securities, less estimated expenses of the Trust, is expected to accrue at the daily rate shown under Part A--``Summary of Essential Information.'' This rate will change as Securities mature, are redeemed or are sold, or as the expenses of the Trust change.

    The Public Offering Price will vary due to fluctuations in the offering and/or bid prices of the Securities and the net annual interest income per Unit may change as Securities mature, are redeemed or are sold or as the expenses of the Trust change.

                                   TAX STATUS

    In the opinion of bond counsel to the issuing governmental authorities, interest income on the Securities comprising the Portfolio of the Trust is (except in certain instances depending upon the Unit Holder, as described below) exempt from Federal income tax under the provisions of the Internal Revenue Code as in effect at the date of issuance. In the case of Securities issued at a time when the 1954 Code was in effect, redesignation of the Code as the Internal Revenue Code of 1986 (the ``Code'' or the ``1986 Code'') has not adversely affected the exemption from Federal income tax of interest income on such Securities. Gain (exclusive of any earned original issue discount) realized on sale or redemption of the Securities or on sale of a Unit is, however, includible in gross income for Federal income tax purposes and for state and local income tax purposes generally. (It should be noted in this connection that such gain does not include any amounts received in respect of accrued interest.) Such gain may be capital gain or ordinary income and if capital gain may be long or short-term depending upon the facts and circumstances. Securities selling at market discount tend to increase in market value as they approach maturity when the principal amount is payable, thus increasing the potential for taxable gain on their maturity, redemption or sale.

    In the opinion of Messrs. Cahill Gordon & Reindel, special counsel for the Sponsor, under existing law:

        The Trust is not an association taxable as a corporation for Federal income tax purposes, and interest on an underlying Security which is exempt from Federal income tax under the Code when received by the Trust will retain its status as tax exempt interest for Federal income tax purposes to the Unit Holders.

        Each Unit Holder will be considered the owner of a pro rata portion of the Trust's assets under Sections 671-678 of the Code. Each Unit Holder will be considered to have received a pro rata share of interest derived from the Trust's assets when it is received by the Trust and each Unit Holder will have a taxable event when an underlying Security is disposed of (whether by sale, exchange, redemption, or payment at maturity) or when the Unit Holder redeems or sells Units. The total tax cost of each Unit will equal the cost of Units (including the up-front sales charge) plus the amount of organizational expenses borne by the Unit Holder and the portion of the deferred sales charge paid from interest on the DSC Payment Securities. The total tax cost of each Unit to a Unit Holder is allocated among each of the underlying Securities (in accordance with the proportion of the Trust's assets comprised by each Security) in order to determine the Unit Holder's per Unit tax cost for each Security, and the tax cost reduction requirements of the Code relating to amortization of bond premium will apply separately to the per Unit tax cost of each Security. Therefore, under some circumstances a Unit Holder may realize taxable gains when Units are sold or redeemed for an amount equal to or less than the Unit Holder's original cost. The relevant tax reporting forms sent to Unit Holders will reflect the actual amount paid to them net of any deferred sales charge. Accordingly, Unit Holders should not increase the total cost for their Units by the amount of the principal of DSC Payment Securities used to pay a portion of the deferred sales charge.

        When a contract to acquire an underlying Security is settled after the Unit Holder's settlement date for a Unit, the Unit Holder's proportionate share of the interest accrued on the underlying Security on the Security settlement date will exceed the portion of the purchase price that was allocable to interest accrued on the Unit settlement date. A Unit Holder will not be subject to Federal income tax on the Unit Holder's proportionate share of the interest which accrues during the period between the Unit settlement date and the Security settlement date either when such interest is received by the Trust or when it is distributed to the Unit Holder.

    Under the income tax laws of the State and City of New York, the income of the Trust will be treated as the income of its Unit Holders.

    If the proceeds received by the Trust upon the sale or redemption of an underlying Security exceed a Unit Holder's adjusted tax cost allocable to the Security disposed of, that Unit Holder will realize a taxable gain to the extent of such excess. Conversely, if the proceeds received by the Trust upon the sale or redemption of an underlying Security are less than a Unit Holder's adjusted tax cost allocable to the Security disposed of, that Unit Holder will realize a loss for tax purposes to the extent of such difference.

    Any gain recognized on a sale or exchange of a Unit Holder's pro rata interest in a Security, and not constituting a realization of accrued ``market discount,'' and any loss will be a capital gain or loss, except in the case of a dealer or financial institution. Gain realized on the disposition of the interest of a Unit Holder in a market discount Security is treated as ordinary income to the extent the gain does not exceed the accrued market discount. A Unit Holder has an interest in a market discount Security in a case in which the tax cost for the Unit Holder's pro rata interest in the Security is less than the stated redemption price thereof at maturity (or the issue price plus original issue discount accrued up to the acquisition date, in the case of an original issue discount Security). If the market discount is less than .25% of the stated redemption price of the Security at maturity multiplied by the number of complete years to maturity, the market discount shall be considered to be zero. Any capital gain or loss arising from the disposition of a Unit Holder's pro rata interest in a Security will be a long-term capital gain or loss if the Unit Holder has held his or her Units and the Trust has held the Security for more than one year. Under the Code, net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) of individuals, estates and trusts is subject to a maximum nominal tax rate of 28%. Such net capital gain may, however, result in a disallowance of itemized deductions and/or affect a personal exemption phase-out.

    Opinions relating to the validity of the underlying Securities and the exemption of interest thereon from Federal income tax are rendered by bond counsel to the issuing governmental authorities. It is the view of The Prudential Investment Corporation, which is an affiliate of the Sponsor, that interest on the Securities will not be a tax preference item unless otherwise indicated on the ``Schedule of Portfolio Securities'' as Securities the interest on which is in the opinion of bond counsel, treated as a tax preference item for alternative minimum tax purposes. See ``Schedule of Portfolio Securities.'' Neither the Sponsor nor its counsel have made any review of proceedings relating to the issuance of underlying Securities or the bases for bond counsel's opinions or the view of The Prudential Investment Corporation, the Sponsor's affiliate. The Sponsor and its counsel are, however, aware of nothing which would indicate to the contrary.

    Furthermore, exemption of interest on a Security from regular income tax requires that the issuer of the Security (or other user of the Security proceeds) meet certain ongoing compliance requirements. Failure to meet these requirements could result in loss of the exemption and such loss of exemption could apply retroactively from the date of issuance. A Security may provide that if a loss of exemption is determined to have occurred, the Security is immediately due and payable; and, in the case of a secured Security, that the security can be reached if the Security is not then paid. If such a loss of exemption were to occur and the Security did not contain such an acceleration clause, or if the acceleration did not in fact result in payment of the Security, the affected Security would likely be sold as a taxable bond. Sale of a Security as a taxable bond would likely result in a realization of proceeds less than the cost of the Security.

    In the case of certain of the underlying Securities comprising the Portfolio of the Trust, the opinions of bond counsel indicate that although interest on such underlying Securities is generally exempt from Federal income tax, such underlying Securities are ``industrial development bonds'' under the 1954 Code or ``private activity bonds'' under the 1986 Code as those terms are defined in the relevant Code provisions, and interest on such underlying Securities will not be exempt from Federal income tax for any period during which such underlying Securities are held by a ``substantial user'' of the facilities financed by the proceeds of such underlying Securities (or a ``related person'' to such a ``substantial user''). In the opinion of Messrs. Cahill Gordon & Reindel, interest attributable to such underlying Securities (although not subject to Federal income tax to the Trust), if received by the Trust for the account of a Unit Holder who is such a ``substantial user'' or ``related person,'' will be taxable (i.e., not tax exempt) to the same extent as if such underlying Securities were held directly by the Unit Holder as owner. No investigation as to the users or of the facilities financed by the underlying Securities has been made by the Sponsor or its counsel. Investors should consult their tax counsel for advice with respect to the effect of these provisions on their particular tax situations.

    In the case of an Insured Trust, assuming that the insurance policies and any related agreements described in ``Insurance on the Securities in the Portfolio of an Insured Trust'' have been validly issued, are of standard form with respect to subrogation and do not relieve the issuer of the Security of its obligations thereunder, and provided that, at the time such policies are purchased, the amounts paid for such policies are reasonable, customary and consistent with the reasonable expectation that the issuer of the Securities, rather than the insurer, will pay debt service on the Securities, Messrs. Cahill Gordon & Reindel are of the opinion that proceeds received under the insurance policies representing matured interest on a defaulted obligation will be excludable from Federal gross income if, and to the same extent, such interest would have been so excludable if paid by the issuer of such defaulted obligation.

    Persons in receipt of Social Security benefits should be aware that a portion of such Social Security benefits may be includible in gross income. For a taxpayer whose modified adjusted gross income plus one-half of his or her Social Security benefits does not exceed $34,000 ($44,000 for married taxpayers filing a joint return), the includible amount is the lesser of (i) one-half of the Social Security benefits or (ii) one-half of the amount by which the sum of ``modified adjusted gross income'' plus one-half of the Social Security benefits exceeds $25,000 in the case of unmarried taxpayers and $32,000 in the case of married taxpayers filing a joint return. All other taxpayers receiving Social Security benefits are required to include up to 85% of their Social Security benefits in income.

    Modified adjusted gross income is adjusted gross income determined without regard to certain otherwise allowable deductions and exclusions from gross income, plus tax exempt interest on municipal obligations including interest on the Securities. To the extent that Social Security benefits are includible in gross income they will be treated as any other item of gross income and therefore may be taxable.

    Investors should also consult their tax counsel for advice with respect to the effect, if any, on the tax cost of Units to a Unit Holder in cases in which a contract to acquire a Security is settled after the settlement date for such Units and the Unit Holder's proportionate share of the interest accrued on the underlying Security on the Security settlement date will exceed the portion of the purchase price allocable to interest accrued on the Unit settlement date. In such cases, the Unit Holder may have an adjustment to the tax basis in the Units for interest accruing on such Securities during the interval between purchase of Units and delivery of Securities.

    THE EXEMPTION OF INTEREST ON MUNICIPAL OBLIGATIONS FOR FEDERAL INCOME TAX PURPOSES DOES NOT NECESSARILY RESULT IN EXEMPTION UNDER ANY OTHER FEDERAL TAX LAW OR UNDER THE INCOME OR OTHER TAX LAWS OF ANY STATE OR CITY. THE LAWS OF THE SEVERAL STATES VARY WITH RESPECT TO THE TAXATION OF SUCH OBLIGATIONS. (See ``Rights of Unit Holders--Reports and Records.'')

    The Portfolio of the Trust may contain zero coupon bond(s) or one or more other Securities which were originally issued at a discount (``original issue discount''). In general, original issue discount can be defined as the difference between the price at which a Security was issued and its stated redemption price at maturity. If the original issue discount is less than .25% of the stated redemption price of the Security at maturity multiplied by the number of complete years to maturity, the original issue discount shall be considered to be zero. In the case of a Security issued before September 4, 1982, original issue discount is deemed to accrue (be ``earned'') as tax-exempt interest ratably over the period from the date of issuance of the Security to the date of maturity and is apportioned among the original holder of the obligation and subsequent purchasers in accordance with a ratio the numerator of which is the number of calendar days the obligation was owned by the holder and the denominator of which is the total number of calendar days from the date of issuance of the obligation to its date of maturity. Gain or loss upon the disposition of an original issue discount Security in a Portfolio is measured by the difference between the amount realized upon disposition of and the amount paid for such obligation. A holder is entitled, however, to exclude from gross income that portion of such gain attributable to accrued interest and the ``earned'' portion of original issue discount.

    In the case of a Security issued after September 3, 1982, original issue discount is deemed to accrue on a constant interest method which corresponds, in general, to the economic accrual of interest (adjusted to eliminate proportionately on an elapsed-time basis any excess of the amount paid for the Security over the sum of the issue price and the accrued original issue discount on the acquisition date). The tax basis in the Security is increased by the amount of original issue discount that is deemed to accrue while the Security is held. The difference between the amount realized on a disposition of the Security (ex currently accrued interest) and the adjusted tax basis of the Security will give rise to taxable gain or deductible loss upon a disposition of the Security by the Trust (or a sale or redemption of Units by a Unit Holder).

    The Code provides, generally, that adjustments to taxable income to produce alternative minimum taxable income for corporations will include 75% of the amount by which adjusted current earnings (which would include tax-exempt interest) of the taxpayer exceeds the alternative minimum taxable income of the taxpayer before any amount is added to alternative minimum taxable income because of this adjustment.

    For Federal income tax purposes, Trust expenses allocable to producing or collecting Trust interest income are not deductible because the interest income derived by the Trust is exempt from Federal income tax. A state or local income tax may provide for a deduction for the portion of such Trust expenses attributable to the production or collection of income derived by the Trust and taxed by the state or locality. The effect on any such deductions of the Code rules whereby investment expenses and other miscellaneous deductions are deductible only to the extent in excess of 2% of adjusted gross income would depend upon the law of the particular state or locality involved.

    The Code also imposes an additional 12/100% ($12.00 per $10,000) environmental tax on the alternative minimum taxable income (determined without regard to any alternative tax net operating loss deduction) of a corporation in excess of $2,000,000 for each taxable year beginning before January 1, 1996. The Clinton Administration has proposed to extend the environmental tax, most recently in the Revenue Reconciliation Bill of 1996, which was released on March 19, 1996, to taxable years after December 31, 1995 and before January 1, 2007. The bill has not been introduced in either house of Congress. The environmental tax is an excise tax and is deductible for United States Federal income tax purposes (but not for purposes of the environmental tax itself). Although the environmental tax is based on alternative minimum taxable income, the environmental tax must be paid in addition to any Federal income taxes payable by the corporation.

    From time to time proposals have been introduced before Congress the purpose of which is to restrict or eliminate the Federal income tax exemption for interest on securities similar to the Securities in the Trust or to require treatment of such interest as a ``tax preference'' for alternative minimum tax purposes, and it can be expected that similar proposals may be introduced in the future. The Trust and the Sponsor cannot predict what legislation, if any, in respect of the tax status of interest on Securities may be proposed by the Executive Branch or by members of Congress, nor can they predict which proposals, if any, might be enacted or whether any legislation if enacted would apply to the Securities in the Trust. At any time Congress may have under consideration various proposals to revise the tax system in the United States including current proposals to impose a flat tax system. Any flat tax system may have the effect of reducing or eliminating the benefit presently received in connection with the receipt of interest on municipal debt obligations as compared to the receipt of interest on other obligations. Moreover, a flat tax system, if implemented, may have an adverse effect on the value of the Securities held in the portfolio of the Trust. The Sponsor cannot predict whether a flat tax or similar system will be enacted nor can it predict the impact any such system would have on the portfolio of the Trust.

    In addition, investors should be aware that no deduction is allowed for Federal income tax purposes for interest on indebtedness incurred or continued to purchase or carry Units in the Trust. Under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of Units may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of the Units.

    All taxpayers are required to report for informational purposes on their Federal income tax returns the amount of tax-exempt interest they receive.

    State risk factors, including opinions of special State counsels with respect to certain state tax aspects of an investment in Units of a State Trust are discussed in Part C, if applicable.

New York Trust

    In the opinion of Messrs. Cahill Gordon & Reindel, special New York counsel on New York tax matters, under existing law:

        Under the income tax laws of the State and City of New York, the income of each Trust will be treated as the income of its Unit Holders.

        Interest on the underlying debt obligations which is exempt from tax under the laws of the State and City of New York when received by the New York Trust will retain its status as tax-exempt interest to its Unit Holders. (Interest on the underlying obligations in the New York Trust is, however, not excludable from income in determining the amount of the income-based (i) New York State franchise taxes on business and financial corporations or (ii) the New York City general corporation tax and the New York City financial corporation tax.) The minimum income taxes imposed by New York State and New York City on individuals, estates and trusts exclude from their taxable bases the Federal tax preference item with respect to tax-exempt interest.

        Non-residents of New York City will not be subject to the City personal income tax on gains derived with respect to their Units. Non-residents of the State will not be subject to New York State personal income tax on such gains unless the Units are employed in a business, trade or occupation carried on in New York State. A New York State or City resident should determine his basis and holding period for his Units in the same manner for New York State and City personal income tax purposes as for Federal income tax purposes.

    Investors should consult their own tax advisors with respect to the applicability of the foregoing general comments to their own particular situations and as respects state and local tax consequences of an investment in Units.

                            PUBLIC OFFERING OF UNITS

Public Offering Price

    The Public Offering Price of Units during the initial public offering period is computed by adding to the aggregate offering price of the Securities in a Trust, any money in the Principal Account other than money required to redeem tendered Units, dividing such sum by the number of Units outstanding, and then adding a sales charge of 4.75% of the

Public Offering Price (in the case of a Trust with a DSC feature, 4.9% of the offering price of the Securities subject to a sales charge plus the total sales charge (5.152% of the offering side evaluation of such Securities)) in the case of a trust composed of long term securities (4.987% of the net amount invested) or a sales charge of 3.00% of the Public Offering Price in the case of an Intermediate Term Trust (3.093% of the net amount invested) or such other sales charge as is designated in Part A. For purchases settling after the first settlement date (including purchases of Units created after the initial date of deposit) a proportionate share of accrued and undistributed interest on the Securities from such date to the settlement date for Units is also added to the Public Offering Price. After the initial public offering period the Public Offering Price of the Units will be determined by adding to the Evaluator's determination of the aggregate bid price of the Securities per Unit a sales charge as set forth under Secondary Market Sales Charge herein. A proportionate share of accrued and undistributed interest on the Securities (other than DSC Payment Securities) to the settlement date for Units purchased and of cash on hand in the Trust is also added to the Public Offering Price.

    The Public Offering Price on the date of this Prospectus or any subsequent date may vary from the Public Offering Price set forth in the Part A--``Summary of Essential Information'' in accordance with fluctuations in the evaluation of the underlying Securities in the Trust.

    The aggregate bid or offering prices of the Securities in the Trust, as is appropriate, shall be determined for the Trust by the Evaluator as of the Evaluation Time, in the following manner: (a) on the basis of current bid or offering prices for the Securities as obtained from investment dealers or brokers (including the Sponsor) who customarily deal in securities comparable to those held in the Trust, (b) if there is no market for such securities and bid or offering prices are not available, on the basis of prices for comparable securities, (c) by determining the value of the Securities on the bid or offering side of the market by appraisal, or (d) by any combination of the above. Unless a Security covered by Portfolio Insurance is in default in payment of principal or interest or in significant risk of such default, the Evaluator will not attribute any value to the Portfolio Insurance obtained by an Insured Trust or to an Insured Trust's right to secure Permanent Insurance with respect to such Security in the event of a sale of such Security. The value of insurance to maturity obtained by the issuer of a Security or by the Sponsor on the Date of Deposit is reflected and included in the market value of such Security. The Public Offering Price will be effective for all sales of Units made during the preceding 24-hour period. Following the initial public offering period, determinations of the aggregate bid price of the Securities, for purposes of secondary market transactions by the Sponsor and redemptions by the Trustee, will be made each business day as of the Evaluation Time, effective for all sales or redemptions made subsequent to the last preceding determination. (See ``Rights of Unit Holders--Redemption.'') The difference between the bid and offering prices of the Securities may be expected to average approximately
1 1/2% of principal amount. In the case of actively traded securities, the difference may be as little as 1/2 of 1%, and in the case of inactively traded securities such difference will usually not exceed 3%. The price at which Units may be repurchased by the Sponsor in the secondary market could be less than the price paid by the Unit Holder (such repurchase price will be reduced by any unpaid DSC). For information relating to the calculation of the Redemption Price, which, like the Public Offering Price in the secondary market, is based upon the aggregate bid price of the underlying Securities and which may be expected to be less than the aggregate offering price, see ``Rights of Unit Holders--Redemption--Computation of Redemption Price per Unit.''

Public Distribution

    Upon the termination of the initial public offering period, unsold Units or Units acquired by the Sponsor in the secondary market referred to below may be offered to the public by this Prospectus at the then current Public Offering Price, plus accrued interest.

    Sales to dealers will initially be made at prices which include a concession per Unit as set forth below, but subject to change from time to time at the discretion of the Sponsor. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units.

    The dealer concession per Unit in the secondary market will generally be 65% of the sales charge per Unit. Sales to dealers utilizing the service of Wexford Clearing Services Corporation will be made at prices which include a concession of 70% of the total sales charge per Unit. However, the Sponsor may negotiate a different concession (either higher or lower) with dealers on a case-by-case basis. In addition to such discounts, the Sponsor may, from time to time, pay or allow an additional discount in the form of cash or other compensation, to dealers who underwrite additional Units of a Trust or who sell, during a specified time period, a minimum dollar amount of Units of a Trust and other unit investment trusts underwritten by the Sponsor.

    Sales will be made only with respect to whole Units, and the Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units.

    In addition, sales of Units may be made pursuant to distribution arrangements with certain banks which are acting as agents for their customers. These banks are making Units of the Trust available to their customers on an agency basis. A portion of the sales charge paid by these customers is retained by or remitted to the banks in amounts comparable to the aforementioned dealers' concessions. The Glass-Steagall Act prohibits banks from underwriting certain securities, including Units of the Trust; however, this Act does permit certain agency transactions, and banking regulators have not indicated that these particular agency transactions are impermissible under this Act. In certain states, any bank making Units available must be registered as a broker-dealer in that state.

Secondary Market

    While not obligated to do so, it is the Sponsor's present intention to maintain a secondary market for Units of each Trust and to continuously offer to repurchase Units from Unit Holders at the applicable Sponsor's Repurchase Price (See Part A--``Summary of Essential Information'') based upon each Unit's pro rata share of the aggregate value of the Securities determined (by the Evaluator) on the basis of the bid side of the market (less any unpaid DSC). Any Units repurchased by the Sponsor at the Sponsor's Repurchase Price may be reoffered to the public by the Sponsor at the then current Public Offering Price, plus accrued interest. Any profit or loss resulting from the resale of such Units will belong to the Sponsor.

    If the supply of Units exceeds demand (or for any other business reason), the Sponsor may, at any time, occasionally, from time to time, or permanently, discontinue the repurchase of Units. In such event, Unit Holders (including the Sponsor) may redeem their Units through the Trustee at the Redemption Price, which is based upon the aggregate bid price of the Securities and which may be expected to be less than the aggregate offering price. (See ``Rights of Unit Holders--Redemption--Computation of Redemption Price per Unit.'') If the Sponsor repurchases Units in the secondary market at the ``Redemption Price,'' it may reoffer these Units in the secondary market at the ``Public Offering Price,'' or the Sponsor may tender Units so purchased to the Trustee for redemption. In no event will the price offered by the Sponsor for the repurchase of Units be less than the current Redemption Price for those Units. (See ``Rights of Unit Holders--Redemption.'')

Sponsor's and Underwriters' Profits

    The Sponsor receives a sales charge as set forth in the table below in the secondary market. On the sale of Units to dealers, the Sponsor will retain the difference between the dealer concession and the sales charge. (See ``Public Distribution,'' herein.)

    In addition, the Sponsor may realize profits (or sustain losses) due to daily fluctuations in the bid prices of the Securities in the Trust and thus in the Public Offering Price of Units received by the Sponsor. Cash, if any, received by the Sponsor from the Unit Holders prior to the settlement date for purchase of Units may be used in the Sponsor's business to the extent permitted by applicable regulations and may be of benefit to the Sponsor.

    The Sponsor may also realize profits (or sustain losses) while maintaining a secondary market in the Units, in the amount of any difference between the prices at which the Sponsor buys Units (based on the bid side evaluation of the Securities in a Trust) and the prices at which the Sponsor resells such Units or the prices at which the Sponsor redeems such Units (also based on the bid side evaluation of the Securities in the Trust), as the case may be.

Secondary Market Sales Charge

    The sales charge per Unit in the secondary market will be computed by multiplying the Evaluator's determination of the bid side evaluation of each Security by a sales charge determined in accordance with the table set forth below based upon the number of years remaining to the maturity of each such Security, totalling all such calculations, and dividing this total by the number of Units then outstanding. In calculating the date of maturity, a Security will be considered to mature on its stated maturity date unless: (a) the Security has been called for redemption or funds or securities have been placed in escrow to redeem it on an earlier call date, in which case the call date will be deemed the date on which such Security matures; or (b) the Security is subject to a mandatory tender, in which case the mandatory tender date will be deemed the date on which such Security matures.

                                                 (As Percent
                              (As Percent         of Public
                              of Bid Side          Offering
     Time to Maturity         Evaluation)         Price)(1)
--------------------------    ------------     ----------------
Less than six months......            0%                0%
Six months to 1 year......        0.756%             0.75%
Over 1 year to 2 years....        1.523%             1.50%
Over 2 years to 4 years...        2.564%             2.50%
Over 4 years to 8 years...        3.627%             3.50%
Over 8 years to 15
years.....................        4.712%             4.50%
Over 15 years.............        5.820%             5.50%

---------------

(1) Units subject to DSC--as a percent of the bid side evaluation of the Securities on which a sales charge is imposed plus the total sales charge. The up-front sales charge will equal the difference between the amount of the total secondary market sales charge and any unpaid DSC remaining and, therefore, as the amount of the unpaid DSC declines, the amount of the up-front sales charge will increase.

Volume Discount

    Although under no obligation to do so, the Sponsor intends to permit volume purchasers of Units to purchase Units at a reduced sales charge. The Sponsor may at any time change the amount by which the sales charge is reduced, or discontinue the discount altogether.

    The sales charge per Unit will be reduced pursuant to the following graduated scale for sales to any person of at least 100 Units in the secondary market.

                                                                      % of
                                       Number of Units            Sales Charge
                               -------------------------------    ------------
                               Less than 100 Units............          100%
                               100-249 Units..................           90%
                               250-499 Units..................           80%
                               500-749 Units..................           75%
                               750-999 Units..................           70%
                               1,000 Units or More............           65%

    The respective reduced sales charges as shown on each of the above charts will apply to all purchases of Units in any fourteen day period by the same person in the amounts stated herein, and for this purpose, purchases of Units of the Trust will be aggregated with concurrent purchases of Units of any other trust that may be offered by the Sponsor.

    Units held in the name of the purchaser's spouse, in the name of a purchaser's child under the age of 21 or in the name of an entity controlled by the purchaser are deemed for the purposes hereof to be acquired by the purchaser. The reduced sales charges are also applicable to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account.

Employee Discount

    The Sponsor intends to permit employees of Prudential Securities Incorporated and its subsidiaries and affiliates to purchase Units of the Trust at a price equal to the bid side evaluation of the Securities in the Trust divided by the number of Units outstanding plus a reduced sales charge of $5.00 per Unit (or in the case of Units subject to DSC, the remaining DSC), subject to a limit of 5% of the Units of a Trust at the discretion of the Sponsor.

                                EXCHANGE OPTION

    Unit Holders may elect to exchange any or all of their Units of this series of the National Municipal Trust for units of one or more of any other series in the Prudential Securities Incorporated family of unit investment trusts or certain additional trusts that may from time to time be made available for such exchange by the Sponsor (collectively referred to as the ``Exchange Trusts''). Such units may be acquired at prices based on reduced sales charges per unit. The purpose of such reduced sales charges is to permit the Sponsor to pass on to the Unit Holder who wishes to exchange Units the cost savings resulting from such exchange of Units. The cost savings result from reductions in time and expense related to advice, financial planning and operational expense required for the Exchange Option. Exchange Trusts may have different investment objectives; a Unit Holder should read the prospectus for the applicable Exchange Trust carefully to determine the investment objective prior to the exercise of this option.

    This option will be available provided that units of the applicable Exchange Trust are available for sale and are lawfully qualified for sale in the jurisdiction in which the Unit Holder resides. There is no assurance that a market for units will in fact exist on any given date on which a Unit Holder wishes to sell or exchange his units; thus there is no assurance that the Exchange Option will be available to any Unit Holder. The Sponsor reserves the right to modify, suspend or terminate this option at any time without further notice to Unit Holders (in the case of Units subject to a DSC, sixty days' notice will be given prior to the date of the termination of, or material amendment to, the Exchange Option except that no notice need be given under certain circumstances). In the event the Exchange Option is not available to a Unit Holder at the time he wishes to exercise it, the Unit Holder will be immediately notified and no action will be taken with respect to his units without further instruction from the Unit Holder.

    Exchanges will be effected in whole units only. If the proceeds from the Units being surrendered are less than the cost of a whole number of units being acquired, the exchanging Unit Holder will be permitted to add cash in an amount to round up to the next highest number of whole units. When units held for less than five months are exchanged for units with a higher regular sales charge, the sales charge will be the greater of (a) the reduced sales charge or (b) the difference between the sales charge paid in acquiring the units being exchanged and the regular sales charge for the quantity of units being acquired, determined as of the date of the exchange.

    To exercise the Exchange Option, a Unit Holder should notify the Sponsor of his desire to use the proceeds from the sale of his Units to purchase units of one or more of the Exchange Trusts. If units of the applicable outstanding series of the Exchange Trust are at that time available for sale, the Unit Holder may select the series or group of series for which he desires his Units to be exchanged. The Unit Holder will be provided with a current prospectus or prospectuses relating to each series in which he indicates interest.

    Units of the Exchange Trust trading in the secondary market maintained by the Sponsor, if so maintained, will be sold to the Unit Holder at a price equal to the aggregate bid side evaluation per unit of the securities in that portfolio plus accrued interest and the applicable sales charge of $15* per unit. Excess proceeds not used to acquire whole units will be paid to the exchanging Unit Holder. Owners of units of any registered unit investment trust other than National Municipal Trust which was initially offered at a minimum applicable sales charge of 3.0% of the public offering price exclusive of any applicable sales charge discounts may elect to apply the cash proceeds of sale or redemption of those units directly to acquire units of any Exchange Trust trading in the secondary market at the reduced sales charge of $20* per Unit, subject to the terms and conditions applicable to the Exchange Option. The reduced sales charge for Units of any Exchange Trust acquired during the initial offering period for such Units will be sold at a price equal to the offering side evaluation per unit of the securities in the portfolio plus accrued interest plus a reduced sales charge of $25* per unit. To exercise this option, the owner should notify his retail broker. He will be given a prospectus of each series in which he indicates interest of which units are available. The Sponsor reserves the right to modify, suspend or terminate the option at any time without further notice, including the right to increase the reduced sales charge applicable to this option (but not in excess of $5 more per unit than the corresponding fee then charged for a unit of an Exchange Trust which is being exchanged).

    For example, assume that a Unit Holder, who has three units of a Trust with a 4.75% sales charge and a current price of $1,100 per unit, sells his units and exchanges the proceeds for units of a series of an Exchange Trust with a current price of $950 per unit and an ordinary sales charge of 4.75%. The proceeds from the Unit Holder's units will aggregate $3,300. Since only whole units of an Exchange Trust may be purchased under the Exchange Option, the Holder would be able to acquire four units in the Exchange Trust for a total cost of $3,860 ($3,800 for units and $60 for the $15 per unit sales charge) by adding an extra $560 in cash. Were the Unit Holder to acquire the same number of units at the same time in the regular secondary market maintained by the Sponsor, the price would be $3,989.50 [$3,800 for the units and $189.50 for the 4.75% sales charge (4.987% of the net amount invested)].

------------
* In the case of Units subject to a DSC, the exchange sales charge will be the remaining DSC if greater than the applicable reduced sales charge ($15, $20 or $25) or if the remaining DSC is less than applicable reduced sales charge, the Unit will be subject to the remaining DSC and the sales charge payable at the time of the exchange will be the difference between the amount of the reduced sales charge and the remaining DSC.

Tax Consequences

    An exchange of Units pursuant to the Exchange Option will constitute a ``taxable event'' under the Code, i.e., a Unit Holder will recognize gain or loss at the time of exchange, except that upon an exchange of Units of this series of the National Municipal Trust for units of any other series of Exchange Trusts which are grantor trusts for U.S. federal income tax purposes the Internal Revenue Service may seek to disallow any loss incurred upon such exchange to the extent that the underlying securities in each trust are substantially identical and the purchase of Units of an Exchange Trust takes place less than thirty-one days after the sale of the Units. Unit Holders are urged to consult their own tax advisors as to the tax consequences to them of exchanging Units in particular cases.

                              REINVESTMENT PROGRAM

    Distributions of interest and principal, if any, are made to Unit Holders monthly or semiannually. A Unit Holder will have the option of either receiving his monthly or semiannual income check from the Trustee or reinvesting the distribution in an open-end diversified management investment company offered by the Sponsor or by one of the Underwriters whose investment objective is to attain for investors the highest level of current income that is exempt from Federal income taxes, consistent with liquidity and the preservation of capital. Participation in any such fund is conditioned on such fund's lawful qualification for sale in the jurisdiction in which the Unit Holder resides. There can be no assurance, however, that such qualification will be obtained. Upon enrollment in the reinvestment program, the Trustee will direct monthly or semiannual interest distributions and principal distributions, if any, to the designated fund. This Reinvestment Program does not involve insured securities. The appropriate prospectus will be sent to the Unit Holder. A Unit Holder's election to participate in this reinvestment program will apply to all Units of the Trust owned by such Unit Holder. The Unit Holder should read the prospectus for the fund carefully before deciding to participate. The Sponsor may terminate or modify the reinvestment program at any time without further notice to Unit Holders.

                              EXPENSES AND CHARGES

Expenses

    For Trusts with a date of deposit after June 26, 1995, all or a portion of the organizational expenses and charges incurred in connection with the establishment of the Trust including the cost of the preparation, printing and execution of the Indenture, the Certificates, Registration Statement and other documents relating to the Trust, Federal and State registration fees and costs, the initial fees and expenses of the Trustee, and legal and auditing expenses and other out-of-pocket expenses will be paid by the Trust. Historically, the costs of establishing unit investment trusts have been borne by a trust's sponsor. Advertising and selling expenses will be paid by the Sponsor and the Underwriters, if any, at no cost to the Trust.

Fees

    The Portfolio supervision fee (the ``Supervision Fee'') which is earned for Portfolio supervisory services, is based upon the aggregate face amount of Securities in the Trust at the beginning of each calendar year.

    The Supervision Fee, which is not to exceed the amount (set forth in Part A--``Summary of Essential Information'') per $1,000 face amount of Securities in the Trust, may exceed the actual costs of providing Portfolio supervisory services for such Trust, but at no time will the total amount the Sponsor and/or an affiliate thereof receive for Portfolio supervisory services rendered to all series of National Municipal Trust and Prudential Unit Trusts in any calendar year exceed the aggregate cost to it of supplying such services in such year. For a description of the Portfolio supervisory services to be provided by the Sponsor and/or an affiliate thereof, see ``Sponsor--Responsibility.'' The Supervision Fee will be paid to the Sponsor by the Trust. The Prudential Insurance Company of America, the indirect parent of the Sponsor, or a division or subsidiary thereof, has agreed to advise the Sponsor regarding the Sponsor's Portfolio supervisory services and will be compensated by the Sponsor for such advisory services.

    For its service as Trustee under the Indenture, the Trustee receives an annual fee in the amount set forth under Part A--``Summary of Essential Information.''

    For each evaluation of the Securities in a Trust, the Evaluator will receive a fee in the amount set forth under Part A--``Summary of Essential Information.''

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                            AUTHORIZATION FOR REINVESTMENT
                               NATIONAL MUNICIPAL TRUST
D       I hereby elect to participate in the Reinvestment Program to the extent
E       indicated below and do authorize The Chase Manhattan Bank, Trustee, to
T       direct distributions as indicated below to the Prudential Tax Free Money
A       Fund, Inc. where such amounts shall immediately be invested into shares
C       of the fund.
H
        The foregoing authorization is subject in all respects to the terms and
H       conditions of participation set forth in the National Municipal Trust
E       prospectus and shall remain in effect until such time as I notify The
R       Chase Manhattan Bank to the contrary in writing.
E
                                      (fold here)
A       -----------------------------------------------------------------------
N       Soc. Sec./Tax I.D. No.:         ___________________________
D
        Series          / /   Please reinvest all NMT series which I/we own
M                       / /   Please list below the specific series I/we wish
A                             to reinvest
I
L                             ----------------------------------------------

                              ----------------------------------------------
T
O                             ----------------------------------------------
        Check One       / /   Reinvest Interest
A                       / /   Reinvest Principal
D                       / /   Reinvest Both Interest and Principal
D
R       Exact registration as it
E       appears on your Units: _______________________________________
S
S                              ---------------------------------------

O                              ---------------------------------------
N
        Street address:        _______________________________________
T       City, State, Zip Code: _______________________________________
H       Unit Holder Signature(s): ______________________ Date:________
E       (all joint holders must sign)

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                       REINVESTMENT ADDRESS
                       The Chase Manhattan Bank
                       Attn: Dividend Reinvestment--Dept. A
                       P.O. Box 834
                       New York, N.Y. 10003

    The Supervision Fee accrues quarterly but is paid annually, and the Trustee's fees and the Trust expenses and the Evaluator's fees are payable monthly on or before each Distribution Date from the Interest Account, to the extent funds are available, and thereafter from the Principal Account. Any of such fees may be increased without approval of the Unit Holders in proportion to increases under the classification ``All Services Less Rent'' in the Consumer Price Index published by the United States Department of Labor. The Trustee also receives benefits to the extent that it holds funds on deposit in various non-interest bearing accounts created under the Indenture.

    The cost of the Portfolio Insurance obtained by an Insured Trust is an annual amount set forth in Part A--``Summary of Essential Information'' and is payable so long as such Insured Trust retains the Securities thus insured. Premiums for the Portfolio Insurance are payable monthly in advance by the Trustee on behalf of an Insured Trust.

Other Charges

    The following additional charges are or may be incurred by the Trust as more fully described in the Indenture: (a) fees of the Trustee for extraordinary services, (b) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (c) various governmental charges, (d) expenses and costs of any action taken by the Trustee to protect a Trust and the rights and interests of the Unit Holders, (e) indemnification of the Trustee for any losses, liabilities or expenses incurred by it in the administration of a Trust without gross negligence, bad faith, willful misfeasance or willful misconduct on its part or reckless disregard of its obligations and duties, (f) indemnification of the Sponsor for any losses, liabilities and expenses incurred in acting as Sponsor or Depositor under the Indenture without gross negligence, bad faith, willful misfeasance or willful misconduct or reckless disregard of its obligations and duties, (g) expenditures incurred in contacting Unit Holders upon termination of the Trust and (h) to the extent then lawful, expenses (including legal, auditing and printing expenses) of maintaining registration or qualification of the Units and/or the Trust under Federal or state securities laws so long as the Sponsor is maintaining a market for the Units.

    The fees and expenses set forth herein for the Trust are payable out of such Trust and when so paid by or owing to the Trustee are secured by a lien on such Trust. If the balances in the Interest and Principal Accounts are insufficient to provide for amounts payable by a Trust, the Trustee has the power to sell Securities to pay such amounts. To the extent Securities are sold, the size of such Trust will be reduced and the proportions of the types of Securities will change. Such sales might be required at a time when Securities would not otherwise be sold and might result in lower prices than might otherwise be realized. Moreover, due to the minimum principal amount in which Securities may be required to be sold, the proceeds of such sales may exceed the amount necessary for the payment of such fees and expenses.

                             RIGHTS OF UNIT HOLDERS

Certificates

    Ownership of Units is evidenced by registered certificates executed by the Trustee and the Sponsor. Certificates are transferable by presentation and surrender to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer.

    Certificates may be issued in denominations of one Unit or any multiple thereof. A Unit Holder may be required to pay $2.00 per certificate reissued or transferred, and will be required to pay any governmental charge that may be imposed in connection with each such transfer or interchange. For new certificates issued to replace destroyed, stolen or lost certificates, the Unit Holder must furnish indemnity satisfactory to the Trustee and must pay such expenses as the Trustee may incur. Mutilated Certificates should be surrendered to the Trustee for replacement.

Distribution of Interest and Principal

    Interest and principal received by the Trust will be distributed on each Distribution Date on a pro rata basis to Unit Holders of record as of the preceding Record Date unless distributed to the Sponsor in payment of the DSC. Record dates for monthly distributions will be the tenth day of each month, record dates for quarterly distributions will be the tenth day of January, April, July and October, and record dates for semi-annual distributions will be the tenth day of January and July. All distributions will be net of applicable expenses, funds required for the redemption of Units and, if applicable, reimbursements to the Trustee for interest payments advanced to Unit Holders on previous monthly Distribution Dates. (See ``Summary of Essential Information,'' ``Expenses and Charges'' and ``Rights of Unit Holders--Redemption.'')

    The Trustee will credit to the Interest Account all interest received by the Trust, including that part of the proceeds of any disposition of Securities which represents accrued interest. Other receipts will be credited to the Principal Account. The pro rata share of the Interest Account and the pro rata share of cash in the Principal Account represented by each Unit will be computed by the Trustee each month as of the Record Date. (See ``Summary of Essential Information'' in Part A.) Proceeds received from the disposition of any of the Securities subsequent to a Record Date and prior to the next succeeding Distribution Date will be held in the Principal Account and will not be distributed until the following

Distribution Date. The distribution to Unit Holders as of each Record Date will be made on the following Distribution Date or shortly thereafter and shall consist of an amount substantially equal to one-twelfth of such Unit Holders' pro rata share of the estimated annual income to be credited to the Interest Account after deducting estimated expenses (the ``Interest Distribution'' plus such Unit Holders' pro rata share of the cash balance in the Principal Account computed as of the close of business on the preceding Record Date. Persons who purchase Units between a Record Date and a Distribution Date will receive their first distribution on the second Distribution Date following their purchase of Units. No distribution need be made from the Principal Account if the balance therein is less than an amount sufficient to distribute $5.00 per Unit. The Interest Distribution per Unit will be in the amount shown under ``Summary of Essential Information'' in Part A and will change as the income and expenses of the Trust change and as Securities are exchanged, redeemed, paid down or sold.

    Normally, interest on the Securities in the Portfolio is paid on a semiannual basis. Because interest is not received by a Trust at a constant rate throughout the year, any Monthly Interest Distribution may be more or less than the amount credited to the Interest Account as of the Record Date. In order to eliminate fluctuations in monthly interest distributions resulting from such variances the Trustee is required by the Indenture to advance such amounts as may be necessary to provide monthly interest distributions of approximately equal amounts. The Trustee will be reimbursed, without interest, for any such advance from funds available from the Interest Account on the next ensuing Record Date or Record Dates, as the case may be. If all or a portion of the Securities for which advances have been made subsequently fail to pay interest when due, the Trustee may recoup advances made by it in anticipation of receipt of interest payments on such Securities by reducing the amount otherwise distributable per Unit with respect to one or more Monthly Interest Distributions. If units are redeemed subsequent to such advances by the Trustee, but prior to receipt by the Trustee of actual notice of such failure to pay interest, the amount of which was so advanced by the Trustee, each remaining Unit Holder will be subject to a greater pro rata reduction in his Monthly Interest Distribution than would have occurred absent such redemptions. Funds which are available for future distributions, payments of expenses and redemptions are in accounts which are non-interest bearing to Unit Holders and are available for use by The Chase Manhattan Bank pursuant to normal banking procedures. In addition, because of the varying interest payment dates of the Securities comprising the Trust's Portfolio, accrued interest at any point in time will be greater than the amount of interest actually received by the Trust and distributed to Unit Holders. This excess accrued but undistributed amount will be added to the value of the Units on any purchase. If a Unit Holder sells all or a portion of his Units a portion of his sale proceeds will be allocable to his proportionate share of the accrued interest. Similarly, if a Unit Holder redeems all or a portion of his Units, the Redemption Price per Unit which he is entitled to receive from the Trustee will include accrued interest. (See ``Rights of Unit Holders--Redemption--Computation of Redemption Price per Unit.'')

    Unit Holders purchasing Units in the secondary market will initially receive distributions in accordance with the monthly or semi-annual distribution election of the prior owner. In November of each year, the Trustee will furnish each Unit Holder a card to be returned to the Trustee by December 20 of such year if the Unit Holder desires to change such Unit Holder's plan of distribution. Unit Holders desiring to change the plan of distribution in which they are participating may so indicate on the card and return same, together with their Certificate to the Trustee. If the card and Certificate are returned to the Trustee, the change will become effective on December 21 of such year for the ensuing twelve months. If the card and Certificate are not returned to the Trustee, the Unit Holder will be deemed to have elected to continue with the same plan for the following twelve months.

    As of the tenth day of each month the Trustee will deduct from the Interest Account and, to the extent funds are not sufficient therein, from the Principal Account, amounts necessary to pay the expenses of the Trust. (See ``Expenses and Charges.'') The Trustee may also withdraw from said accounts such amounts, if any, as it deems necessary to establish a reserve for any governmental charges payable out of the Trust. Amounts so withdrawn shall not be considered a part of a Trust's assets for purposes of determining the amount of distributions until such time as the Trustee shall return all or any part of such amounts to the appropriate account. In addition, the Trustee may withdraw from the Interest Account and the Principal Account such amounts as may be necessary to cover redemption of Units by the Trustee. (See ``Rights of Unit Holders--Redemption.'') The Trustee is also entitled to withdraw from the Interest Account, and, to the extent funds are not sufficient therein, from the Principal Account, on one or more record dates as may be appropriate, amounts sufficient to recoup advances which the Trustee has made in anticipation of the receipt by the Trust of interest in respect of Securities which subsequently fail to pay interest when due.

Reports and Records

    The Trustee shall furnish Unit Holders in connection with each distribution a statement of the amount of interest, if any, and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per Unit. In the event that the Issuer of any of the Securities fails to make payment when due of any interest or principal and such failure results in a change in the amount which would otherwise be distributed as a distribution, the Trustee will, with the first such distribution following such failure, set forth in an accompanying statement, the Issuer and the Securities, the amount of the reduction in the distribution per Unit resulting from such failure, the percentage of the aggregate face amount of Securities which such Security represents and, to the extent then determined, information regarding any disposition or legal action with respect to such Security. Within a reasonable time after the end of each calendar year, the Trustee will furnish to each person who at any time during the calendar year was a Unit Holder of record, a statement: (1) as to the Interest Account: interest received (including amounts representing interest received upon any disposition of Securities), and, if the Issuers of the Securities are located in different states or possessions or in the Commonwealth of Puerto Rico, the percentage of such interest by such states or other jurisdictions, deductions for payment of applicable taxes and for fees and expenses of the Trust, deferred sales charge, redemptions of Units, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (2) as to the Principal Account: the dates of disposition of any Securities and the net proceeds received therefrom (excluding any portion representing interest and any premium paid to obtain Permanent Insurance), deductions for payments of applicable taxes and for fees and expenses of the Trust and redemptions of Units, deferred sales charge, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (3) a list of the Securities held and the number of Units outstanding on the last business day of such calendar year; (4) the Redemption Price per Unit based upon the last computation thereof made during such calendar year; and (5) amounts actually distributed during such calendar year from the Interest Account and from the Principal Account, separately stated, expressed both as total dollar amounts and as dollar amounts representing the pro rata share of each Unit outstanding on the last business day of such calendar year. The accounts of the Trust shall be audited not less frequently than annually by independent certified public accountants designated by the Sponsor, and the report of such accountants will be furnished by the Trustee to Unit Holders upon request. The Trustee shall keep available for inspection by Unit Holders at all reasonable times during usual business hours, books of record and account of its transactions as Trustee including records of the names and addresses of Unit Holders, certificates issued or held, a current list of Securities in the portfolio and a copy of the Indenture.

Redemption

   Tender of Units

    Units may be tendered to the Trustee for redemption at its unit investment trust office at 770 Broadway, New York, New York 10003, upon payment of any relevant tax. At the present time there are no specific taxes related to the redemption of the Units. No redemption fee will be charged by the Sponsor or the Trustee. Units redeemed by the Trustee will be cancelled.

    Certificates for Units to be redeemed must be properly endorsed or accompanied by a written instrument of transfer, although redemptions without the necessity of certificate presentation will be effected for record Unit Holders for whom Certificates have not been issued. Unit Holders must sign exactly as their name appears on the face of the Certificate with the signature guaranteed by an officer of a national bank or trust company or by a member firm of either the New York, Midwest or Pacific Stock Exchanges. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority.

    Within three business days following such tender, or if the third business day is not a business day, on the first business day prior thereto, the Unit Holder will be entitled to receive in cash an amount for each Unit tendered equal to the Redemption Price per Unit computed as of the Evaluation Time set forth in the ``Summary of Essential Information'' in Part A on the date of tender. (See ``Redemption--Computation of Redemption Price per Unit.'') The ``date of tender'' is deemed to be the date on which Units are received by the Trustee, except that as regards Units received after the Evaluation Time, the date of tender is the first day after such date on which the New York Stock Exchange is open for trading, and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the Redemption Price computed on that day.

    Accrued interest paid on redemption shall be withdrawn from the Interest Account, or, if the balance therein is insufficient, from the Principal Account. All other amounts paid on redemption shall be withdrawn from the Principal Account. The Trustee is empowered to sell Securities in order to make funds available for redemption. Such sales, if required, could result in a sale of Securities by the Trustee at a loss. To the extent Securities are sold, the size and diversity of the Trust will be reduced.

    The Trustee reserves the right to suspend the right of redemption and to postpone the date of payment of the Redemption Price per Unit for any period during which the New York Stock Exchange is closed, other than weekend and holiday closings, or trading on that Exchange is restricted or during which (as determined by the Securities and Exchange Commission by rule or regulation) an emergency exists as a result of which disposal or evaluation of the underlying Securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission has by order permitted. The Trustee is not liable to any person or in any way for any loss or damage that may result from any such suspension or postponement.

   Computation of Redemption Price per Unit

    The Redemption Price per Unit (``Redemption Price'') of the Trust is determined by the Trustee on the basis of the bid prices of the Securities in the Trust (or contracts for Securities to be acquired by the Trust) as of the Evaluation Time on the date any such determination is made. The Redemption Price per Unit is each Unit's pro rata share, determined by the Trustee, of: (1) the aggregate value of the Securities in the Trust (or contracts for securities to be acquired by the Trust) on the bid side of the market (determined by the Evaluator as set forth below), (2) cash on hand in the Trust, and accrued and unpaid interest on the Securities as of the date of computation, less (a) amounts representing taxes or governmental charges payable out of the Trust, (b) the accrued expenses of the Trust, (c) any unpaid DSC and (d) cash held for distribution to Unit Holders of record as of a date prior to the evaluation. Accrued interest payable in respect of the Units from the date of tender to, but not including, the third business day thereafter also comprises a part of the Redemption Price per Unit. The Evaluator may determine the value of the Securities in the Trust (1) on the basis of current bid prices for the Securities, (2) if bid prices are not available for any Securities, on the basis of current bid prices for comparable securities, (3) by appraisal, or (4) by any combination of the above. In determining the Redemption Price per Unit no value will be attributed to the Portfolio Insurance obtained by an Insured Trust on a Security or to an Insured Trust's right to obtain Permanent Insurance on such Security in the event of its sale of such Security, unless such Security is in default in payment of principal or interest or in significant risk of such default. Securities insured under a policy obtained by the issuer thereof or by the Sponsor on the Date of Deposit are entitled to the benefits of such insurance at all times and such benefits are reflected and included in the market value of such Securities. (See ``The Trust--Insurance on the Securities in the Portfolio of an Insured Trust.'')

   Purchase by the Sponsor of Units Tendered for Redemption

    The Indenture requires that the Trustee notify the Sponsor of any tender of Units for redemption. So long as the Sponsor is maintaining a bid in the secondary market, the Sponsor, prior to the close of business on the second succeeding business day, will purchase any Units tendered to the Trustee for redemption at the price so bid by making payment therefor to the Unit Holder in an amount not less than the Redemption Price not later than the day on which the Units would otherwise have been redeemed by the Trustee. (See ``Public Offering of Units--Secondary Market.'') Units held by the Sponsor may be tendered to the Trustee for redemption as any other Units.

    The price of any Units resold by the Sponsor will be the Public Offering Price determined in the manner provided in this Prospectus. (See ``Public Offering of Units--Public Offering Price.'') Any profit resulting from the resale of such Units will belong to the Sponsor which likewise will bear any loss resulting from a lower Public Offering or Redemption Price subsequent to its acquisition of such Units. (See ``Public Offering of Units--Profit of Sponsor.'')

                                    SPONSOR

    Prudential Securities Incorporated is a Delaware corporation and is engaged in the underwriting, securities and commodities brokerage business and is a member of the New York Stock Exchange, Inc., other major securities exchanges and commodity exchanges and the National Association of Securities Dealers, Inc. Prudential Securities Incorporated, a wholly-owned subsidiary of Prudential Securities Group Inc. and an indirect wholly-owned subsidiary of The Prudential Insurance Company of America, is engaged in the investment advisory business. Prudential Securities Incorporated has acted as principal underwriter and managing underwriter of other investment companies. In addition to participating as a member of various selling groups or as an agent of other investment companies, Prudential Securities

Incorporated executes orders on behalf of investment companies for the purchase and sale of securities of such companies and sells securities to such companies in its capacity as a broker or dealer in securities.

    Prudential Securities Incorporated is distributor for Prudential Government Securities Trust (Intermediate Term Series), The Target Portfolio Trust and for Class B shares of The BlackRock Government Income Trust, and Prudential Adjustable Rate Securities Fund, Inc. and for Class B and C shares of Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund), Prudential Allocation Fund, Prudential California Municipal Fund (California Income Series and Series), Prudential Europe Growth Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity Income Fund, Prudential Global Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Natural Resources Fund, Inc., Prudential GNMA Fund, Inc., Prudential Government Income Fund, Inc., Prudential Growth Opportunity Fund, Inc., Prudential High Yield Fund, Inc., Prudential IncomeVertible(R) Plus Fund, Inc., Prudential Intermediate Global Income Fund, Prudential Multi-Sector Fund, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund (except Connecticut Money Market Series, Massachusetts Money Market Series, New York Money Market Series and New Jersey Money Market Series), Prudential National Municipals Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Short-Term Global Income Fund, Inc., Prudential Strategist Income Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential U.S. Government Fund and Prudential Utility Fund, Inc.

    On October 21, 1993, Prudential Securities Incorporated entered into an omnibus settlement with the Securities and Exchange Commission (``SEC''), state securities regulators (with the exception of the Texas Securities Commissioner who joined the settlement on January 18, 1994) and the National Association of Securities Dealers, Inc. (``NASD'') to resolve allegations that from 1980 through 1990 Prudential Securities Incorporated sold certain limited partnership interests in violation of securities laws to persons for whom such securities were not suitable and misrepresented the safety, potential returns and liquidity of these investments. Without admitting or denying the allegations asserted against it, Prudential Securities Incorporated consented to the entry of an SEC Administrative Order which stated that the conduct of Prudential Securities Incorporated violated the federal securities laws, directed Prudential Securities Incorporated to cease and desist from violating the federal securities laws, pay civil penalties, and adopt certain remedial measures to address the violations.

    Pursuant to the terms of the SEC settlement, Prudential Securities Incorporated agreed to the imposition of a $10,000,000 civil penalty, established a settlement fund in the amount of $330,000,000 and procedures to resolve legitimate claims for compensatory damages by purchasers of the partnership interests. Prudential Securities Incorporated has agreed to provide additional funds, if necessary, for the purpose of the settlement fund. The settlement with the state securities regulators included an agreement to pay a penalty of $500,000 per jurisdiction. Prudential Securities Incorporated consented to a censure and to the payment of a $5,000,000 fine in settling the NASD action.

    In October 1994, a criminal complaint was filed with the United States Magistrate for the Southern District of New York alleging that Prudential Securities Incorporated committed fraud in connection with the sale of certain limited partnership interests in violation of federal securities laws. An agreement was simultaneously filed to defer prosecution of these charges for a period of three years from the signing of the agreement, provided that Prudential Securities Incorporated complies with the terms of the agreement. If, upon completion of the three year period, Prudential Securities Incorporated has complied with the terms of the agreement, no prosecution will be instituted by the United States for the offenses charged in the complaint. If on the other hand, during the course of the three year period, Prudential Securities Incorporated violates the terms of the agreement, the U.S. Attorney can then elect to pursue these charges. Under the terms of the agreement, Prudential Securities Incorporated agreed, among other things, to pay an additional $330,000,000 into the fund established by the SEC to pay restitution to investors who purchased certain Prudential Securities Incorporated limited partnership interests.

Limitations on Liability

    The Sponsor is liable for the performance of its obligations arising from its responsibilities under the Indenture, but will be under no liability to Unit Holders for taking any action or refraining from any action in good faith or for errors in judgment or liable or responsible in any way for depreciation or loss incurred by reason of the sale of any Securities, except in case of its own willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations and duties. (See ``Sponsor--Responsibility.'')

Responsibility

    The Trust is a unit investment trust and is not actively managed. The Indenture, however, permits the Sponsor to direct the Trustee to dispose of any Security in the Trust upon the happening of certain events including the payment of the DSC, including without limitation, the following:

      1. Default in the payment of principal or interest on any Security when due and payable,

      2. Institution of legal proceedings seeking to restrain or enjoin the payment of any Security or attacking their validity,

      3. A breach of covenant or warranty which could adversely affect the payment of debt service on the Security,

      4. Default in the payment of principal or interest on any other outstanding obligations of the same Issuer of any Security,

      5. In the case of a Security that is a revenue bond, a fall in revenues, based upon official reports, substantially below the estimated revenues calculated to be necessary to pay principal and interest,

      6. A decline in market price to such an extent, or such other market or credit factor, as in the opinion of the Sponsor would make retention of a Security detrimental to the Trust and to the interests of the Unit Holders,

      7. Refunding or refinancing of the Security, as set forth in the Indenture, or

      8. The loss of Federal income tax exemption with respect to interest on the Security and,

in the case of an Insured Trust, a determination by the Sponsor that any insurance that may be applicable to the Security cannot be relied upon to maintain the interests of such Insured Trust to at least as great an extent as such disposition. An Insured Trust will obtain and pay a premium for the Permanent Insurance upon the sale of a Security if the Sponsor determines that such sale and payment of premium will result in a net realization of such Insured Trust greater than would the sale of such Security without the purchase of such Permanent Insurance.

    The Sponsor and/or an affiliate thereof intend to continuously monitor developments affecting the Securities in each Trust in order to determine whether the Trustee should be directed to dispose of any such Securities.

    It is the responsibility of the Sponsor to instruct the Trustee to reject any offer made by an Issuer of any of the Securities to issue new obligations in exchange and substitution for any Security pursuant to a refunding or refinancing plan, except that the Sponsor may instruct the Trustee to accept such an offer or to take any other action with respect thereto as the Sponsor may deem proper if the Issuer is in default with respect to such Security or in the judgment of the Sponsor the Issuer will probably default in respect to such Security in the foreseeable future.

    Any obligations so received in exchange or substitution will be held by the Trustee subject to the terms and conditions of the Indenture to the same extent as Securities originally deposited thereunder. Within five days after the deposit of obligations in exchange or substitution for any of the underlying Securities, the Trustee is required to give notice thereof to each Unit Holder, identifying the Securities eliminated and the Securities substituted therefor. Except as stated in this and the preceding paragraph, the acquisition by the Trust of any securities other than the Securities initially deposited and any additional Securities supplementally deposited in the Trust (see ``The Trust'' herein), and/or a Replacement Security is prohibited.

Resignation

    If at any time the Sponsor shall resign under the Indenture or shall fail to perform or be incapable of performing its duties thereunder or shall become bankrupt or if its affairs are taken over by public authorities, the Indenture directs the Trustee to either (1) appoint a successor Sponsor or Sponsors at rates of compensation deemed reasonable by the Trustee not exceeding amounts prescribed by the Securities and Exchange Commission, or (2) terminate the Trust. The Trustee will promptly notify Unit Holders of any such action.

                                    TRUSTEE

    The Trustee is The Chase Manhattan Bank, a New York Bank with its principal executive office located at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 770 Broadway, New York, New York 10003. The Trustee is subject to supervision by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System. In connection with the storage and handling of certain Securities deposited in a Trust, the Trustee may use the services of the Depository Trust Company.

These services may include safekeeping of the Securities and coupon-clipping, computer book-entry transfer and institutional delivery services. The Depository Trust Company is a limited purpose trust company organized under the Banking Law of the State of New York, a member of the Federal Reserve System and a clearing agency registered under the Securities Exchange Act of 1934.

Limitations on Liability

    The Trustee shall not be liable or responsible in any way for depreciation or loss incurred by reason of the disposition of any moneys, Securities or Certificates or in respect of any evaluation or for any action taken in good faith reliance on prima facie properly executed documents except in cases of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations and duties. In addition, the Indenture provides that the Trustee shall not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Trust which the Trustee may be required to pay under current or future laws of the United States or any other authority having jurisdiction.

Responsibility

    For information relating to the responsibilities of the Trustee under the Indenture, reference is made to the material set forth under ``Rights of Unit Holders'' and ``Sponsor--Resignation.''

Resignation

    By executing an instrument in writing and filing the same with the Sponsor, the Trustee and any successor may resign. In such an event the Sponsor is obligated to appoint a successor trustee as soon as possible. If the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, the Sponsor may remove the Trustee and appoint a successor as provided in the Indenture. The Sponsor may also remove the Trustee in the event that the Sponsor determines that the Trustee has materially failed to perform its duties under the Indenture and the interest of Unit Holders has been substantially impaired as a result, and such failure has continued for a period of sixty days following the Trustee's receipt of notice of such determination by the Sponsor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor trustee. If upon resignation of a trustee no successor has been appointed or, if appointed, has not accepted the appointment within thirty days after notification, the retiring trustee may apply to a court of competent jurisdiction for the appointment of a successor. The resignation or removal of a trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

                                   EVALUATOR

    The Evaluator is Kenny S&P Evaluation Services, a division of J.J. Kenny Co., Inc., with main offices located at 65 Broadway, New York, New York 10006.

Limitations on Liability

    The Trustee, Sponsor and Unit Holders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Indenture shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, the Sponsor, or Unit Holders for errors in judgment. This provision shall not protect the Evaluator in cases of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

Responsibility

    The Indenture requires the Evaluator to evaluate the Securities in a Trust on the basis of their bid prices on the last business day of June and December in each year, on the day on which any Unit is tendered for redemption and on any other day such evaluation is desired by the Trustee or is requested by the Sponsor. For information relating to the responsibility of the Evaluator to evaluate the Securities on the basis of their offering or bid prices as appropriate, see ``Public Offering of Units--Public Offering Price.''

Resignation

    The Evaluator may resign or may be removed by the Sponsor, and in such event, the Sponsor is to use its best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by a successor evaluator. If upon resignation of the Evaluator no successor has accepted appointment within thirty days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.

                   AMENDMENT AND TERMINATION OF THE INDENTURE

Amendment

    The Sponsor and the Trustee have the power to amend the Indenture without the consent of any of the Unit Holders when such an amendment is: (1) to cure any ambiguity or to correct or supplement any provision of the Indenture which may be defective or inconsistent with any other provision contained therein, or
(2) to make such other provisions as shall not adversely affect the interests of the Unit Holders; provided, that the Indenture may also be amended by the Sponsor and the Trustee (or the performance of any of the provisions of the Indenture may be waived) with the consent of Unit Holders owning 51% of the Units of the Trust at the time outstanding for the purposes of adding any provisions to or changing in any manner or eliminating any of the provisions of the Indenture or of modifying in any manner the rights of Unit Holders. In no event, however, shall the Indenture be amended to increase the number of Units issuable thereunder, to permit the deposit or acquisition of securities or other property either in addition to or in substitution for any of the Securities initially deposited in the Trust, except for the substitution of certain refunding securities for such Securities as initially provided in the Indenture, or to provide the Trustee with the power to engage in business or investment activities not specifically authorized in the Indenture as originally adopted or so as to adversely affect the characterization of the Trust as a grantor trust for federal income tax purposes. In the event of any amendment, the Trustee is obligated to notify promptly all Unit Holders of the substance of such amendment.

Termination

    The Trust may be terminated at any time by the consent of the holders of 51% of the Units or by the Trustee upon the direction of the Sponsor when the value of the Trust as shown on the last business day of June or December in any year is less than 40% of the principal amount of the Securities initially deposited therein supplemented by the deposit of additional Securities, if any. However, in no event may the Trust continue beyond the Mandatory Termination Date set forth under ``Summary of Essential Information in Part A.'' In the event of termination, written notice thereof will be sent by the Trustee to all Unit Holders. Within a reasonable period after termination, the Trustee will sell any Securities remaining in a Trust, and, after paying all expenses and charges incurred by a Trust, will distribute to each Unit Holder, upon surrender for cancellation of his Certificate for Units, his pro rata share of the balances remaining in the Interest and Principal Accounts. The sale of Securities in the Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. For this reason, among others, the amount realized by a Unit Holder upon termination may be less than the principal amount of Securities represented by the Units held by such Unit Holder.

                                 LEGAL OPINIONS

    Certain legal matters in connection with the Units offered hereby have been passed upon by Messrs. Cahill Gordon & Reindel, a partnership including a professional corporation, 80 Pine Street, New York, New York 10005, as special counsel for the Sponsor.

                                    AUDITORS

    The financial statements of the Trusts included in this Prospectus have been audited by Deloitte & Touche LLP, certified public accountants, as stated in their report appearing herein, and are included in reliance upon such report given upon the authority of that firm as experts in accounting and auditing.

                                 BOND RATINGSD

    All ratings except those identified otherwise are by Standard & Poor's Corporation.

Standard & Poor's Corporation

    A Standard & Poor's corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific debt obligation. This assessment of creditworthiness may take into consideration obligors such as guarantors, insurers, or lessees.

    The bond rating is not a recommendation to purchase or sell a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

------------
D As described by the rating agencies.

    The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information.

    The ratings are based, in varying degrees, on the following considerations:

        I. Likelihood of default--capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

        II. Nature of and provisions of the obligation; and

        III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

    AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

    AA--Bonds rated AA have a very strong capacity to pay interest and repay principal, and in the majority of instances they differ from AAA issues only in small degrees.

    A--Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse affects of changes in circumstances and economic conditions than bonds in higher-rated categories.

    BBB--Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for bonds in this category than for bonds in the higher-rated categories.

    Plus (+) or Minus (-): To provide more detailed indications of credit quality, the ratings from ``AA'' to ``BBB'' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

    Provisional Ratings: The letter ``p'' following a rating indicates the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the issuance of the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. Accordingly, the investor should exercise his own judgment with respect to such likelihood and risk.

    Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, AA, A, BBB, commonly known as ``Investment Grade'' ratings) are generally regarded as eligible for bank investment. In addition, the Legal Investment Laws of various states impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

    Conditional rating(s), indicated by ``Con'' are given to bonds for which the continuance of the security rating is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows and/or the security rating is conditional upon the issuance of insurance by the respective insurance company.

Moody's Investors Service

    A brief description of the applicable Moody's Investors Service's rating symbols and their meanings is as follows:

    Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as ``gilt edge.'' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. Aa bonds are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

    A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa--Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Those municipal bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1 and Baa1. In addition, Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Although Industrial Revenue Bonds and Environmental Control Revenue Bonds are tax-exempt issues, they are included in the corporate bond rating system.

    Conditional ratings, indicated by ``Con'' are given to bonds for which the security depends upon the completion of some act or the fulfillment of some condition. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. A parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Fitch Investors Service, Inc.

    A brief description of the applicable Fitch Investors Service, Inc. rating symbols and their meanings is as follows:

    AAA--Bonds which are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

    AA--Bonds which are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong although not quite as strong as bonds rated AAA.

    A--Bonds which are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

    BBB--Bonds which are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that these bonds will fall below investment grade is higher than for bonds with higher ratings.

    Plus (+) Minus (-)--Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the ``AAA'', ``DDD'', ``DD'' or ``D'' categories.

    Conditional--A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

------------
NR--Not rated (credit characteristics comparable to A or better (BBB or better in the case of an insured trust) in the opinion of the Sponsor's affiliate on the Date of Deposit).

          This Post-Effective Amendment to the Registration
Statement on Form S-6 comprises the following papers and documents:

          The facing sheet on Form S-6.

          The Prospectus.

          Signatures.

          Consent of Paul, Hastings, Janofsky & Walker, LLP
          (included in Exhibit 8), independent public account-ants and consent of evaluator; all other consents were previously filed.

                               UNDERTAKING

               The Sponsor undertakes that it will not in-struct the Trustee to accept from (i) Financial Guaranty Insurance Company, Municipal Bond Insurance Association or any other insurance company affili-ated with Sponsor, in settlement of any claim, less than an amount sufficient to pay any principal or interest (and, in the case of a taxability redemp-tion, premium) then due on any Security in accor-dance with the municipal bond guaranty insurance policy attached to such Security or (ii) any affili-ate of the Sponsor who has any obligation with re-spect to any Security, less than the full amount due pursuant to the obligation, unless such instructions have been approved by the Securities and Exchange Commission pursuant to Rule 17d-1 under the Invest-ment Company Act of 1940.

          The following Exhibits:

       ****EX-3.(i) -   Restated Certificate of Incorporation
                          of Prudential Securities Incorpo-
                          rated dated March 29, 1993.
     *****EX- 3.(ii) -  Revised By-Laws of Prudential Securi-
                          ties Incorporated as amended through
                          June 21, 1996.
        +EX-4       -   Trust Indenture and Agreement dated
                          September 6, 1989.
        *Ex-8       -   Opinion of Paul, Hastings, Janofsky &
                          Walker, LLP.
       *EX-23       -   Consent of Kenny S&P Evaluation Serv-
                          ices, a division of J.J. Kenny Co.,
                          Inc. (as evaluator).
       ***EX-24     -   Powers of Attorney executed by a ma-
                          jority of the Board of Directors of
                          Prudential Securities Incorporated.
       *Ex-27       -   Financial Data Schedule for Series
                          165.
       *Ex-27.1     -   Financial Data Schedule for Multistate
                          Series 62 (California).
       *Ex-27.2     -   Financial Data Schedule for Multistate
                          Series 62 (Florida).
       *Ex-27.3     -   Financial Data Schedule for Multistate
                          Series 62 (New York).
        Ex-99           Information as to Officers and Direc-
                          tors of Prudential Securities Incor-
                          porated is incor-
                          porated by reference to Schedules A and D
                          of Form BD filed by Prudential Securities In-corporated pursuant to Rules l5b1-1 and l5b3-1 under the Securities Ex-
                          change Act of 1934 (1934 Act File
                          No. 8-16267).
       **EX-99.2    -   Affiliations of Sponsor with other in-
                          vestment companies.
       **EX-99.3    -   Broker's Blanket Policies, Standard
                          Form No. 39 in the aggregate amount
                          of $62,500,000.
       +EX-99.4     -   Investment Advisory Agreement.

_________________________
    * Filed herewith.

   ** Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securi-ties Act of 1933 of Prudential Unit Trusts, Insured Tax-Exempt Series 1, Registration No. 2-89263.

  *** Incorporated by reference to exhibits of same designa-tion filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of National Municipal Trust Se-ries 172, Registration No. 33-54681 and National Equity Trust, Top Ten Portfolio Series 3, Registration No. 333-15919, and National Equity Trust, Low Five Portfolio Se-ries 17, Registration No. 333-44543.

 **** Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securi-ties Act of 1933 of Government Securities Equity Trust Series 5, Registration No. 33-57992.

***** Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securi-ties Act of 1933 of National Municipal Trust, Series 186, Registration No. 33-54697.

    + Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securi-ties Act of 1933 of National Municipal Trust, Insured Series 43, Registration No. 33-29314.

                          SIGNATURES


          Pursuant to the requirements of the Securities Act of 1933, the registrant, National Municipal Trust, Series 165 and Multistate Series 62 certifies that it meets all of the re-quirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement or amendments thereto to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York, and State of New York on the 23rd day of April, 1998.

                         NATIONAL MUNICIPAL TRUST,
                         Series 165
                         Multistate Series 62
                           (Registrant)

                         By PRUDENTIAL SECURITIES INCORPORATED
                              (Depositor)

                         By the following persons,* who
                           constitute a majority of the
                           Board of Directors of Prudential
                           Securities Incorporated


                              Alan D. Hogan
                              A. Laurence Norton, Jr.
                              Leland B. Paton
                              Martin Pfinsgraff
                              Vincent T. Pica II
                              James D. Price
                              Hardwick Simmons
                              Lee B. Spencer, Jr.
                              Brian M. Storms

                         By __/s/ Kenneth Swankie   _________
                               (Kenneth Swankie
                                Senior Vice President,
                                Manager--Unit Investment
                                Trust Department,
                                as authorized signatory for
                                Prudential Securities
                                Incorporated and Attorney-
                                in-Fact for the persons
                                listed above)
_____________________
*    Pursuant to Powers of Attorney previously filed.

                      CONSENT OF COUNSEL

          The consents of counsel to the use of their names in the Prospectus included in this Registration Statement are con-tained in their opinions filed as Exhibit 5, 8-CA and 8-FL to the Registration Statement.

                      CONSENT OF INDEPENDENT AUDITORS


We consent to the use of our report, dated March 23, 1998, accompanying the financial statements of the National Municipal Trust Series 165 (Uninsured) and Multistate Series 62 consisting of the California Trust, the Florida Trust (Insured) and the New York Trust (Uninsured) included herein and to the reference to our Firm as experts under the heading "Auditors" in the prospectus which is a part of this registration statement.

DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

April 21, 1998
New York, New York